                                                Tax-Free Cash Reserve Portfolio

                                                                     PROSPECTUS

                                                                  JULY 31, 2006

CASH MANAGEMENT CLASS

Tax-Free Cash Reserve Portfolio's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Cash Management Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
..  is not FDIC insured;
..  may lose value; and
..  is not guaranteed by a bank.

                        TAX-FREE CASH RESERVE PORTFOLIO

TABLE OF CONTENTS
--------------------------------------------------------------------------------


RISK/RETURN SUMMARY                                                        1
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

PERFORMANCE INFORMATION                                                    2
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

Annual Total Returns                                                       2

Performance Table                                                          2

FEE TABLE AND EXPENSE EXAMPLE                                              3
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

Fee Table                                                                  3

Expense Example                                                            3

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION                            4
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS                                 4
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

Objective and Strategies                                                   4

Risks                                                                      5

DISCLOSURE OF PORTFOLIO HOLDINGS                                           6
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

FUND MANAGEMENT                                                            7
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

The Advisor                                                                7

Advisor Compensation                                                       7

OTHER INFORMATION                                                          8
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

Investments in the Fund                                                    8

Dividends and Distributions                                                8

FINANCIAL HIGHLIGHTS                                                       9
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

SHAREHOLDER INFORMATION                                                  A-1
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

Distribution and Service (12b-1) Fees                                    A-1

Purchasing Shares                                                        A-1

Redeeming Shares                                                         A-2

Pricing of Shares                                                        A-3

Frequent Purchases and Redemptions of Fund Shares                        A-3

Taxes                                                                    A-3

OBTAINING ADDITIONAL INFORMATION                                  Back Cover
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                        TAX-FREE CASH RESERVE PORTFOLIO

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE......................      The fund's investment objective
                                                is to provide as high a level
                                                of tax-exempt income as is
                                                consistent with the
                                                preservation of capital and
                                                maintenance of liquidity.

PRIMARY INVESTMENT STRATEGIES.............      The fund invests only in
                                                high-quality U.S.
                                                dollar-denominated short term
                                                debt obligations, including:
                                                (i) municipal securities; and
                                                (ii) cash equivalents.

                                                The fund invests its assets so
                                                that at least 80% of its income
                                                will be exempt from federal
                                                income taxes.

                                                The fund invests in accordance
                                                with industry-standard
                                                requirements for money market
                                                funds for the quality, maturity
                                                and diversification of
                                                investments.

                                                In selecting securities for the
                                                fund's portfolio, the portfolio
                                                managers focus on safety,
                                                liquidity, and yield.

                                                Please see "Investment
                                                Objective, Strategies and
                                                Risks" for additional
                                                information regarding the
                                                fund's investment strategies.

PRINCIPAL RISKS...........................      Among the principal risks of
                                                investing in the fund, which
                                                could adversely affect its net
                                                asset value, yield and total
                                                return are:


 Market Risk                            Money Market Fund Risk

 Interest Rate Risk                     Credit Risk

 Municipal Securities Risk              Concentration Risk

 Foreign Credit Exposure Risk           Synthetic Municipal Securities Risk

 Management Risk


                                                Please see "Investment
                                                Objective, Strategies and
                                                Risks" for a description of
                                                these risks and other risks of
                                                investing in the fund.

                                                Although the fund seeks to
                                                preserve the value of your
                                                investment at $1.00 per share,
                                                it is possible to lose money by
                                                investing in the fund.
                                                Additionally, the fund's yield
                                                will vary as the short-term
                                                securities in its portfolio
                                                mature or are sold, and the
                                                proceeds are reinvested in
                                                securities with different
                                                interest rates. An investment
                                                in the fund is not a deposit in
                                                a bank and is not insured or
                                                guaranteed by the Federal
                                                Deposit Insurance Corporation
                                                or any other governmental
                                                agency.

                        TAX-FREE CASH RESERVE PORTFOLIO

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ __ _
The following bar chart shows changes in the performance of the fund's Cash Management Class shares from year to year. Cash Management Class shares are not subject to sales loads.

                                    [CHART]

     12/31/00     12/31/01     12/31/02    12/31/03    12/31/04     12/31/05
     --------     --------     --------    --------    --------     --------
       3.93%       2.57%        1.23%        0.80%       0.94%        2.14%

  The Cash Management Class shares' year-to-date total return as of June 30, 2006 was 1.50%.

  During the period shown in the bar chart, the highest quarterly return was 1.03% (quarter ended December 31, 2000) and the lowest quarterly return was 0.16% (quarter ended September 30, 2003).

PERFORMANCE TABLE

The following performance table reflects the performance of the Cash Management Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS

_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
__ _ _ _ _ _ _ _ _ _ _ _

(for the periods ended December 31, 2005)                     SINCE   INCEPTION
                                             1 YEAR 5 YEARS INCEPTION   DATE
-------------------------------------------------------------------------------

Cash Management Class                        2.14%   1.53%    2.09%   01/04/99
-------------------------------------------------------------------------------

For the current seven-day yield, call (800) 659-1005.

                        TAX-FREE CASH RESERVE PORTFOLIO

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------


FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

                (fees paid directly from                 CASH
                your investment)                      MANAGEMENT
                                                        CLASS
                ------------------------------------------------

                Maximum Sales Charge (Load)
                Imposed on Purchases
                (as a percentage of
                offering price)
                                                         None

                Maximum Deferred
                Sales Charge (Load)
                (as a percentage of original purchase
                price or redemption
                proceeds, whichever is less)
                                                         None

ANNUAL FUND OPERATING EXPENSES/1/
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

                     (expenses that are deducted    CASH
                     from fund assets)           MANAGEMENT
                                                   CLASS
                     --------------------------------------

                     Management Fees
                                                    0.21%

                     Distribution and/or Service
                     (12b-1) Fees
                                                    0.10

                     Other Expenses
                                                    0.06

                     Total Annual Fund
                     Operating Expenses
                                                    0.37

                     Fee Waiver/2/
                                                    0.07

                     Net Annual Fund
                     Operating Expenses
                                                    0.30
                     --------------------------------------

/1/ There is no guarantee that actual expenses will be the same as those shown in the table.
/2/ The distributor has contractually agreed to waive 0.02% of the Rule 12b-1 distribution fee. Further, the fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.22%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the limit stated above: (i) Rule 12b-1 fees, if any; (ii) trustees' fees; (iii) federal registration fees; (iv) interest; (v) taxes;
    (vi) extraordinary items; (vii) expenses related to a merger or reorganization, as approved by the fund's board of trustees and (viii) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. These agreements are in effect through at least June 30, 2007.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in the Cash Management Class of the fund with the cost of investing in other mutual funds.
  The expense example assumes you:
   (i) invest $10,000 in the fund for the time periods indicated;
  (ii) redeem all of your shares at the end of the periods indicated;
 (iii) earn a 5% return on your investment before operating expenses each year; and
  (iv) incur the same amount in operating expenses each year.

  The example includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                   1 YEAR 3 YEARS 5 YEARS 10 YEARS
             -----------------------------------------------------

             Cash Management Class
                                    $31
                                           $112
                                                   $201
                                                            $461
             -----------------------------------------------------

                        TAX-FREE CASH RESERVE PORTFOLIO

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------
The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

.. You invest $10,000 in the fund and hold it for the entire 10 year period;

.. Your investment has a 5% return before expenses each year; and

.. The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

  There is no assurance that the annual expense ratio will be the expense ratio for the fund classes for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CASH MANAGEMENT
CLASS                 YEAR 1      YEAR 2    YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9
--------------------------------------------------------------------------------------------------------------------------------
Annual Expense
 Ratio/1/                 0.30%       0.37%       0.37%       0.37%       0.37%       0.37%       0.37%       0.37%       0.37%
Cumulative Return
 Before Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%
Cumulative Return
 After Expenses           4.70%       9.55%      14.62%      19.93%      25.48%      31.29%      37.37%      43.73%      50.38%
End of Year Balance $10,470.00  $10,954.76  $11,461.97  $11,992.66  $12,547.92  $13,128.88  $13,736.75  $14,372.76  $15,038.22
Estimated Annual
 Expenses           $    30.71  $    39.64  $    41.47  $    43.39  $    45.40  $    47.50  $    49.70  $    52.00  $    54.41
--------------------------------------------------------------------------------------------------------------------------------

CASH MANAGEMENT
CLASS               YEAR 10
-------------------------------
Annual Expense
 Ratio/1/                 0.37%
Cumulative Return
 Before Expenses         62.89%
Cumulative Return
 After Expenses          57.34%
End of Year Balance $15,734.49
Estimated Annual
 Expenses           $    56.93
-------------------------------

/1/ Your actual expenses may be higher or lower than those shown.


INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

OBJECTIVE AND STRATEGIES
The fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
  The fund invests its assets so that at least 80% of the fund's income will be exempt from federal income taxes. The fund seeks to make investments in securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.
  The fund invests in accordance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.
  The fund invests only in high-quality U.S. dollar-denominated short term debt obligations, including: (i) municipal securities, which may include tax-exempt commercial paper; and (ii) cash equivalents. These securities may have credit and liquidity enhancements provided by banks, insurance companies or other financial institutions.
  Municipal securities include debt obligations of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, authorities thereof, and multi-state agencies, issued to obtain funds for various public purposes. Synthetic municipal securities, which include variable rate instruments that are created when fixed rate bonds are coupled with a third party tender feature and variable tender fees are treated as municipal securities. Other securities held by the fund may be structured with demand features which have the effect of shortening the security's maturity.
  The fund invests only in municipal securities that are: (1) rated in the highest rating category by two nationally recognized statistical rating organizations (NRSRO); (2) rated by only one NRSRO, if they are rated in the highest category by that NRSRO; and (3) unrated but deemed to be of comparable quality by the advisor.
  Some of the fund's investments, although U.S. dollar-denominated, may be subject to foreign credit exposure.
  The fund's investments in the types of securities described in this prospectus vary from time to time, and, at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

                        TAX-FREE CASH RESERVE PORTFOLIO

--------------------------------------------------------------------------------

  In selecting securities for the fund's portfolio, the portfolio managers focus on safety, liquidity, and yield. The portfolio structure is driven to some extent by the supply and availability of municipal obligations. The portfolio managers manage liquidity with daily and weekly variable-rate demand notes.
  The portfolio managers consider selling a security: (i) if the issuer's credit quality declines, (ii) if a geographic region in which the issuers in which the fund invests are located undergoes a negative change, (iii) as a result of interest rate changes, or (iv) to enhance yield.
  The fund typically maintains a portion of its assets in cash. The fund holds cash to handle its daily cash needs, which include payment of fund expenses, redemption requests and securities transactions. The amount of cash held by the fund may increase if the fund takes a temporary defensive position. The fund may take a temporary defensive position when it receives unusually large redemption requests, or if there are inadequate investment opportunities due to adverse market, economic, political or other conditions. A larger amount of cash is likely to negatively affect the fund's investment results.

RISKS
The principal risks of investing in the fund are:

  Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the issuers, or in the case of industrial development revenue bonds, the company for whose benefit the bonds are being issued; general economic and market conditions; regional or global economic instability; and interest rate fluctuations.
  Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in other securities.
  Interest Rate Risk--The fund invests in debt securities, including notes and bonds. The values of debt securities and the income generated by debt securities may be affected by changing interest rates. Interest rate increases may cause the price of a debt security to decrease, and the longer a debt security's duration (a measure of its sensitivity to changes in interest rates), the more sensitive it is to this risk. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the fund's performance.
  Credit Risk--There is a possibility that the issuers of instruments in which the fund invests will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its securities and may decrease their value. Changes in the credit quality of financial institutions providing liquidity and credit enhancements could cause the fund to experience a loss and may effect its share price.
  Municipal Securities Risk--The value of, payment of interest and repayment of principal with respect to, and the ability of the fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.
  Concentration Risk--Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the fund. Moreover, sizeable investments in securities issued to finance similar projects could involve an increased risk to the fund if economic or other factors adversely effect the viability of these projects.
  Foreign Credit Exposure Risk--U.S. dollar denominated securities which carry foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect the repayment of principal or the payment of interest.
  Synthetic Municipal Securities Risk--The tax-exempt character of the interest paid on synthetic municipal securities is based on the tax-exempt income stream from the collateral. The Internal Revenue Service has not ruled on this issue and could deem income derived from synthetic municipal securities to be taxable.
  Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

                        TAX-FREE CASH RESERVE PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund makes available to institutions that maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, Qualified Persons) information regarding the fund's portfolio holdings as detailed below. The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for the fund is available at http://www.aiminvestments.com (Qualified Persons may obtain access to the website by calling the distributor toll free at 1-800-659-1005, option 2). To locate the fund's portfolio holdings information, access the fund's overview page, and links to the following fund information will be found in the upper right side of this website page:

                               APPROXIMATE DATE OF POSTING    INFORMATION REMAINS AVAILABLE
INFORMATION AVAILABLE          TO WEBSITE                     ON WEBSITE
--------------------------------------------------------------------------------------------
Weighted average maturity      Next business day              Until posting of the
information; thirty-day,                                      following business day's
seven-day and one-day yield                                   information
information; daily dividend
factor and total net assets

Complete portfolio holdings    1 day after month end          Until posting of the fiscal
as of month end and                                           quarter holdings for the
information derived from                                      months included in the fiscal
holdings                                                      quarter
--------------------------------------------------------------------------------------------

  A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information, which is available at http://www.aiminvestments.com.

                        TAX-FREE CASH RESERVE PORTFOLIO

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.
  On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) is being created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI agreed to create a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.
  Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and (iv) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.
  Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.
  As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION

During the fiscal year ended March 31, 2006, the advisor received compensation of 0.16% of average daily net assets.

  The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services of the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.
  A discussion regarding the basis for the Board of Trustees' approval of the investment advisory agreement of the fund is available in the fund's annual report to shareholders for the twelve-month period ended March 31, 2006.

                        TAX-FREE CASH RESERVE PORTFOLIO

OTHER INFORMATION
--------------------------------------------------------------------------------

INVESTMENTS IN THE FUND

The Cash Management Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund, whose income is excluded from gross income for purposes of federal income taxes. An investment in the fund may relieve the institution of many of the investment and administrative burdens encountered when investing in municipal securities directly. These include: selection of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; selection and scheduling of maturities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of the fund as of 3:30 p.m. Eastern Time. If the fund closes early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 3:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains, if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                        TAX-FREE CASH RESERVE PORTFOLIO

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Cash Management Class. Certain information reflects financial results for a single fund share.
  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).
  The information for the fiscal year ended 2006 has been audited by PricewaterhouseCoopers, LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. PricewaterhouseCoopers, LLP was appointed by the Audit Committee of the Board of Trustees (the "Board") as the fund's new independent registered public accounting firm in 2005. Such appointment was ratified and approved by the independent trustees of the Board. Information prior to fiscal year 2006 was audited by other public accountants.

                                                                     CASH MANAGEMENT CLASS
                                                     -----------------------------------------------------
                                                                      YEAR ENDED MARCH 31,
                                                     -----------------------------------------------------
                                                          2006        2005      2004      2003      2002
                                                     --------       --------  --------  --------  --------
Net asset value, beginning of period                 $   1.00       $   1.00  $   1.00  $   1.00  $   1.00
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                   0.02           0.01      0.01      0.01      0.02
-----------------------------------------------------------------------------------------------------------
Less distributions from net investment income           (0.02)         (0.01)    (0.01)    (0.01)    (0.02)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $   1.00       $   1.00  $   1.00  $   1.00  $   1.00
-----------------------------------------------------------------------------------------------------------
Total return/(a)/                                        2.45%          1.16%     0.76%     1.14%     2.08%
-----------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $683,659       $725,124  $768,141  $617,683  $320,502
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
 With fee waivers and/or expense reimbursements          0.30%/(b)/     0.30%     0.30%     0.30%     0.30%
-----------------------------------------------------------------------------------------------------------
 Without fee waivers and/or expense reimbursements       0.37%/(b)/     0.37%     0.37%     0.37%     0.38%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets     2.41%/(b)/     1.16%     0.75%     1.12%     1.92%
-----------------------------------------------------------------------------------------------------------

/(a)/ Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
/(b)/ Ratios are based on average daily net assets of $620,307,646.

                        TAX-FREE CASH RESERVE PORTFOLIO

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of eight classes of shares that share a common investment objective and portfolio of investments, one of which, the Sweep Class, is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.

DISTRIBUTION AND SERVICE (12B-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                         INITIAL    ADDITIONAL
                 CLASS                 INVESTMENTS* INVESTMENTS
                 ----------------------------------------------
                 Cash Management Class  $1 million  no minimum
                 ----------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the fund verify and record your identifying information.

PURCHASE OPTIONS
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

                               OPENING AN ACCOUNT             ADDING TO AN ACCOUNT
--------------------------------------------------------------------------------------------
Through a Financial            Contact your financial         Same
Intermediary                   intermediary.
                               The financial intermediary
                               should forward your completed
                               account application to the
                               transfer agent, AIM
                               Investment Services,
                               Inc. P.O. Box 0843 Houston,
                               TX 77001-0843 The financial
                               intermediary should call the
                               transfer agent at (800)
                               659-1005 to receive an
                               account number. Then, the
                               intermediary should use the
                               following wire instructions:

                               The Bank of New
                               York ABA/Routing #:
                               021000018 DDA 8900279915

                               For Further Credit to the
                               fund and Your Account #

By Telephone                   Open your account as           Call the transfer agent at
                               described above.               (800) 659-1005 and wire
                                                              payment for your purchase
                                                              order in accordance with the
                                                              wire instructions noted above.

By AIM LINK(R)                 Open your account as           Complete an AIM LINK(R)
                               described above.               Agreement. Mail the
                                                              application and agreement to
                                                              the transfer agent. Once your
                                                              request for this option has
                                                              been processed, you may place
                                                              your order via AIM LINK.
--------------------------------------------------------------------------------------------

                        TAX-FREE CASH RESERVE PORTFOLIO

--------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial intermediary may charge service fees for handling redemption transactions.

HOW TO REDEEM
SHARES
------------------------------------------------------------------------------------------------------------------------------
Through a      Contact your financial intermediary.
Financial
Intermediary

               Redemption proceeds will be transmitted electronically to your pre-authorized bank account. The transfer agent must receive your financial intermediary's instructions before 3:30 p.m. Eastern Time in order to effect the redemption at that day's closing price.

By Telephone   A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 3:30 p.m. Eastern Time in order to effect the redemption at that day's closing price.

By AIM LINK(R) Place your redemption request via AIM LINK. The transfer agent must receive your redemption request normally before 12:30 p.m. Eastern Time in order to effect the redemption at that day's closing price. Orders for shares placed between 12:30 and 3:30 p.m. Eastern Time may only be transmitted by telephone.
------------------------------------------------------------------------------------------------------------------------------

PAYMENT OF REDEMPTION PROCEEDS

All redemption orders are processed at the net asset value next determined after the transfer agent receives a redemption order.
  We will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 12:30 p.m. Eastern Time and 3:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.
  If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.
  If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and we are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK(R)
If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the fund is not able to verify your identity as required by law, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

                        TAX-FREE CASH RESERVE PORTFOLIO

--------------------------------------------------------------------------------

 The fund and its agents reserve the right at any time to:
..  reject or cancel any part of any purchase order;
.. modify any terms or conditions of purchase of shares of the fund; or .. withdraw all or any part of the offering made by this prospectus.


PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE
The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Time. The last net asset value determination on a business day will generally occur at 3:30 p.m. Eastern Time.
  If the fund closes early on a business day, as described below under "Pricing of Shares--Timing Orders", the last net asset value calculation will occur as of the time of such closing.
  The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS
The fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.
  A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.
  If the financial intermediary through which you place purchase and redemption orders, in turn, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.
  The fund may postpone the right of redemption under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.
  The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.
  During the period between 12:30 p.m. Eastern Time and 3:30 p.m. Eastern Time, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders. On days that the fund closes early, the fund may, in its discretion, refuse to accept purchase orders and may not provide same day settlement of redemption orders for such purchases and redemption orders received by the transfer agent (i) if the fund closes after 12:30 p.m. Eastern Time, between 12:30 p.m. Eastern Time and the time the fund closes, and (ii) if the fund closes on or before 12:30 p.m. Eastern Time, during the thirty minute period prior to the last net asset value determination.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES
The Board of the fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of the fund's shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:

.. The fund is offered to investors as a cash management vehicle. Investors must perceive an investment in such fund as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

.. One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the fund will be detrimental to the continuing operations of the fund.

.. The fund's portfolio securities are valued on the basis of amortized cost, and the fund seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

.. Because the fund seeks to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in the fund. Imposition of redemption fees would run contrary to investor expectations.

  The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.
  The fund and its agents reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the fund determines that such purchase may disrupt the fund's operation or performance.

TAXES
You will not be required to include the "exempt-interest" portion of dividends paid by the fund in your gross income for federal income tax

                        TAX-FREE CASH RESERVE PORTFOLIO

--------------------------------------------------------------------------------

purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax return. Exempt-interest dividends from the fund may be subject to state and local income taxes, may give rise to a federal alternative minimum tax liability, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you. The fund intends to avoid investment in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. The fund will try to avoid investments that result in taxable dividends.
  To the extent that dividends paid by the fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the fund for the particular days in which you hold shares.
  From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal securities. If such a proposal were enacted, the ability of the fund to pay exempt-interest dividends might be adversely affected.

Obtaining Additional Information
--------------------------------------------------------------------------------


More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about this fund, another fund in The AIM Family of Funds(R) or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at, AIM Investment Services, Inc., P. O. Box 0843, Houston, TX 77001-0843, or

                 BY TELEPHONE:    (800) 659-1005

                 ON THE INTERNET: You can send us a request
                                  by e-mail or download
                                  prospectuses, SAI, annual or
                                  semiannual reports via our
                                  website:
                                  HTTP://WWW.AIMINVESTMENTS.COM

The fund's most recent portfolio holdings, as filed on Form N-Q, are also available at http://www.aiminvestments.com.
You also can review and obtain copies of the fund's SAI, financial reports, the fund's Form N-Q and other information at the SEC's Public Reference Room in Washington, D.C.; on the EDGAR database on the SEC's internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, D.C. 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

  Tax-Free Cash Reserve Portfolio, a series of Tax-Free Investments Trust SEC 1940 Act file number: 811-2731


                              [LOGO]

AIMinvestments.com TFIT-PRO-3 Your goals. Our solutions.(R) AIM INVESTMENTS(R)

                                                Tax-Free Cash Reserve Portfolio

                                                                     PROSPECTUS

                                                                  JULY 31, 2006

CORPORATE CLASS

Tax-Free Cash Reserve Portfolio's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Corporate Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
..  is not FDIC insured;
..  may lose value; and
..  is not guaranteed by a bank.

                        TAX-FREE CASH RESERVE PORTFOLIO

TABLE OF CONTENTS
--------------------------------------------------------------------------------

RISK/RETURN SUMMARY                                                        1
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
PERFORMANCE INFORMATION                                                    2
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
Annual Total Returns                                                       2
Performance Table                                                          2
FEE TABLE AND EXPENSE EXAMPLE                                              3
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
Fee Table                                                                  3
Expense Example                                                            3
HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION                            4
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
INVESTMENT OBJECTIVE, STRATEGIES AND RISKS                                 4
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
Objective and Strategies                                                   4
Risks                                                                      5
DISCLOSURE OF PORTFOLIO HOLDINGS                                           6
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
FUND MANAGEMENT                                                            7
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
The Advisor                                                                7
Advisor Compensation                                                       7
OTHER INFORMATION                                                          8
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
Investments in the Fund                                                    8
Dividends and Distributions                                                8
FINANCIAL HIGHLIGHTS                                                       9
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
SHAREHOLDER INFORMATION                                                  A-1
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
Distribution and Service (12b-1) Fees                                    A-1
Purchasing Shares                                                        A-1
Redeeming Shares                                                         A-2
Pricing of Shares                                                        A-3
Frequent Purchases and Redemptions of Fund Shares                        A-3
Taxes                                                                    A-3
OBTAINING ADDITIONAL INFORMATION                                  Back Cover
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), and AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                        TAX-FREE CASH RESERVE PORTFOLIO

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE......................      The fund's investment objective
                                                is to provide as high a level
                                                of tax-exempt income as is
                                                consistent with the
                                                preservation of capital and
                                                maintenance of liquidity.

PRIMARY INVESTMENT STRATEGIES.............      The fund invests only in
                                                high-quality U.S.
                                                dollar-denominated short term
                                                debt obligations, including:
                                                (i) municipal securities; and
                                                (ii) cash equivalents.

                                                The fund invests its assets so
                                                that at least 80% of its income
                                                will be exempt from federal
                                                income taxes.

                                                The fund invests in accordance
                                                with industry-standard
                                                requirements for money market
                                                funds for the quality, maturity
                                                and diversification of
                                                investments.

                                                In selecting securities for the
                                                fund's portfolio, the portfolio
                                                managers focus on safety,
                                                liquidity, and yield.

                                                Please see "Investment
                                                Objective, Strategies and
                                                Risks" for additional
                                                information regarding the
                                                fund's investment strategies.

PRINCIPAL RISKS...........................      Among the principal risks of
                                                investing in the fund, which
                                                could adversely affect its net
                                                asset value, yield and total
                                                return are:


 Market Risk                            Money Market Fund Risk

 Interest Rate Risk                     Credit Risk

 Municipal Securities Risk              Concentration Risk

 Foreign Credit Exposure Risk           Synthetic Municipal Securities Risk

 Management Risk


                                                Please see "Investment
                                                Objective, Strategies and
                                                Risks" for a description of
                                                these risks and other risks of
                                                investing in the fund.

                                                Although the fund seeks to
                                                preserve the value of your
                                                investment at $1.00 per share,
                                                it is possible to lose money by
                                                investing in the fund.
                                                Additionally, the fund's yield
                                                will vary as the short-term
                                                securities in its portfolio
                                                mature or are sold, and the
                                                proceeds are reinvested in
                                                securities with different
                                                interest rates. An investment
                                                in the fund is not a deposit in
                                                a bank and is not insured or
                                                guaranteed by the Federal
                                                Deposit Insurance Corporation
                                                or any other governmental
                                                agency.

                        TAX-FREE CASH RESERVE PORTFOLIO

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
The following bar chart shows changes in the performance of the fund's Institutional Class shares from year to year. Neither the Corporate Class shares nor the Institutional Class shares are subject to sales loads.

                                    [CHART]

12/31/96   12/31/97   12/31/98   12/31/99   12/31/00   12/31/01   12/31/02   12/31/03   12/31/04   12/31/05
--------   --------   --------   --------   --------   --------   --------   --------   --------   --------
 3.34%       3.55%      3.34%      3.14%      4.01%      2.65%      1.31%      0.88%      1.02%       2.22%


  The returns shown are those of the fund's Institutional Class shares, which are not offered in this prospectus. Corporate Class shares would have lower annual returns because, although the shares are invested in the same portfolio of securities, the Corporate Class has higher expenses. The inception date of the Corporate Class shares is September 8, 2005.

  The Corporate Class shares' year-to-date total return as of June 30, 2006 was 1.52%.

  During the periods shown in the bar chart, Institutional Class' highest quarterly return was 1.05% (quarter ended December 31, 2000) and its lowest quarterly return was 0.18% (quarter ended September 30, 2003).

PERFORMANCE TABLE

The following performance table reflects the performance of the Institutional Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

 (for the periods ended December 31, 2005)                            INCEPTION
                                              1 YEAR 5 YEARS 10 YEARS   DATE
 ------------------------------------------------------------------------------

 Institutional Class                          2.22%   1.62%   2.54%   04/18/83
 ------------------------------------------------------------------------------

The current seven-day yield of Corporate Class may be obtained by calling (800) 659-1005.

                        TAX-FREE CASH RESERVE PORTFOLIO

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

                (fees paid directly from              CORPORATE
                your investment)                        CLASS
                -----------------------------------------------

                Maximum Sales Charge (Load)
                Imposed on Purchases
                (as a percentage of
                offering price)
                                                        None

                Maximum Deferred
                Sales Charge (Load)
                (as a percentage of original purchase
                price or redemption
                proceeds, whichever is less)
                                                        None

ANNUAL FUND OPERATING EXPENSES/1/
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

                     (expenses that are deducted CORPORATE
                     from fund assets)             CLASS
                     -------------------------------------

                     Management Fees               0.21%

                     Distribution and/or Service
                     (12b-1) Fees                  0.03

                     Other Expenses2               0.06

                     Total Annual Fund
                     Operating Expenses            0.30

                     Fee Waiver/3/                 0.05

                     Net Annual Fund
                     Operating Expenses            0.25
                     -------------------------------------

/1/ There is no guarantee that actual expenses will be the same as those shown in the table.
/2/ Other Expenses are based on estimated amounts for the current fiscal year. /3/ The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.22%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the limit stated above: (i) Rule 12b-1 fees, if any; (ii) trustees' fees; (iii) federal registration fees; (iv) interest; (v) taxes; (vi) extraordinary items; (vii) expenses related to a merger or reorganization, as approved by the fund's board of trustees and (viii) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. These agreements are in effect through at least June 30, 2007.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Corporate Class of the fund with the cost of investing in other mutual funds.
  The expense example assumes you:
   (i) invest $10,000 in the fund for the time periods indicated;
  (ii) redeem all of your shares at the end of the periods indicated;
 (iii) earn a 5% return on your investment before operating expenses each year; and
  (iv) incur the same amount in operating expenses each year.

  The example includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                -----------------------------------------------

                Corporate Class  $26     $91    $164     $376
                -----------------------------------------------

                        TAX-FREE CASH RESERVE PORTFOLIO

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------
The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

.. You invest $10,000 in the fund and hold it for the entire 10 year period;

.. Your investment has a 5% return before expenses each year; and

.. The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

  There is no assurance that the annual expense ratio will be the expense ratio for the fund classes for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CORPORATE CLASS                  YEAR 1      YEAR 2    YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8
-------------------------------------------------------------------------------------------------------------------------------
Annual Expense Ratio/1/              0.25%       0.30%       0.30%       0.30%       0.30%       0.30%       0.30%       0.30%
Cumulative Return Before
 Expenses                            5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%
Cumulative Return After
 Expenses                            4.75%       9.67%      14.83%      20.22%      25.88%      31.79%      37.99%      44.47%
End of Year Balance            $10,475.00  $10,967.33  $11,482.79  $12,022.48  $12,587.54  $13,179.15  $13,798.57  $14,447.10
Estimated Annual Expenses      $    25.59  $    32.16  $    33.68  $    35.26  $    36.92  $    38.65  $    40.47  $    42.37
-------------------------------------------------------------------------------------------------------------------------------

CORPORATE CLASS                YEAR 9      YEAR 10
------------------------------------------------------
Annual Expense Ratio/1/              0.30%       0.30%
Cumulative Return Before
 Expenses                           55.13%      62.89%
Cumulative Return After
 Expenses                           51.26%      58.37%
End of Year Balance            $15,126.12  $15,837.05
Estimated Annual Expenses      $    44.36  $    46.44
------------------------------------------------------

/1/ Your actual expenses may be higher or lower than those shown.

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
--------------------------------------------------------------------------------
OBJECTIVE AND STRATEGIES
The fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
  The fund invests its assets so that at least 80% of the fund's income will be exempt from federal income taxes. The fund seeks to make investments in securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.
  The fund invests in accordance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.
  The fund invests only in high-quality U.S. dollar-denominated short term debt obligations, including: (i) municipal securities, which may include tax-exempt commercial paper; and (ii) cash equivalents. These securities may have credit and liquidity enhancements provided by banks, insurance companies or other financial institutions.
  Municipal securities include debt obligations of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, authorities thereof, and multi-state agencies, issued to obtain funds for various public purposes. Synthetic municipal securities, which include variable rate instruments that are created when fixed rate bonds are coupled with a third party tender feature and variable tender fees, are treated as municipal securities. Other securities held by the fund may be structured with demand features which have the effect of shortening the security's maturity.
  The fund invests only in municipal securities that are: (1) rated in the highest rating category by two nationally recognized statistical rating organizations (NRSRO); (2) rated by only one NRSRO, if they are rated in the highest category by that NRSRO; and (3) unrated but deemed to be of comparable quality by the advisor.
  Some of the fund's investments, although U.S. dollar-denominated, may be subject to foreign credit exposure.
  The fund's investments in the types of securities described in this prospectus vary from time to time, and, at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

                        TAX-FREE CASH RESERVE PORTFOLIO

--------------------------------------------------------------------------------

  In selecting securities for the fund's portfolio, the portfolio managers focus on safety, liquidity, and yield. The portfolio structure is driven to some extent by the supply and availability of municipal obligations. The portfolio managers manage liquidity with daily and weekly variable-rate demand notes.
  The portfolio managers consider selling a security: (i) if the issuer's credit quality declines, (ii) if a geographic region in which the issuers in which the fund invests are located undergoes a negative change, (iii) as a result of interest rate changes, or (iv) to enhance yield.
  The fund typically maintains a portion of its assets in cash. The fund holds cash to handle its daily cash needs, which include payment of fund expenses, redemption requests and securities transactions. The amount of cash held by the fund may increase if the fund takes a temporary defensive position. The fund may take a temporary defensive position when it receives unusually large redemption requests, or if there are inadequate investment opportunities due to adverse market, economic, political or other conditions. A larger amount of cash is likely to negatively affect the fund's investment results.

RISKS
The principal risks of investing in the fund are:

  Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the issuers, or in the case of industrial development revenue bonds, the company for whose benefit the bonds are being issued; general economic and market conditions; regional or global economic instability; and interest rate fluctuations.
  Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in other securities.
  Interest Rate Risk--The fund invests in debt securities, including notes and bonds. The values of debt securities and the income generated by debt securities may be affected by changing interest rates. Interest rate increases may cause the price of a debt security to decrease, and the longer a debt security's duration (a measure of its sensitivity to changes in interest rates), the more sensitive it is to this risk. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the fund's performance.
  Credit Risk--There is a possibility that the issuers of instruments in which the fund invests will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its securities and may decrease their value. Changes in the credit quality of financial institutions providing liquidity and credit enhancements could cause the fund to experience a loss and may effect its share price.
  Municipal Securities Risk--The value of, payment of interest and repayment of principal with respect to, and the ability of the fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.
  Concentration Risk--Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the fund. Moreover, sizeable investments in securities issued to finance similar projects could involve an increased risk to the fund if economic or other factors adversely effect the viability of these projects.
  Foreign Credit Exposure Risk--U.S. dollar denominated securities which carry foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect the repayment of principal or the payment of interest.
  Synthetic Municipal Securities Risk--The tax-exempt character of the interest paid on synthetic municipal securities is based on the tax-exempt income stream from the collateral. The Internal Revenue Service has not ruled on this issue and could deem income derived from synthetic municipal securities to be taxable.
  Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

                        TAX-FREE CASH RESERVE PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund makes available to institutions that maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, Qualified Persons) information regarding the fund's portfolio holdings as detailed below. The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for the fund is available at http://www.aiminvestments.com (Qualified Persons may obtain access to the website by calling the distributor toll free at 1-800-659-1005, option 2). To locate the fund's portfolio holdings information, access the fund's overview page, and links to the following fund information will be found in the upper right side of this website page:

                               APPROXIMATE DATE OF POSTING    INFORMATION REMAINS AVAILABLE
INFORMATION AVAILABLE          TO WEBSITE                     ON WEBSITE
--------------------------------------------------------------------------------------------
Weighted average maturity      Next business day              Until posting of the
information; thirty-day,                                      following business day's
seven-day and one-day yield                                   information
information; daily dividend
factor and total net assets

Complete portfolio holdings    1 day after month end          Until posting of the fiscal
as of month end and                                           quarter holdings for the
information derived from                                      months included in the fiscal
holdings                                                      quarter
--------------------------------------------------------------------------------------------

  A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information, which is available at http://www.aiminvestments.com.

                        TAX-FREE CASH RESERVE PORTFOLIO

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.
  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.
  On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) is being created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI agreed to create a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.
  Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and (iv) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.
  Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.
  As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION
During the fiscal year ended March 31, 2006, the advisor received compensation of 0.16% of average daily net assets.
  The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services of the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.
  A discussion regarding the basis for the Board of Trustees' approval of the investment advisory agreement of the fund is available in the fund's annual report to shareholders for the twelve-month period ended March 31, 2006.

                        TAX-FREE CASH RESERVE PORTFOLIO

OTHER INFORMATION
--------------------------------------------------------------------------------

INVESTMENTS IN THE FUND
The Corporate Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund, whose income is excluded from gross income for purposes of federal income taxes. An investment in the fund may relieve the institution of many of the investment and administrative burdens encountered when investing in municipal securities directly. These include: selection of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; selection and scheduling of maturities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping.

DIVIDENDS AND DISTRIBUTIONS
The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS
The fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of the fund as of 3:30 p.m. Eastern Time. If the fund closes early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 3:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

CAPITAL GAINS DISTRIBUTIONS
The fund generally distributes net realized capital gains, if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                        TAX-FREE CASH RESERVE PORTFOLIO

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Institutional Class. Certain information reflects financial results for a single fund share.
  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).
  The information for the fiscal year ended 2006 has been audited by PricewaterhouseCoopers, LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. PricewaterhouseCoopers, LLP was appointed by the Audit Committee of the Board of Trustees (the "Board") as the fund's new independent registered public accounting firm in 2005. Such appointment was ratified and approved by the independent trustees of the Board.

                                                          CORPORATE CLASS
                                                       ----------------------
                                                         SEPTEMBER 8, 2005
                                                       (DATE SALES COMMENCED)
                                                         TO MARCH 31, 2006
                                                       ----------------------
  Net asset value, beginning of period                         $ 1.00
  ---------------------------------------------------------------------------
  Income from investment operations:
   Net investment income                                         0.01
  ---------------------------------------------------------------------------
  Less distributions from net investment income                 (0.01)
  ---------------------------------------------------------------------------
  Net asset value, end of period                               $ 1.00
  ---------------------------------------------------------------------------
  Total return/(a)/                                              1.52%
  ---------------------------------------------------------------------------
  Ratios/supplemental data:
  Net assets, end of period (000s omitted)                     $8,017
  ---------------------------------------------------------------------------
  Ratio of expenses to average net assets:
   With fee waivers and/or expense reimbursements                0.25%/(b)/
  ---------------------------------------------------------------------------
   Without fee waivers and/or expense reimbursements             0.30%/(b)/
  ---------------------------------------------------------------------------
  Ratio of net investment income to average net assets           2.46%/(b)/
  ---------------------------------------------------------------------------

/(a)/ Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
/(b)/ Ratios are annualized and based on average daily net assets of $20,425,839.

                        TAX-FREE CASH RESERVE PORTFOLIO

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently consists of eight classes of shares that share a common investment objective and portfolio of investments, one of which, the Sweep Class, is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.

DISTRIBUTION AND SERVICE (12B-1) FEES
The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT
The minimum investments for fund accounts are as follows:

                                      INITIAL    ADDITIONAL
                    CLASS           INVESTMENTS* INVESTMENTS
                    ----------------------------------------
                    Corporate Class  $1 million  no minimum
                    ----------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES
You may purchase shares using one of the options below or, if you are investing directly, by sending your completed account application and purchase amount to the transfer agent. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the fund verify and record your identifying information.

PURCHASE OPTIONS
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

                               OPENING AN ACCOUNT                                ADDING TO AN ACCOUNT
---------------------------------------------------------------------------------------------------------------
Through a Financial            Contact your financial                            Same
Intermediary                   intermediary.
                               The financial intermediary
                               should forward your completed
                               account application to the
                               transfer agent, AIM
                               Investment Services,
                               Inc. P.O. Box 0843 Houston,
                               TX 77001-0843 The financial
                               intermediary should call the
                               transfer agent at (800)
                               659-1005 to receive an
                               account number. Then, the
                               intermediary should use the
                               following wire instructions:

                               The Bank of New
                               York ABA/Routing #:
                               021000018 DDA 8900279915

                               For Further Credit to the fund and Your Account #

By Telephone                   Open your account as                              Call the transfer agent at
                               described above.                                  (800) 659-1005 and wire
                                                                                 payment for your purchase
                                                                                 order in accordance with the
                                                                                 wire instructions noted above.

By AIM LINK(R)                 Open your account as                              Complete an AIM LINK(R)
                               described above.                                  Agreement. Mail the
                                                                                 application and agreement to
                                                                                 the transfer agent. Once your
                                                                                 request for this option has
                                                                                 been processed, you may place
                                                                                 your order via AIM LINK.
---------------------------------------------------------------------------------------------------------------

                        TAX-FREE CASH RESERVE PORTFOLIO

--------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

REDEEMING SHARES

REDEMPTION FEES
We will not charge you any fees to redeem your shares. Your broker or financial intermediary may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
---------------------------------------------------------------------------------------------
Through a Financial Intermediary Contact your financial intermediary.

                                 Redemption proceeds will be transmitted electronically to
                                 your pre-authorized bank account. The transfer agent must
                                 receive your financial intermediary's instructions before
                                 3:30 p.m. Eastern Time in order to effect the redemption at that day's closing price.

By Telephone                     A person who has been authorized to make transactions in
                                 the account application may make redemptions by telephone.
                                 You must call the transfer agent before 3:30 p.m. Eastern
                                 Time in order to effect the redemption at that day's
                                 closing price.

By AIM LINK(R)                   Place your redemption request via AIM LINK. The transfer
                                 agent must receive your redemption request normally before
                                 12:30 p.m. Eastern Time in order to effect the redemption
                                 at that day's closing price. Orders for shares placed
                                 between 12:30 and 3:30 p.m. Eastern Time may only be
                                 transmitted by telephone.
---------------------------------------------------------------------------------------------

PAYMENT OF REDEMPTION PROCEEDS
All redemption orders are processed at the net asset value next determined after the transfer agent receives a redemption order.
  We will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and size of redemption, for a redemption request received by the transfer agent between 12:30 p.m. Eastern Time and 3:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.
  If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same-day settlement of redemption orders.
  If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and we are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK(R)
If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND
If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the fund is not able to verify your identity as required by law, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

                        TAX-FREE CASH RESERVE PORTFOLIO

--------------------------------------------------------------------------------

 The fund and its agents reserve the right at any time to:
..  reject or cancel any part of any purchase order;
.. modify any terms or conditions of purchase of shares of the fund; or .. withdraw all or any part of the offering made by this prospectus.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE
The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Time. The last net asset value determination on a business day will generally occur at 3:30 p.m. Eastern Time.
  If the fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the last net asset value calculation will occur as of the time of such closing.
  The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS
The fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.
  A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.
  If the financial intermediary through which you place purchase and redemption orders, in turn, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.
  The fund may postpone the right of redemption under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.
  The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.
  During the period between 12:30 p.m. Eastern Time and 3:30 p.m. Eastern Time, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders. On days that the fund closes early, the fund may, in its discretion, refuse to accept purchase orders and may not provide same day settlement of redemption orders for such purchase and redemption orders received by the transfer agent (i) if the fund closes after 12:30 p.m. Eastern Time, between 12:30 p.m. Eastern Time and the time the fund closes, and (ii) if the fund closes on or before 12:30 p.m. Eastern Time, during the thirty minute period prior to the last net asset value determination.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES
The Board of the fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of the fund's shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:

.. The fund is offered to investors as a cash management vehicle. Investors must perceive an investment in such fund as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

.. One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the fund will be detrimental to the continuing operations of the fund.

.. The fund's portfolio securities are valued on the basis of amortized cost, and the fund seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

.. Because the fund seeks to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in the fund. Imposition of redemption fees would run contrary to investor expectations.

The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.
  The fund and its agents reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the fund determines that such purchase may disrupt the fund's operation or performance.

TAXES
You will not be required to include the "exempt-interest" portion of dividends paid by the fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax

                        TAX-FREE CASH RESERVE PORTFOLIO

--------------------------------------------------------------------------------

return. Exempt-interest dividends from the fund may be subject to state and local income taxes, may give rise to a federal alternative minimum tax liability, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you. The fund intends to avoid investment in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. The fund will try to avoid investments that result in taxable dividends.
  To the extent that dividends paid by the fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the fund for the particular days in which you hold shares.
  From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal securities. If such a proposal were enacted, the ability of the fund to pay exempt-interest dividends might be adversely affected.

Obtaining Additional Information
--------------------------------------------------------------------------------


More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about this fund, another fund in The AIM Family of Funds(R) or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at, AIM Investment Services, Inc., P. O. Box 0843, Houston, TX 77001-0843, or

                 BY TELEPHONE:    (800) 659-1005

                 ON THE INTERNET: You can send us a request
                                  by e-mail or download
                                  prospectuses, SAI, annual or
                                  semiannual reports via our
                                  website:
                                  HTTP://WWW.AIMINVESTMENTS.COM

The fund's most recent portfolio holdings, as filed on Form N-Q, are also available at http://www.aiminvestments.com.

You also can review and obtain copies of the fund's SAI, financial reports, the fund's Form N-Q and other information at the SEC's Public Reference Room in Washington, D.C.; on the EDGAR database on the SEC's internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, D.C. 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

  Tax-Free Cash Reserve Portfolio, a series of Tax-Free Investments Trust SEC 1940 Act file number: 811-2731

                              [LOGO]

AIMinvestments.com TFIT-PRO-2 Your goals. Our solutions.(R) AIM INVESTMENTS(R)

                                                Tax-Free Cash Reserve Portfolio

                                                                     PROSPECTUS

                                                                  JULY 31, 2006

INSTITUTIONAL CLASS

Tax-Free Cash Reserve Portfolio's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Institutional Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
..  is not FDIC insured;
..  may lose value; and
..  is not guaranteed by a bank.

                        TAX-FREE CASH RESERVE PORTFOLIO

TABLE OF CONTENTS
--------------------------------------------------------------------------------


RISK/RETURN SUMMARY                                                        1
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

PERFORMANCE INFORMATION                                                    2
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

Annual Total Returns                                                       2

Performance Table                                                          2

FEE TABLE AND EXPENSE EXAMPLE                                              3
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

Fee Table                                                                  3

Expense Example                                                            3

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION                            4
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS                                 4
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

Objective and Strategies                                                   4

Risks                                                                      5

DISCLOSURE OF PORTFOLIO HOLDINGS                                           6
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

FUND MANAGEMENT                                                            7
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

The Advisor                                                                7

Advisor Compensation                                                       7

OTHER INFORMATION                                                          8
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

Investments in the Fund                                                    8

Dividends and Distributions                                                8

FINANCIAL HIGHLIGHTS                                                       9
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

SHAREHOLDER INFORMATION                                                  A-1
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

Purchasing Shares                                                        A-1

Redeeming Shares                                                         A-2

Pricing of Shares                                                        A-3

Frequent Purchases and Redemptions of Fund Shares                        A-3

Taxes                                                                    A-3

OBTAINING ADDITIONAL INFORMATION                                  Back Cover
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc.
 AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                        TAX-FREE CASH RESERVE PORTFOLIO

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE......................      The fund's investment objective
                                                is to provide as high a level
                                                of tax-exempt income as is
                                                consistent with the
                                                preservation of capital and
                                                maintenance of liquidity.

PRIMARY INVESTMENT STRATEGIES.............      The fund invests only in
                                                high-quality U.S. dollar
                                                denominated short term debt
                                                obligations, including: (i)
                                                municipal securities; and (ii)
                                                cash equivalents.

                                                The fund invests its assets so
                                                that at least 80% of its income
                                                will be exempt from federal
                                                income taxes.

                                                The fund invests in accordance
                                                with industry-standard
                                                requirements for money market
                                                funds for the quality, maturity
                                                and diversification of
                                                investments.



                                                In selecting securities for the
                                                fund's portfolio, the portfolio
                                                managers focus on safety,
                                                liquidity, and yield.

                                                Please see "Investment
                                                Objective, Strategies and
                                                Risks" for additional
                                                information regarding the
                                                fund's investment strategies.

PRINCIPAL RISKS...........................      Among the principal risks of
                                                investing in the fund, which
                                                could adversely affect its net
                                                asset value, yield and total
                                                return are:


   Market Risk                            Money Market Fund Risk

   Interest Rate Risk                     Credit Risk

   Municipal Securities Risk              Concentration Risk

   Foreign Credit Exposure Risk           Synthetic Municipal Securities Risk

   Management Risk

                                                Please see "Investment
                                                Objective, Strategies and
                                                Risks" for a description of
                                                these risks and other risks of
                                                investing in the fund.

                                                Although the fund seeks to
                                                preserve the value of your
                                                investment at $1.00 per share,
                                                it is possible to lose money by
                                                investing in the fund.
                                                Additionally, the fund's yield
                                                will vary as the short-term
                                                securities in its portfolio
                                                mature or are sold, and the
                                                proceeds are reinvested in
                                                securities with different
                                                interest rates. An investment
                                                in the fund is not a deposit in
                                                a bank and is not insured or
                                                guaranteed by the Federal
                                                Deposit Insurance Corporation
                                                or any other governmental
                                                agency.

                        TAX-FREE CASH RESERVE PORTFOLIO

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ __ _ _ _ _ _ _ _ _ _ _ _ _
The following bar chart shows changes in the performance of the fund's Institutional Class shares from year to year. Institutional Class shares are not subject to sales loads.

                                    [CHART]

12/31/96  12/31/97  12/31/98  12/31/99  12/31/00  12/31/01  12/31/02  12/31/03  12/31/04  12/31/05
--------  --------  --------  --------  --------  --------  --------  --------  --------  --------
3.34%     3.55%     3.34%     3.14%     4.01%     2.65%     1.31%     0.88%     1.02%      2.22%



  The Institutional Class shares' year-to-date total return as of June 30, 2006 was 1.54%.

  During the periods shown in the bar chart, the highest quarterly return was 1.05% (quarter ended December 31, 2000) and the lowest quarterly return was 0.18% (quarter ended September 30, 2003).

PERFORMANCE TABLE

The following performance table reflects the performance of the Institutional Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

 (for the periods ended December 31, 2005)                            INCEPTION
                                              1 YEAR 5 YEARS 10 YEARS   DATE
 ------------------------------------------------------------------------------

 Institutional Class                          2.22%   1.62%   2.54%   04/18/83
 ------------------------------------------------------------------------------

For the current seven-day yield, call (800) 659-1005.

                        TAX-FREE CASH RESERVE PORTFOLIO

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

              (fees paid directly from              INSTITUTIONAL
              your investment)                          CLASS
              ---------------------------------------------------

              Maximum Sales Charge (Load)
              Imposed on Purchases
              (as a percentage of
              offering price)
                                                        None

              Maximum Deferred
              Sales Charge (Load)
              (as a percentage of original purchase
              price or redemption
              proceeds, whichever is less)
                                                        None

ANNUAL FUND OPERATING EXPENSES/1/
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

                   (expenses that are deducted INSTITUTIONAL
                   from fund assets)               CLASS
                   -----------------------------------------

                      Management Fees
                                                   0.21%

                      Distribution and/or
                      Service (12b-1) Fees
                                                   None

                      Other Expenses
                                                   0.06

                      Total Annual Fund
                      Operating Expenses
                                                   0.27

                      Fee Waiver/2/
                                                   0.05

                      Net Annual Fund
                      Operating Expenses
                                                   0.22
                   -----------------------------------------

/1/ There is no guarantee that actual expenses will be the same as those shown in the table.
/2/ The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.22%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the limit stated above: (i) Rule 12b-1 fees, if any; (ii) trustees' fees;
    (iii) federal registration fees; (iv) interest; (v) taxes;
    (vi) extraordinary items; (vii) expenses related to a merger or reorganization, as approved by the fund's board of trustees and (viii) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through at least June 30, 2007.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in the Institutional Class of the fund with the cost of investing in other mutual funds.
  The expense example assumes you:
   (i) invest $10,000 in the fund for the time periods indicated;
  (ii) redeem all of your shares at the end of the periods indicated;
 (iii) earn a 5% return on your investment before operating expenses each year; and
  (iv) incur the same amount in operating expenses each year.

The example includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                  1 YEAR 3 YEARS 5 YEARS 10 YEARS
              ---------------------------------------------------

              Institutional Class
                                   $23
                                           $82
                                                  $147
                                                           $338
              ---------------------------------------------------

                        TAX-FREE CASH RESERVE PORTFOLIO

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------
The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

.. You invest $10,000 in the fund and hold it for the entire 10 year period;

.. Your investment has a 5% return before expenses each year; and

.. The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

  There is no assurance that the annual expense ratio will be the expense ratio for the fund classes for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

INSTITUTIONAL CLASS   YEAR 1      YEAR 2    YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9
--------------------------------------------------------------------------------------------------------------------------------
Annual Expense
 Ratio/1/                 0.22%       0.27%       0.27%       0.27%       0.27%       0.27%       0.27%       0.27%       0.27%
Cumulative Return
Before Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%
Cumulative Return
After Expenses            4.78%       9.74%      14.93%      20.36%      26.06%      32.02%      38.26%      44.80%      51.65%
End of Year Balance $10,478.00  $10,973.61  $11,492.66  $12,036.26  $12,605.58  $13,201.82  $13,826.27  $14,480.25  $15,165.17
Estimated Annual
Expenses            $    22.53  $    28.96  $    30.33  $    31.76  $    33.27  $    34.84  $    36.49  $    38.21  $    40.02
--------------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS YEAR 10
-------------------------------
Annual Expense
 Ratio/1/                 0.27%
Cumulative Return
Before Expenses          62.89%
Cumulative Return
After Expenses           58.82%
End of Year Balance $15,882.48
Estimated Annual
Expenses            $    41.91
-------------------------------

/1/ Your actual expenses may be higher or lower than those shown.


INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

OBJECTIVE AND STRATEGIES
The fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
  The fund invests its assets so that at least 80% of the fund's income will be exempt from federal income taxes. The fund seeks to make investments in securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.
  The fund invests in accordance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.
  The fund invests only in high-quality U.S. dollar-denominated short term debt obligations, including: (i) municipal securities, which may include tax-exempt commercial paper; and (ii) cash equivalents. These securities may have credit and liquidity enhancements provided by banks, insurance companies or other financial institutions.
  Municipal securities include debt obligations of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, authorities thereof, and multi-state agencies, issued to obtain funds for various public purposes. Synthetic municipal securities, which include variable rate instruments that are created when fixed rate bonds are coupled with a third party tender feature and variable tender fees are treated as municipal securities. Other securities held by the fund may be structured with demand features which have the effect of shortening the security's maturity.
  The fund invests only in municipal securities that are: (1) rated in the highest rating category by two nationally recognized statistical rating organizations (NRSRO); (2) rated by only one NRSRO, if they are rated in the highest category by that NRSRO; and (3) unrated but deemed to be of comparable quality by the advisor.
  Some of the fund's investments, although U.S. dollar-denominated, may be subject to foreign credit exposure.
  The fund's investments in the types of securities described in this prospectus vary from time to time, and, at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
  In selecting securities for the fund's portfolio, the portfolio managers focus on safety, liquidity, and yield. The portfolio structure is driven to

                        TAX-FREE CASH RESERVE PORTFOLIO

--------------------------------------------------------------------------------

some extent by the supply and availability of municipal obligations. The portfolio managers manage liquidity with daily and weekly variable-rate demand notes.
  The portfolio managers consider selling a security: (i) if the issuer's credit quality declines, (ii) if a geographic region in which the issuers in which the fund invests are located undergoes a negative change, (iii) as a result of interest rate changes, or (iv) to enhance yield.
  The fund typically maintains a portion of its assets in cash. The fund holds cash to handle its daily cash needs, which include payment of fund expenses, redemption requests and securities transactions. The amount of cash held by the fund may increase if the fund takes a temporary defensive position. The fund may take a temporary defensive position when it receives unusually large redemption requests, or if there are inadequate investment opportunities due to adverse market, economic, political or other conditions. A larger amount of cash is likely to negatively affect the fund's investment results.

RISKS
The principal risks of investing in the fund are:

  Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the issuers, or in the case of industrial development revenue bonds, the company for whose benefit the bonds are being issued; general economic and market conditions; regional or global economic instability; and interest rate fluctuations.
  Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in other securities.
  Interest Rate Risk--The fund invests in debt securities, including notes and bonds. The values of debt securities and the income generated by debt securities may be affected by changing interest rates. Interest rate increases may cause the price of a debt security to decrease, and the longer a debt security's duration (a measure of its sensitivity to changes in interest rates), the more sensitive it is to this risk. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the fund's performance.
  Credit Risk--There is a possibility that the issuers of instruments in which the fund invests will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its securities and may decrease their value. Changes in the credit quality of financial institutions providing liquidity and credit enhancements could cause the fund to experience a loss and may effect its share price.
  Municipal Securities Risk--The value of, payment of interest and repayment of principal with respect to, and the ability of the fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.
  Concentration Risk--Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the fund. Moreover, sizeable investments in securities issued to finance similar projects could involve an increased risk to the fund if economic or other factors adversely effect the viability of these projects.
  Foreign Credit Exposure Risk--U.S. dollar denominated securities which carry foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect the repayment of principal or the payment of interest.
  Synthetic Municipal Securities Risk--The tax-exempt character of the interest paid on synthetic municipal securities is based on the tax-exempt income stream from the collateral. The Internal Revenue Service has not ruled on this issue and could deem income derived from synthetic municipal securities to be taxable.
  Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

                        TAX-FREE CASH RESERVE PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund makes available to institutions that maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, Qualified Persons) information regarding the fund's portfolio holdings as detailed below. The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for the fund is available at http://www.aiminvestments.com (Qualified Persons may obtain access to the website by calling the distributor toll free at 1-800-659-1005, option 2). To locate the fund's portfolio holdings information, access the fund's overview page, and links to the following fund information will be found in the upper right side of this website page:

                               APPROXIMATE DATE OF POSTING    INFORMATION REMAINS AVAILABLE
INFORMATION AVAILABLE          TO WEBSITE                     ON WEBSITE
--------------------------------------------------------------------------------------------
Weighted average maturity      Next business day              Until posting of the
information; thirty-day,                                      following business day's
seven-day and one-day yield                                   information
information; daily dividend
factor and total net assets

Complete portfolio holdings    1 day after month end          Until posting of the fiscal
as of month end and                                           quarter holdings for the
information derived from                                      months included in the fiscal
holdings                                                      quarter
--------------------------------------------------------------------------------------------

  A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information, which is available at http://www.aiminvestments.com.

                        TAX-FREE CASH RESERVE PORTFOLIO

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.
  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.
  On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) is being created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI agreed to create a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.
  Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and (iv) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.
  Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.
  As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION
During the fiscal year ended March 31, 2006, the advisor received compensation of 0.16% of average daily net assets.
  The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/ or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services of the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.
  A discussion regarding the basis for the Board of Trustees' approval of the investment advisory agreement of the fund is available in the fund's annual report to shareholders for the twelve-month period ended March 31, 2006.

                        TAX-FREE CASH RESERVE PORTFOLIO

OTHER INFORMATION
--------------------------------------------------------------------------------

INVESTMENTS IN THE FUND
The Institutional Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund, whose income is excluded from gross income for purposes of federal income taxes. An investment in the fund may relieve the institution of many of the investment and administrative burdens encountered when investing in municipal securities directly. These include: selection of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; selection and scheduling of maturities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping.

DIVIDENDS AND DISTRIBUTIONS
The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS
The fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the Fund's business days. Dividends are paid on settled shares of the fund as of 3:30 p.m. Eastern Time. If the fund closes early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 3:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

CAPITAL GAINS DISTRIBUTIONS
The fund generally distributes net realized capital gains, if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                        TAX-FREE CASH RESERVE PORTFOLIO

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Institutional Class. Certain information reflects financial results for a single fund share.
  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).
  The information for the fiscal year ended 2006 has been audited by PricewaterhouseCoopers, LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. PricewaterhouseCoopers, LLP was appointed by the Audit Committee of the Board of Trustees (the "Board") as the fund's new independent registered public accounting firm in 2005. Such appointment was ratified and approved by the independent trustees of the Board. Information prior to fiscal year 2006 was audited by other public accountants.

                                                                           INSTITUTIONAL CLASS
                                                     ---------------------------------------------------------------
                                                                           YEAR ENDED MARCH 31,
                                                     ---------------------------------------------------------------
                                                           2006          2005        2004        2003        2002
                                                     ----------       ----------  ----------  ----------  ----------
Net asset value, beginning of period                 $     1.00       $     1.00  $     1.00  $     1.00  $     1.00
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                     0.03             0.01        0.01        0.01        0.02
---------------------------------------------------------------------------------------------------------------------
Less distributions from net investment income             (0.03)           (0.01)      (0.01)      (0.01)      (0.02)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $     1.00       $     1.00  $     1.00  $     1.00  $     1.00
---------------------------------------------------------------------------------------------------------------------
Total return/(a)/                                          2.53%            1.24%       0.84%       1.22%       2.17%
---------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $1,892,111       $2,117,055  $1,953,769  $1,321,224  $1,239,058
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
 With fee waivers and/or expense reimbursements            0.22%/(b)/       0.22%       0.22%       0.22%       0.22%
---------------------------------------------------------------------------------------------------------------------
 Without fee waivers and/or expense reimbursements         0.27%/(b)/       0.27%       0.27%       0.27%       0.28%
---------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets       2.49%/(b)/       1.24%       0.83%       1.20%       2.01%
---------------------------------------------------------------------------------------------------------------------

/(a)/ Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
/(b)/ Ratios are based on average daily net assets of $2,081,076,997.

                        TAX-FREE CASH RESERVE PORTFOLIO

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of eight classes of shares that share a common investment objective and portfolio of investments, one of which, the Sweep Class, is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT
The minimum investments for fund accounts are as follows:

                                        INITIAL    ADDITIONAL
                  CLASS               INVESTMENTS* INVESTMENTS
                  --------------------------------------------
                  Institutional Class  $1 million  no minimum
                  --------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES
You may purchase shares using one of the options below or, if you are investing directly, by sending your completed account application and purchase amount to the transfer agent. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT ACT, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the fund verify and record your identifying information.

PURCHASE OPTIONS
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

                                 OPENING AN ACCOUNT             ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------
Through a Financial Intermediary Contact your financial         Same
                                 intermediary.
                                 The financial intermediary
                                 should forward your completed
                                 account application to the
                                 transfer agent, AIM
                                 Investment Services,
                                 Inc. P.O. Box 0843 Houston,
                                 TX 77001-0843 The financial
                                 intermediary should call the
                                 transfer agent at (800)
                                 659-1005 to receive an
                                 account number. Then, the
                                 intermediary should use the
                                 following wire instructions:

                                 The Bank of New
                                 York ABA/Routing #:
                                 021000018 DDA 8900279915

                                 For Further Credit to the
                                 fund and Your Account #

By Telephone                     Open your account as           Call the transfer agent at
                                 described above.               (800) 659-1005 and wire
                                                                payment for your purchase
                                                                order in accordance with the
                                                                wire instructions noted above.

By AIM LINK(R)                   Open your account as           Complete an AIM LINK(R)
                                 described above.               Agreement. Mail the
                                                                application and agreement to
                                                                the transfer agent. Once your
                                                                request for this option has
                                                                been processed, you may place
                                                                your order via AIM LINK.
----------------------------------------------------------------------------------------------

                        TAX-FREE CASH RESERVE PORTFOLIO

--------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial intermediary may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
---------------------------------------------------------------------------------------------
Through a Financial Intermediary Contact your financial intermediary.

                                 Redemption proceeds will be transmitted electronically to
                                 your pre-authorized bank account. The transfer agent must
                                 receive your financial intermediary's instructions before
                                 3:30 p.m. Eastern Time in order to effect the redemption at that day's closing price.

By Telephone                     A person who has been authorized to make transactions in
                                 the account application may make redemptions by telephone.
                                 You must call the transfer agent before 3:30 p.m. Eastern
                                 Time in order to effect the redemption at that day's
                                 closing price.

By AIM LINK(R)                   Place your redemption request via AIM LINK. The transfer
                                 agent must receive your redemption request normally before
                                 12:30 p.m. Eastern Time in order to effect the redemption
                                 at that day's closing price. Orders for shares placed
                                 between 12:30 and 3:30 p.m. Eastern Time may only be
                                 transmitted by telephone.
---------------------------------------------------------------------------------------------

PAYMENT OF REDEMPTION PROCEEDS

All redemption orders are processed at the net asset value next determined after the transfer agent receives a redemption order.
  We will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 12:30 p.m. Eastern Time and 3:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.
  If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.
  If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and we are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK
(R)
If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the fund is not able to verify your identity as required by law, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

                        TAX-FREE CASH RESERVE PORTFOLIO

--------------------------------------------------------------------------------

 The fund and its agents reserve the right at any time to:
..  reject or cancel any part of any purchase order;
.. modify any terms or conditions of purchase of shares of the fund; or .. withdraw all or any part of the offering made by this prospectus.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE
The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Time. The last net asset value determination on a business day will generally occur at 3:30 p.m. Eastern Time.
  If the fund closes early on a business day, as described below under "Pricing of Shares--Timing Orders", the last net asset value calculation will occur as of the time of such closing.
  The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS
The fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.
  A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.
  If the financial intermediary through which you place purchase and redemption orders, in turn, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.
  The fund may postpone the right of redemption under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.
  The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.
  During the period between 12:30 p.m. Eastern Time and 3:30 p.m. Eastern Time, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders. On days that the fund closes early, the fund may, in its discretion, refuse to accept purchase orders and may not provide same day settlement of redemption orders for such purchases and redemption orders received by the transfer agent (i) if the fund closes after 12:30 p.m. Eastern Time, between 12:30 p.m. Eastern Time and the time the fund closes, and (ii) if the fund closes on or before 12:30 p.m. Eastern Time, during the thirty minute period prior to the last net asset value determination.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES
The Board of the fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of the fund's shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:

.. The fund is offered to investors as a cash management vehicle. Investors must perceive an investment in such fund as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

.. One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the fund will be detrimental to the continuing operations of the fund.

.. The fund's portfolio securities are valued on the basis of amortized cost, and the fund seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

.. Because the fund seeks to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in the fund. Imposition of redemption fees would run contrary to investor expectations.

  The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.
  The fund and its agents reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the fund determines that such purchase may disrupt the fund's operation or performance.

TAXES
You will not be required to include the "exempt-interest" portion of dividends paid by the fund in your gross income for federal income tax

                        TAX-FREE CASH RESERVE PORTFOLIO

--------------------------------------------------------------------------------

purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax return. Exempt-interest dividends from the fund may be subject to state and local income taxes, may give rise to a federal alternative minimum tax liability, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you. The fund intends to avoid investment in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. The fund will try to avoid investments that result in taxable dividends.
  To the extent that dividends paid by the fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the fund for the particular days in which you hold shares.
  From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal securities. If such a proposal were enacted, the ability of the fund to pay exempt-interest dividends might be adversely affected.

Obtaining Additional Information
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about this fund, another fund in The AIM Family of Funds(R) or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at, AIM Investment Services, Inc., P. O. Box 0843, Houston, TX 77001-0843, or
You also can review and obtain copies of the fund's SAI, financial reports, the fund's Form N-Q and other information at the SEC's Public Reference Room in Washington, D.C.; on the EDGAR database on the SEC's internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, D.C. 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

  Tax-Free Cash Reserve Portfolio, a series of Tax-Free Investments Trust SEC 1940 Act file number: 811-2731


                 BY TELEPHONE:    (800) 659-1005

                 ON THE INTERNET: You can send us a request
                                  by e-mail or download
                                  prospectuses, SAI, annual or
                                  semiannual reports via our
                                  website:
                                  HTTP://WWW.AIMINVESTMENTS.COM

The fund's most recent portfolio holdings, as filed on Form N-Q, are also available at http://www.aiminvestments.com.

                              [LOGO]

AIMinvestments.com TFIT-PRO-1 Your goals. Our solutions.(R) AIM INVESTMENTS(R)

                                                Tax-Free Cash Reserve Portfolio

                                                                     PROSPECTUS

                                                                  JULY 31, 2006

PERSONAL INVESTMENT CLASS

Tax-Free Cash Reserve Portfolio's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Personal Investment Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
..  is not FDIC insured;
..  may lose value; and
..  is not guaranteed by a bank.

                        TAX-FREE CASH RESERVE PORTFOLIO

TABLE OF CONTENTS
--------------------------------------------------------------------------------


RISK/RETURN SUMMARY                                                        1
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

PERFORMANCE INFORMATION                                                    2
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

Annual Total Returns                                                       2

Performance Table                                                          2

FEE TABLE AND EXPENSE EXAMPLE                                              3
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

Fee Table                                                                  3

Expense Example                                                            3

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION                            4
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS                                 4
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

Objective and Strategies                                                   4

Risks                                                                      5

DISCLOSURE OF PORTFOLIO HOLDINGS                                           6
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

FUND MANAGEMENT                                                            7
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

The Advisor                                                                7

Advisor Compensation                                                       7

OTHER INFORMATION                                                          8
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

Investments in the Fund                                                    8

Dividends and Distributions                                                8

FINANCIAL HIGHLIGHTS                                                       9
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

SHAREHOLDER INFORMATION                                                  A-1
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

Distribution and Service (12b-1) Fees                                    A-1

Purchasing Shares                                                        A-1

Redeeming Shares                                                         A-2

Pricing of Shares                                                        A-3

Frequent Purchases and Redemptions of Fund Shares                        A-3

Taxes                                                                    A-3

OBTAINING ADDITIONAL INFORMATION                                  Back Cover
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                        TAX-FREE CASH RESERVE PORTFOLIO

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE......................      The fund's investment objective
                                                is to provide as high a level
                                                of tax-exempt income as is
                                                consistent with the
                                                preservation of capital and
                                                maintenance of liquidity.

PRIMARY INVESTMENT STRATEGIES.............      The fund invests only in
                                                high-quality U.S.
                                                dollar-denominated short term
                                                debt obligations, including:
                                                (i) municipal securities; and
                                                (ii) cash equivalents.

                                                The fund invests in accordance
                                                with industry-standard
                                                requirements for money market
                                                funds for the quality, maturity
                                                and diversification of
                                                investments.

                                                The fund invests its assets so
                                                that at least 80% of its income
                                                will be exempt from federal
                                                income taxes.

                                                In selecting securities for the
                                                fund's portfolio, the portfolio
                                                managers focus on safety,
                                                liquidity, and yield.

                                                Please see "Investment
                                                Objective, Strategies and
                                                Risks" for additional
                                                information regarding the
                                                fund's investment strategies.

PRINCIPAL RISKS...........................      Among the principal risks of
                                                investing in the fund, which
                                                could adversely affect its net
                                                asset value, yield and total
                                                return are:


 Market Risk                            Money Market Fund Risk

 Interest Rate Risk                     Credit Risk

 Municipal Securities Risk              Concentration Risk

 Foreign Credit Exposure Risk           Synthetic Municipal Securities Risk

 Management Risk

                                                Please see "Investment
                                                Objective, Strategies and
                                                Risks" for a description of
                                                these risks and other risks of
                                                investing in the fund.

                                                Although the fund seeks to
                                                preserve the value of your
                                                investment at $1.00 per share,
                                                it is possible to lose money by
                                                investing in the fund.
                                                Additionally, the fund's yield
                                                will vary as the short-term
                                                securities in its portfolio
                                                mature or are sold, and the
                                                proceeds are reinvested in
                                                securities with different
                                                interest rates. An investment
                                                in the fund is not a deposit in
                                                a bank and is not insured or
                                                guaranteed by the Federal
                                                Deposit Insurance Corporation
                                                or any other governmental
                                                agency.

                        TAX-FREE CASH RESERVE PORTFOLIO

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
The following bar chart shows the performance of the fund's Personal Investment Class. Personal Investment Class shares are not subject to sales loads.

                                    [CHART]

12/31/01    12/31/02    12/31/03    12/31/04     12/31/05
--------    --------    --------    --------     --------
 2.14%        0.79%       0.33%       0.47%        1.66%



  The Personal Investment Class shares' year-to-date total return as of June 30, 2006 was 1.26%.

  During the periods shown in the bar chart, the highest quarterly return was 0.68% (quarters ended March 31, 2001 and June 30, 2001) and the lowest quarterly return was 0.04% (quarter ended September 30, 2003).

PERFORMANCE TABLE

The following performance table reflects the performance of the Personal Investment Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

 (for the periods ended December 31, 2005)                    SINCE   INCEPTION
                                              1 YEAR 5 YEAR INCEPTION   DATE
 ------------------------------------------------------------------------------

 Personal Investment Class                    1.66%  1.08%    1.11%   12/04/00
 ------------------------------------------------------------------------------

For the current seven-day yield, call (800) 659-1005.

                        TAX-FREE CASH RESERVE PORTFOLIO

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

                (fees paid directly from               PERSONAL
                your investment)                      INVESTMENT
                                                        CLASS
                ------------------------------------------------

                Maximum Sales Charge (Load)
                Imposed on Purchases
                (as a percentage of
                offering price)
                                                         None

                Maximum Deferred
                Sales Charge (Load)
                (as a percentage of original purchase
                price or redemption
                proceeds, whichever is less)
                                                         None

ANNUAL FUND OPERATING EXPENSES/1/
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

                     (expenses that are deducted  PERSONAL
                     from fund assets)           INVESTMENT
                                                   CLASS
                     --------------------------------------

                     Management Fees
                                                    0.21%

                     Distribution and/or Service
                     (12b-1) Fees
                                                    0.75

                     Other Expenses
                                                    0.06

                     Total Annual Fund
                     Operating Expenses
                                                    1.02

                     Fee Waiver/2/
                                                    0.25

                     Net Annual Fund
                     Operating Expenses
                                                    0.77
                     --------------------------------------

/1/ There is no guarantee that actual expenses will be the same as those shown in the table.
/2/ The distributor has contractually agreed to waive 0.20% of the Rule 12b-1 distribution fee. Further, the fund's advisor has contractually agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.22%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the limit stated above: (i) Rule 12b-1 fees, if any; (ii) trustees' fees;
    (iii) federal registration fees; (iv) interest; (v) taxes; (vi) extraordinary items; (vii) expenses related to a merger or reorganization, as approved by the fund's board of trustees and (viii) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. These agreements are in effect through at least June 30, 2007.
As a result of 12b-1 fees, long term shareholders in the fund may pay more than the maximum permitted initial sales charge.
  If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in the Personal Investment Class of the fund with the cost of investing in other mutual funds.
  The expense example assumes you:

(i) invest $10,000 in the fund for the time periods indicated;

(ii) redeem all of your shares at the end of the periods indicated;

(iii) earn a 5% return on your investment before operating expenses each year;
      and

(iv) incur the same amount in operating expenses each year.

  The example includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                     1 YEAR 3 YEARS 5 YEARS 10 YEARS
           ---------------------------------------------------------

           Personal Investment Class
                                      $79
                                             $300
                                                     $539
                                                             $1,225
           ---------------------------------------------------------

                        TAX-FREE CASH RESERVE PORTFOLIO

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------
The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

.. You invest $10,000 in the fund and hold it for the entire 10 year period;

.. Your investment has a 5% return before expenses each year; and

.. The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

  There is no assurance that the annual expense ratio will be the expense ratio for the fund classes for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

PERSONAL INVESTMENT
CLASS                      YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8
-------------------------------------------------------------------------------------------------------------------------

Annual Expense Ratio/1/        0.77%       1.02%       1.02%       1.02%       1.02%       1.02%       1.02%       1.02%

Cumulative Return Before
Expenses                       5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%

Cumulative Return After
Expenses                       4.23%       8.38%      12.69%      17.18%      21.84%      26.69%      31.73%      36.98%

End of Year Balance      $10,423.00  $10,837.84  $11,269.18  $11,717.69  $12,184.06  $12,668.98  $13,173.21  $13,697.50

Estimated Annual
Expenses                 $    78.63  $   108.43  $   112.75  $   117.23  $   121.90  $   126.75  $   131.80  $   137.04
-------------------------------------------------------------------------------------------------------------------------

PERSONAL INVESTMENT
CLASS                      YEAR 9      YEAR 10
------------------------------------------------

Annual Expense Ratio/1/        1.02%       1.02%

Cumulative Return Before
Expenses                      55.13%      62.89%

Cumulative Return After
Expenses                      42.43%      48.10%

End of Year Balance      $14,242.66  $14,809.52

Estimated Annual
Expenses                 $   142.49  $   148.17
------------------------------------------------

/1/ Your actual expenses may be higher or lower than those shown.


INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

OBJECTIVE AND STRATEGIES
The fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
  The fund invests its assets so that at least 80% of the fund's income will be exempt from federal income taxes. The fund seeks to make investments in securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.
  The fund invests in accordance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.
  The fund invests only in high-quality U.S. dollar-denominated short term debt obligations, including: (i) municipal securities, which may include tax-exempt commercial paper; and (ii) cash equivalents. These securities may have credit and liquidity enhancements provided by banks, insurance companies or other financial institutions.
  Municipal securities include debt obligations of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, authorities thereof, and multi-state agencies, issued to obtain funds for various public purposes. Synthetic municipal securities, which include variable rate instruments that are created when fixed rate bonds are coupled with a third party tender feature and variable tender fees are treated as municipal securities. Other securities held by the fund may be structured with demand features which have the effect of shortening the security's maturity.
  The fund invests only in municipal securities that are: (1) rated in the highest rating category by two nationally recognized statistical rating organizations (NRSRO); (2) rated by only one NRSRO, if they are rated in the highest category by that NRSRO; and (3) unrated but deemed to be of comparable quality by the advisor.
  Some of the fund's investments, although U.S. dollar-denominated, may be subject to foreign credit exposure.

                        TAX-FREE CASH RESERVE PORTFOLIO

--------------------------------------------------------------------------------

  The fund's investments in the types of securities described in this prospectus vary from time to time, and, at any time, the fund may not be invested in all types of securities described in this prospectus.
  Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
  In selecting securities for the fund's portfolio, the portfolio managers focus on safety, liquidity, and yield. The portfolio structure is driven to some extent by the supply and availability of municipal obligations. The portfolio managers manage liquidity with daily and weekly variable-rate demand notes.
  The portfolio managers consider selling a security: (i) if the issuer's credit quality declines, (ii) if a geographic region in which the issuers in which the fund invests are located undergoes a negative change, (iii) as a result of interest rate changes, or (iv) to enhance yield.
  The fund typically maintains a portion of its assets in cash. The fund holds cash to handle its daily cash needs, which include payment of fund expenses, redemption requests and securities transactions. The amount of cash held by the fund may increase if the fund takes a temporary defensive position. The fund may take a temporary defensive position when it receives unusually large redemption requests, or if there are inadequate investment opportunities due to adverse market, economic, political or other conditions. A larger amount of cash is likely to negatively affect the fund's investment results.

RISKS
The principal risks of investing in the fund are:

  Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the issuers, or in the case of industrial development revenue bonds, the company for whose benefit the bonds are being issued; general economic and market conditions; regional or global economic instability; and interest rate fluctuations.
  Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in other securities.
  Interest Rate Risk--The fund invests in debt securities, including notes and bonds. The values of debt securities and the income generated by debt securities may be affected by changing interest rates. Interest rate increases may cause the price of a debt security to decrease, and the longer a debt security's duration (a measure of its sensitivity to changes in interest rates), the more sensitive it is to this risk. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the fund's performance.
  Credit Risk--There is a possibility that the issuers of instruments in which the fund invests will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its securities and may decrease their value. Changes in the credit quality of financial institutions providing liquidity and credit enhancements could cause the fund to experience a loss and may effect its share price.
  Municipal Securities Risk--The value of, payment of interest and repayment of principal with respect to, and the ability of the fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.
  Concentration Risk--Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the fund. Moreover, sizeable investments in securities issued to finance similar projects could involve an increased risk to the fund if economic or other factors adversely effect the viability of these projects.
  Foreign Credit Exposure Risk--U.S. dollar denominated securities which carry foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect the repayment of principal or the payment of interest.
  Synthetic Municipal Securities Risk--The tax-exempt character of the interest paid on synthetic municipal securities is based on the tax-exempt income stream from the collateral. The Internal Revenue Service has not ruled on this issue and could deem income derived from synthetic municipal securities to be taxable.
  Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

                        TAX-FREE CASH RESERVE PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund makes available to institutions that maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, Qualified Persons) information regarding the fund's portfolio holdings as detailed below. The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for the fund is available at http://www.aiminvestments.com (Qualified Persons may obtain access to the website by calling the distributor toll free at 1-800-659-1005, option 2). To locate the fund's portfolio holdings information, access the fund's overview page, and links to the following fund information will be found in the upper right side of this website page:

                               APPROXIMATE DATE OF POSTING    INFORMATION REMAINS AVAILABLE
INFORMATION AVAILABLE          TO WEBSITE                     ON WEBSITE
--------------------------------------------------------------------------------------------
Weighted average maturity      Next business day              Until posting of the
information; thirty-day,                                      following business day's
seven-day and one-day yield                                   information
information; daily dividend
factor and total net assets

Complete portfolio holdings    1 day after month end          Until posting of the fiscal
as of month end and                                           quarter holdings for the
information derived from                                      months included in the fiscal
holdings                                                      quarter
--------------------------------------------------------------------------------------------

  A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information, which is available at http://www.aiminvestments.com.

                        TAX-FREE CASH RESERVE PORTFOLIO

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.
  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.
  On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) is being created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI agreed to create a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.
  Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and (iv) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.
  Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.
  As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION
During the fiscal year ended March 31, 2006, the advisor received compensation of 0.16% of average daily net assets.
  The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/ or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services of the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.
  A discussion regarding the basis for the Board of Trustees' approval of the investment advisory agreement of the fund is available in the fund's annual report to shareholders for the twelve-month period ended March 31, 2006.

                        TAX-FREE CASH RESERVE PORTFOLIO

OTHER INFORMATION
--------------------------------------------------------------------------------

INVESTMENTS IN THE FUND
The Personal Investment Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund, whose income is excluded from gross income for purposes of federal income taxes. An investment in the fund may relieve the institution of many of the investment and administrative burdens encountered when investing in municipal securities directly. These include: selection of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; selection and scheduling of maturities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping.

DIVIDENDS AND DISTRIBUTIONS
The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS
The fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the Fund's business days. Dividends are paid on settled shares of the fund as of 3:30 p.m. Eastern Time. If the fund closes early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 3:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

CAPITAL GAINS DISTRIBUTIONS
The fund generally distributes net realized capital gains, if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                        TAX-FREE CASH RESERVE PORTFOLIO

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Personal Investment Class. Certain information reflects financial results for a single fund share.
  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).
  The information for the fiscal year ended 2006 has been audited by PricewaterhouseCoopers, LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. PricewaterhouseCoopers, LLP was appointed by the Audit Committee of the Board of Trustees (the "Board") as the fund's new independent registered public accounting firm in 2005. Such appointment was ratified and approved by the independent trustees of the Board. Information prior to fiscal year 2006 was audited by other public accountants.

                                                                  PERSONAL INVESTMENT CLASS
                                                     -----------------------------------------------
                                                                     YEAR ENDED MARCH 31,
                                                     -----------------------------------------------
                                                         2006        2005     2004     2003      2002
                                                     -------       -------  -------  -------  ------
Net asset value, beginning of period                 $  1.00       $  1.00  $  1.00  $  1.00  $ 1.00
---------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                  0.02          0.01    0.003     0.01    0.02/(a)/
---------------------------------------------------------------------------------------------------------
Less distributions from net investment income          (0.02)        (0.01)  (0.003)   (0.01)  (0.02)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $  1.00       $  1.00  $  1.00  $  1.00  $ 1.00
---------------------------------------------------------------------------------------------------------
Total return/(b)/                                       1.97%         0.68%    0.28%    0.69%   1.66%
---------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $20,902       $10,877  $10,394  $16,991  $5,102
---------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
 With fee waivers and/or expense reimbursements         0.77%/(c)/    0.77%    0.77%    0.76%   0.72%
---------------------------------------------------------------------------------------------------------
 Without fee waivers and/or expense reimbursements      1.02%/(c)/    1.02%    1.02%    1.02%   1.03%
---------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets    1.94%/(c)/    0.69%    0.28%    0.66%   1.51%
---------------------------------------------------------------------------------------------------------

/(a)/ Calculated using average shares outstanding.
/(b)/ Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
/(c)/ Ratios are based on average daily net assets of $20,436,354.

                        TAX-FREE CASH RESERVE PORTFOLIO

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of eight classes of shares that share a common investment objective and portfolio of investments, one of which, the Sweep Class, is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.

DISTRIBUTION AND SERVICE (12B-1) FEES
The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT
The minimum investments for fund accounts are as follows:

                                           INITIAL    ADDITIONAL
               CLASS                     INVESTMENTS* INVESTMENTS
               --------------------------------------------------
               Personal Investment Class   $10,000    no minimum
               --------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES
You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the fund verify and record your identifying information.

PURCHASE OPTIONS
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

                               OPENING AN ACCOUNT             ADDING TO AN ACCOUNT
--------------------------------------------------------------------------------------------
Through a Financial            Contact your financial         Same
Intermediary                   intermediary.
                               The financial intermediary
                               should forward your completed
                               account application to the
                               transfer agent, AIM
                               Investment Services,
                               Inc. P.O. Box 0843 Houston,
                               TX 77001-0843 The financial
                               intermediary should call the
                               transfer agent at (800)
                               659-1005 to receive an
                               account number. Then, the
                               intermediary should use the
                               following wire instructions:

                               The Bank of New
                               York ABA/Routing #:
                               021000018 DDA 8900279915

                               For Further Credit to the
                               fund and Your Account #

By Telephone                   Open your account as           Call the transfer agent at
                               described above.               (800) 659-1005 and wire
                                                              payment for your purchase
                                                              order in accordance with the
                                                              wire instructions noted above.

By AIM LINK(R)                 Open your account as           Complete an AIM LINK(R)
                               described above.               Agreement. Mail the
                                                              application and agreement to
                                                              the transfer agent. Once your
                                                              request for this option has
                                                              been processed, you may place
                                                              your order via AIM LINK.
--------------------------------------------------------------------------------------------

                        TAX-FREE CASH RESERVE PORTFOLIO

--------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

REDEEMING SHARES

REDEMPTION FEES
We will not charge you any fees to redeem your shares. Your broker or financial intermediary may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
---------------------------------------------------------------------------------------------
Through a Financial Intermediary Contact your financial intermediary.

                                 Redemption proceeds will be transmitted electronically to
                                 your pre-authorized bank account. The transfer agent must
                                 receive your financial intermediary's instructions before
                                 3:30 p.m. Eastern Time in order to effect the redemption at that day's closing price.

By Telephone                     A person who has been authorized to make transactions in
                                 the account application may make redemptions by telephone.
                                 You must call the transfer agent before 3:30 p.m. Eastern
                                 Time in order to effect the redemption at that day's
                                 closing price.

By AIM LINK(R)                   Place your redemption request via AIM LINK. The transfer
                                 agent must receive your redemption request normally before
                                 12:30 p.m. Eastern Time in order to effect the redemption
                                 at that day's closing price. Orders for shares placed
                                 between 12:30 and 3:30 p.m. Eastern Time may only be
                                 transmitted by telephone.
---------------------------------------------------------------------------------------------

PAYMENT OF REDEMPTION PROCEEDS
All redemption orders are processed at the net asset value next determined after the transfer agent receives a redemption order.
  We will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 12:30 p.m. Eastern Time and 3:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.
  If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.
  If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and we are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK(R)
If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND
If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the fund is not able to verify your identity as required by law, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

                        TAX-FREE CASH RESERVE PORTFOLIO

--------------------------------------------------------------------------------

 The fund and its agents reserve the right at any time to:
..  reject or cancel any part of any purchase order;
.. modify any terms or conditions of purchase of shares of the fund; or .. withdraw all or any part of the offering made by this prospectus.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE
The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Time. The last net asset value determination on a business day will generally occur at 3:30 p.m. Eastern Time.
  If the fund closes early on a business day, as described below under "Pricing of Shares--Timing Orders", the last net asset value calculation will occur as of the time of such closing.
  The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS
The fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.
  A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.
  If the financial intermediary through which you place purchase and redemption orders, in turn, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.
  The fund may postpone the right of redemption under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.
  The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.
  During the period between 12:30 p.m. Eastern Time and 3:30 p.m. Eastern Time, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders. On days that the fund closes early, the fund may, in its discretion, refuse to accept purchase orders and may not provide same day settlement of redemption orders for such purchases and redemption orders received by the transfer agent (i) if the fund closes after 12:30 p.m. Eastern Time, between 12:30 p.m. Eastern Time and the time the fund closes, and (ii) if the fund closes on or before 12:30 p.m. Eastern Time, during the thirty minute period prior to the last net asset value determination.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES
The Board of the fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of the fund's shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:
 . The fund is offered to investors as a cash management vehicle. Investors must perceive an investment in such fund as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.
 . One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the fund will be detrimental to the continuing operations of the fund.
 . The fund's portfolio securities are valued on the basis of amortized cost, and the fund seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.
 . Because the fund seeks to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in the fund. Imposition of redemption fees would run contrary to investor expectations.
  The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.
  The fund and its agents reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the fund determines that such purchase may disrupt the fund's operation of performance.

TAXES
You will not be required to include the "exempt-interest" portion of dividends paid by the fund in your gross income for federal income tax

                        TAX-FREE CASH RESERVE PORTFOLIO

--------------------------------------------------------------------------------

purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax return. Exempt-interest dividends from the fund may be subject to state and local income taxes, may give rise to a federal alternative minimum tax liability, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you. The fund intends to avoid investment in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. The fund will try to avoid investments that result in taxable dividends.
  To the extent that dividends paid by the fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the fund for the particular days in which you hold shares.
  From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal securities. If such a proposal were enacted, the ability of the fund to pay exempt-interest dividends might be adversely affected.

Obtaining Additional Information
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about this fund, another fund in The AIM Family of Funds(R) or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at, AIM Investment Services, Inc., P. O. Box 0843, Houston, TX 77001-0843, or

                 By Telephone:    (800) 659-1005

                 On the Internet: You can send us a request
                                  by e-mail or download
                                  prospectuses, SAI, annual or
                                  semiannual reports via our
                                  website:
                                  HTTP://WWW.AIMINVESTMENTS.COM

The Fund's most recent portfolio holding, as filed on Form N-Q, are also available at http://www.aiminvestments.com.

You also can review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, D.C.; on the EDGAR database on the SEC's internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, D.C. 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

  Tax-Free Cash Reserve Portfolio, a series of Tax-Free Investments Trust SEC 1940 Act file number: 811-2731

                              [LOGO]

AIMinvestments.com TFIT-PRO-6 Your goals. Our solutions.(R) AIM INVESTMENTS(R)

                                                Tax-Free Cash Reserve Portfolio

                                                                     PROSPECTUS

                                                                  JULY 31, 2006

PRIVATE INVESTMENT CLASS

Tax-Free Cash Reserve Portfolio's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Private Investment Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
..  is not FDIC insured;
..  may lose value; and
..  is not guaranteed by a bank.

                        TAX-FREE CASH RESERVE PORTFOLIO

TABLE OF CONTENTS
--------------------------------------------------------------------------------


RISK/RETURN SUMMARY                                                        1
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

PERFORMANCE INFORMATION                                                    2
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

Annual Total Returns                                                       2

Performance Table                                                          2

FEE TABLE AND EXPENSE EXAMPLE                                              3
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

Fee Table                                                                  3

Expense Example                                                            3

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION                            4
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS                                 4
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

Objective and Strategies                                                   4

Risks                                                                      5

DISCLOSURE OF PORTFOLIO HOLDINGS                                           6
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

FUND MANAGEMENT                                                            7
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

The Advisor                                                                7

Advisor Compensation                                                       7

OTHER INFORMATION                                                          8
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

Investments in the Fund                                                    8

Dividends and Distributions                                                8

FINANCIAL HIGHLIGHTS                                                       9
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

SHAREHOLDER INFORMATION                                                  A-1
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

Distribution and Service (12b-1) Fees                                    A-1

Purchasing Shares                                                        A-1

Redeeming Shares                                                         A-2

Pricing of Shares                                                        A-3

Frequent Purchases and Redemptions of Fund Shares                        A-3

Taxes                                                                    A-3

OBTAINING ADDITIONAL INFORMATION                                  Back Cover
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.
No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                        TAX-FREE CASH RESERVE PORTFOLIO

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE......................      The fund's investment objective
                                                is to provide as high a level
                                                of tax-exempt income as is
                                                consistent with the
                                                preservation of capital and
                                                maintenance of liquidity.

PRIMARY INVESTMENT STRATEGIES.............      The fund invests only in
                                                high-quality U.S.
                                                dollar-denominated short term
                                                debt obligations, including:
                                                (i) municipal securities; and
                                                (ii) cash equivalents.

                                                The fund invests its assets so
                                                that at least 80% of its income
                                                will be exempt from federal
                                                income taxes.

                                                The fund invests in accordance
                                                with industry-standard
                                                requirements for money market
                                                funds for the quality, maturity
                                                and diversification of
                                                investments.

                                                In selecting securities for the
                                                fund's portfolio, the portfolio
                                                managers focus on safety,
                                                liquidity, and yield.

                                                Please see "Investment
                                                Objective, Strategies and
                                                Risks" for additional
                                                information regarding the
                                                fund's investment strategies.

PRINCIPAL RISKS...........................      Among the principal risks of
                                                investing in the fund, which
                                                could adversely affect its net
                                                asset value, yield and total
                                                return are:


 Market Risk                            Money Market Fund Risk

 Interest Rate Risk                     Credit Risk

 Municipal Securities Risk              Concentration Risk

 Foreign Credit Exposure Risk           Synthetic Municipal Securities Risk

 Management Risk

                                                Please see "Investment
                                                Objective, Strategies and
                                                Risks" for a description of
                                                these risks and other risks of
                                                investing in the fund.

                                                Although the fund seeks to
                                                preserve the value of your
                                                investment at $1.00 per share,
                                                it is possible to lose money by
                                                investing in the fund.
                                                Additionally, the fund's yield
                                                will vary as the short-term
                                                securities in its portfolio
                                                mature or are sold, and the
                                                proceeds are reinvested in
                                                securities with different
                                                interest rates. An investment
                                                in the fund is not a deposit in
                                                a bank and is not insured or
                                                guaranteed by the Federal
                                                Deposit Insurance Corporation
                                                or any other governmental
                                                agency.

                        TAX-FREE CASH RESERVE PORTFOLIO

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
_ _ _ _ _ _ __ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ __ _ _ _ _ _ _
The following bar chart shows changes in the performance of the fund's Private Investment Class shares from year to year. Private Investment Class shares are not subject to sales loads.

                                    [CHART]

  12/31/96  12/31/97  12/31/98  12/31/99  12/31/00  12/31/01  12/31/02  12/31/03  12/31/04  12/31/05
  --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
  3.08%     3.29%     3.08%     2.88%     3.75%     2.40%     1.06%      0.63%     0.77%      1.97%


  The Private Investment Class shares' year-to-date total return as of June 30, 2006 was 1.41%.

  During the periods shown in the bar chart, the highest quarterly return was 0.99% (quarter ended December 31, 2000) and the lowest quarterly return was 0.11% (quarter ended September 30, 2003).

PERFORMANCE TABLE

The following performance table reflects the performance of the Private Investment Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

 (for the periods ended December 31, 2005)                            INCEPTION
                                              1 YEAR 5 YEARS 10 YEARS   DATE
 ------------------------------------------------------------------------------

 Private Investment Class                     1.97%   1.36%   2.29%   04/01/92
 ------------------------------------------------------------------------------

For the current seven-day yield, call (800) 659-1005.

                        TAX-FREE CASH RESERVE PORTFOLIO

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------


FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

                (fees paid directly from               PRIVATE
                your investment)                      INVESTMENT
                                                        CLASS
                ------------------------------------------------

                Maximum Sales Charge (Load)
                Imposed on Purchases
                (as a percentage of
                offering price)
                                                         None

                Maximum Deferred
                Sales Charge (Load)
                (as a percentage of original purchase
                price or redemption
                proceeds, whichever is less)
                                                         None

ANNUAL FUND OPERATING EXPENSES/1/
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

                     (expenses that are deducted  PRIVATE
                     from fund assets)           INVESTMENT
                                                   CLASS
                     --------------------------------------

                        Management Fees             0.21%

                        Distribution and/or
                        Service (12b-1) Fees        0.50

                        Other Expenses              0.06

                        Total Annual Fund
                        Operating Expenses          0.77

                        Fee Waiver/2/               0.30

                        Net Annual Fund
                        Operating Expenses
                                                    0.47
                     --------------------------------------

 /1/ There is no guarantee that actual expenses will be the same as those shown in the table.
 /2/ The distributor has contractually agreed to waive 0.25% of the Rule 12b-1 distribution fee. Further, the fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.22%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the limit stated above: (i) Rule 12b-1 fees, if any;
     (ii) trustees' fees; (iii) federal registration fees; (iv) interest; (v) taxes; (vi) extraordinary items; (vii) expenses related to a merger or reorganization, as approved by the fund's board of trustees and (viii) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. These agreements are in effect through at least June 30, 2007.

As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

  If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Private Investment Class of the fund with the cost of investing in other mutual funds.

  The expense example assumes you:

(i) invest $10,000 in the fund for the time periods indicated;

(ii) redeem all of your shares at the end of the periods indicated;

(iii) earn a 5% return on your investment before operating expenses each year;
      and

(iv) incur the same amount in operating expenses each year.

  The example includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                     1 YEAR 3 YEARS 5 YEARS 10 YEARS
            --------------------------------------------------------

            Private Investment Class  $48    $216    $398     $926
            --------------------------------------------------------

                        TAX-FREE CASH RESERVE PORTFOLIO


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------
The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

.. You invest $10,000 in the fund and hold it for the entire 10 year period;

.. Your investment has a 5% return before expenses each year; and

.. The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

  There is no assurance that the annual expense ratio will be the expense ratio for the fund classes for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

PRIVATE
INVESTMENT CLASS    YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9
------------------------------------------------------------------------------------------------------------------------------
Annual Expense
Ratio/1/                0.47%       0.77%       0.77%       0.77%       0.77%       0.77%       0.77%       0.77%       0.77%

Cumulative Return
Before Expenses         5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%

Cumulative Return
After Expenses          4.53%       8.95%      13.56%      18.36%      23.37%      28.59%      34.03%      39.70%      45.61%

End of Year
Balance           $10,453.00  $10,895.16  $11,356.03  $11,836.39  $12,337.07  $12,858.92  $13,402.86  $13,969.80  $14,560.72

Estimated Annual
Expenses          $    48.06  $    82.19  $    85.67  $    89.29  $    93.07  $    97.00  $   101.11  $   105.38  $   109.84
------------------------------------------------------------------------------------------------------------------------------

PRIVATE
INVESTMENT CLASS    YEAR 10
-----------------------------
Annual Expense
Ratio/1/                0.77%

Cumulative Return
Before Expenses        62.89%

Cumulative Return
After Expenses         51.77%

End of Year
Balance           $15,176.64

Estimated Annual
Expenses          $   114.49
-----------------------------

/1/ Your actual expenses may be higher or lower than those shown.


INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

OBJECTIVE AND STRATEGIES
The fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
  The fund invests its assets so that at least 80% of the fund's income will be exempt from federal income taxes. The fund seeks to make investments in securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.
  The fund invests in accordance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.
  The fund invests only in high-quality U.S. dollar-denominated short term debt obligations, including: (i) municipal securities, which may include tax-exempt commercial paper; and (ii) cash equivalents. These securities may have credit and liquidity enhancements provided by banks, insurance companies or other financial institutions.
  Municipal securities include debt obligations of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, authorities thereof, and multi-state agencies, issued to obtain funds for various public purposes. Synthetic municipal securities, which include variable rate instruments that are created when fixed rate bonds are coupled with a third party tender feature and variable tender fees, are treated as municipal securities. Other securities held by the fund may be structured with demand features which have the effect of shortening the security's maturity.
  The fund invests only in municipal securities that are: (1) rated in the highest rating category by two nationally recognized statistical rating organizations (NRSRO); (2) rated by only one NRSRO, if they are rated in the highest category by that NRSRO; and (3) unrated but deemed to be of comparable quality by the advisor.

                        TAX-FREE CASH RESERVE PORTFOLIO

--------------------------------------------------------------------------------

  Some of the fund's investments, although U.S. dollar-denominated, may be subject to foreign credit exposure.
  The fund's investments in the types of securities described in this prospectus vary from time to time, and, at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
  In selecting securities for the fund's portfolio, the portfolio managers focus on safety, liquidity, and yield. The portfolio structure is driven to some extent by the supply and availability of municipal obligations. The portfolio managers manage liquidity with daily and weekly variable-rate demand notes.
  The portfolio managers consider selling a security: (i) if the issuer's credit quality declines, (ii) if a geographic region in which the issuers in which the fund invests are located undergoes a negative change, (iii) as a result of interest rate changes, or (iv) to enhance yield.
  The fund typically maintains a portion of its assets in cash. The fund holds cash to handle its daily cash needs, which include payment of fund expenses, redemption requests and securities transactions. The amount of cash held by the fund may increase if the fund takes a temporary defensive position. The fund may take a temporary defensive position when it receives unusually large redemption requests, or if there are inadequate investment opportunities due to adverse market, economic, political or other conditions. A larger amount of cash is likely to negatively affect the fund's investment results.

RISKS
The principal risks of investing in the fund are:

  Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the issuers, or in the case of industrial development revenue bonds, the company for whose benefit the bonds are being issued; general economic and market conditions; regional or global economic instability; and interest rate fluctuations.
  Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in other securities.
  Interest Rate Risk--The fund invests in debt securities, including notes and bonds. The values of debt securities and the income generated by debt securities may be affected by changing interest rates. Interest rate increases may cause the price of a debt security to decrease, and the longer a debt security's duration (a measure of its sensitivity to changes in interest rates), the more sensitive it is to this risk. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect your fund's performance.
  Credit Risk--There is a possibility that the issuers of instruments in which the fund invests will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its securities and may decrease their value. Changes in the credit quality of financial institutions providing liquidity and credit enhancements could cause the fund to experience a loss and may effect its share price.
  Municipal Securities Risk--The value of, payment of interest and repayment of principal with respect to, and the ability of the fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.
  Concentration Risk--Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the fund. Moreover, sizeable investments in securities issued to finance similar projects could involve an increased risk to the fund if economic or other factors adversely effect the viability of these projects.
  Foreign Credit Exposure Risk--U.S. dollar denominated securities which carry foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect the repayment of principal or the payment of interest.
  Synthetic Municipal Securities Risk--The tax-exempt character of the interest paid on synthetic municipal securities is based on the tax-exempt income stream from the collateral. The Internal Revenue Service has not ruled on this issue and could deem income derived from synthetic municipal securities to be taxable.
  Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

                        TAX-FREE CASH RESERVE PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund makes available to institutions that maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, Qualified Persons) information regarding the fund's portfolio holdings as detailed below. The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for the fund is available at http://www.aiminvestments.com (Qualified Persons may obtain access to the website by calling the distributor toll free at 1-800-659-1005, option 2). To locate the fund's portfolio holdings information, access the fund's overview page, and links to the following fund information will be found in the upper right side of this website page:

                               APPROXIMATE DATE OF POSTING    INFORMATION REMAINS AVAILABLE
INFORMATION AVAILABLE          TO WEBSITE                     ON WEBSITE
--------------------------------------------------------------------------------------------
Weighted average maturity      Next business day              Until posting of the
information; thirty-day,                                      following business day's
seven-day and one-day yield                                   information
information; daily dividend
factor and total net assets

Complete portfolio holdings    1 day after month end          Until posting of the fiscal
as of month end and                                           quarter holdings for the
information derived from                                      months included in the fiscal
holdings                                                      quarter
--------------------------------------------------------------------------------------------

  A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information, which is available at http://www.aiminvestments.com.

                        TAX-FREE CASH RESERVE PORTFOLIO

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.
  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.
  On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) is being created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI agreed to create a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.
  Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and (iv) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.
  Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.
  As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION
During the fiscal year ended March 31, 2006, the advisor received compensation of 0.16% of average daily net assets.
  The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/ or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services of the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.
  A discussion regarding the basis for the Board of Trustees' approval of the investment advisory agreement of the fund is available in the fund's annual report to shareholders for the twelve-month period ended March 31, 2006.

                        TAX-FREE CASH RESERVE PORTFOLIO

OTHER INFORMATION
--------------------------------------------------------------------------------

INVESTMENTS IN THE FUND
The Private Investment Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund, whose income is excluded from gross income for purposes of federal income taxes. An investment in the fund may relieve the institution of many of the investment and administrative burdens encountered when investing in municipal securities directly. These include: selection of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; selection and scheduling of maturities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping.

DIVIDENDS AND DISTRIBUTIONS
The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS
The fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of the fund as of 3:30 p.m. Eastern Time. If the fund closes early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 3:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

CAPITAL GAINS DISTRIBUTIONS
The fund generally distributes net realized capital gains, if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                        TAX-FREE CASH RESERVE PORTFOLIO

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Private Investment Class. Certain information reflects financial results for a single fund share.
  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).
  The information for the fiscal year ended 2006 has been audited by PricewaterhouseCoopers, LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. PricewaterhouseCoopers, LLP was appointed by the Audit Committee of the Board of Trustees (the "Board") as the fund's new independent registered public accounting firm in 2005. Such appointment was ratified and approved by the independent trustees of the Board. Information prior to fiscal year 2006 was audited by other public accountants.

                                                                   PRIVATE INVESTMENT CLASS
                                                     ---------------------------------------------------
                                                                     YEAR ENDED MARCH 31,
                                                     ---------------------------------------------------
                                                         2006       2005      2004      2003      2002
                                                     --------     --------  --------  --------  --------
Net asset value, beginning of period                 $   1.00     $   1.00  $   1.00  $   1.00  $   1.00
---------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                  0.02         0.01      0.01      0.01      0.02
---------------------------------------------------------------------------------------------------------
Less distributions from net investment income           (0.02)       (0.01)    (0.01)    (0.01)    (0.02)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $   1.00     $   1.00  $   1.00  $   1.00  $   1.00
---------------------------------------------------------------------------------------------------------
Total return/(a)/                                        2.27%        0.99%     0.59%     0.97%     1.91%
---------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $220,988     $196,617  $150,399  $227,832  $179,095
---------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements         0.47%(b)     0.47%     0.47%     0.47%     0.47%
---------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements      0.77%(b)     0.77%     0.77%     0.77%     0.78%
---------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets     2.24%(b)     0.99%     0.58%     0.95%     1.76%
---------------------------------------------------------------------------------------------------------

/(a)/ Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
/(b)/ Ratios are based on average daily net assets of $228,065,898.

                        TAX-FREE CASH RESERVE PORTFOLIO

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of eight classes of shares that share a common investment objective and portfolio of investments, one of which, the Sweep Class, is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.

DISTRIBUTION AND SERVICE (12B-1) FEES
The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT
The minimum investments for fund accounts are as follows:

                                          INITIAL    ADDITIONAL
               CLASS                    INVESTMENTS* INVESTMENTS
               -------------------------------------------------
               Private Investment Class   $10,000    no minimum
               -------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES
You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the fund verify and record your identifying information.

PURCHASE OPTIONS
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

                               OPENING AN ACCOUNT             ADDING TO AN ACCOUNT
--------------------------------------------------------------------------------------------
Through a Financial            Contact your financial         Same
Intermediary                   intermediary.
                               The financial intermediary
                               should forward your completed
                               account application to the
                               transfer agent, AIM
                               Investment Services,
                               Inc. P.O. Box 0843 Houston,
                               TX 77001-0843 The financial
                               intermediary should call the
                               transfer agent at (800)
                               659-1005 to receive an
                               account number. Then, the
                               intermediary should use the
                               following wire instructions:

                               The Bank of New
                               York ABA/Routing #:
                               021000018 DDA 8900279915

                               For Further Credit to the
                               fund and Your Account #

By Telephone                   Open your account as           Call the transfer agent at
                               described above.               (800) 659-1005 and wire
                                                              payment for your purchase
                                                              order in accordance with the
                                                              wire instructions noted above.

By AIM LINK(R)                 Open your account as           Complete an AIM LINK(R)
                               described above.               Agreement. Mail the
                                                              application and agreement to
                                                              the transfer agent. Once your
                                                              request for this option has
                                                              been processed, you may place
                                                              your order via AIM LINK.
--------------------------------------------------------------------------------------------

                        TAX-FREE CASH RESERVE PORTFOLIO

--------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

REDEEMING SHARES

REDEMPTION FEES
We will not charge you any fees to redeem your shares. Your broker or financial intermediary may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
---------------------------------------------------------------------------------------------
Through a Financial Intermediary Contact your financial intermediary.

                                 Redemption proceeds will be transmitted electronically to
                                 your pre-authorized bank account. The transfer agent must
                                 receive your financial intermediary's instructions before
                                 3:30 p.m. Eastern Time in order to effect the redemption at that day's closing price.

By Telephone                     A person who has been authorized to make transactions in
                                 the account application may make redemptions by telephone.
                                 You must call the transfer agent before 3:30 p.m. Eastern
                                 Time in order to effect the redemption at that day's
                                 closing price.

By AIM LINK(R)                   Place your redemption request via AIM LINK. The transfer
                                 agent must receive your redemption request normally before
                                 12:30 p.m. Eastern Time in order to effect the redemption
                                 at that day's closing price. Orders for shares placed
                                 between 12:30 and 3:30 p.m. Eastern Time may only be
                                 transmitted by telephone.
---------------------------------------------------------------------------------------------

PAYMENT OF REDEMPTION PROCEEDS
All redemption orders are processed at the net asset value next determined after the transfer agent receives a redemption order.
  We will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 12:30 p.m. Eastern Time and 3:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.
  If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.
  If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and we are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK(R)
If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND
If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the fund is not able to verify your identity as required by law, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

                        TAX-FREE CASH RESERVE PORTFOLIO

--------------------------------------------------------------------------------


 The fund and its agents reserve the right at any time to:
..  reject or cancel any part of any purchase order;
.. modify any terms or conditions of purchase of shares of the fund; or .. withdraw all or any part of the offering made by this prospectus.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE
The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Time. The last net asset value determination on a business day will generally occur at 3:30 p.m. Eastern Time.
  If the fund closes early on a business day, as described below under "Pricing of Shares--Timing Orders", the last net asset value calculation will occur as of the time of such closing.
  The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS
The fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.
  A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.
  If the financial intermediary through which you place purchase and redemption orders, in turn, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.
  The fund may postpone the right of redemption under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.
  The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.
  During the period between 12:30 p.m. Eastern Time and 3:30 p.m. Eastern Time, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders. On days that the fund closes early, the fund may, in its discretion, refuse to accept purchase orders and may not provide same day settlement of redemption orders for such purchases and redemption orders received by the transfer agent (i) if the fund closes after 12:30 p.m. Eastern Time, between 12:30 p.m. Eastern Time and the time the fund closes, and (ii) if the fund closes on or before 12:30 p.m. Eastern Time, during the thirty minute period prior to the last net asset value determination.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES
The Board of the fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of the fund's shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:
.. The fund is offered to investors as a cash management vehicle. Investors must perceive an investment in such fund as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.
.. One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the fund will be detrimental to the continuing operations of the fund.
.. The fund's portfolio securities are valued on the basis of amortized cost, and the fund seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.
.. Because the fund seeks to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in the fund. Imposition of redemption fees would run contrary to investor expectations.
  The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.
  The fund and its agents reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the fund determines that such purchase may disrupt the fund's operation or performance.

TAXES
You will not be required to include the "exempt-interest" portion of dividends paid by the fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest

                        TAX-FREE CASH RESERVE PORTFOLIO

--------------------------------------------------------------------------------

dividends and other tax-exempt interest on your federal income tax return. Exempt-interest dividends from the fund may be subject to state and local income taxes, may give rise to a federal alternative minimum tax liability, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you. The fund intends to avoid investment in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. The fund will try to avoid investments that result in taxable dividends.
  To the extent that dividends paid by the fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the fund for the particular days in which you hold shares.
  From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal securities. If such a proposal were enacted, the ability of the fund to pay exempt-interest dividends might be adversely affected.

Obtaining Additional Information
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about this fund, another fund in The AIM Family of Funds(R) or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at, AIM Investment Services, Inc. P. O. Box 0843, Houston, TX 77001-0843, or

                 By Telephone:    (800) 659-1005

                 On the Internet: You can send us a request
                                  by e-mail or download
                                  prospectuses, SAI, annual or
                                  semiannual reports via our
                                  website:
                                  HTTP://WWW.AIMINVESTMENTS.COM

The fund's most recent portfolio holdings, as filed on Form N-Q, are also available at http://www.aiminvestments.com.

You also can review and obtain copies of the fund's SAI, financial reports, the fund's Form N-Q and other information at the SEC's Public Reference Room in Washington, D.C.; on the EDGAR database on the SEC's internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, D.C. 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

  Tax-Free Cash Reserve Portfolio, a series of Tax-Free Investments Trust SEC 1940 Act file number: 811-2731


                              [LOGO]

AIMinvestments.com TFIT-PRO-5 Your goals. Our solutions.(R) AIM INVESTMENTS(R)

                                                Tax-Free Cash Reserve Portfolio

                                                                     PROSPECTUS

                                                                  JULY 31, 2006

RESERVE CLASS

Tax-Free Cash Reserve Portfolio's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Reserve Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
..  is not FDIC insured;
..  may lose value; and
..  is not guaranteed by a bank.

                        TAX-FREE CASH RESERVE PORTFOLIO

TABLE OF CONTENTS
--------------------------------------------------------------------------------


RISK/RETURN SUMMARY                                                        1
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

PERFORMANCE INFORMATION                                                    2
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

Annual Total Returns                                                       2

Performance Table                                                          2

FEE TABLE AND EXPENSE EXAMPLE                                              3
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

Fee Table                                                                  3

Expense Example                                                            3

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION                            4
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS                                 4
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

Objective and Strategies                                                   4

Risks                                                                      5

DISCLOSURE OF PORTFOLIO HOLDINGS                                           6
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

FUND MANAGEMENT                                                            7
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

The Advisor                                                                7

Advisor Compensation                                                       7

OTHER INFORMATION                                                          8
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

Investments in the Fund                                                    8

Dividends and Distributions                                                8

FINANCIAL HIGHLIGHTS                                                       9
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

SHAREHOLDER INFORMATION                                                  A-1
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

Distribution and Service (12b-1) Fees                                    A-1

Purchasing Shares                                                        A-1

Redeeming Shares                                                         A-2

Pricing of Shares                                                        A-3

Frequent Purchases and Redemptions of Fund Shares                        A-3

Taxes                                                                    A-3

OBTAINING ADDITIONAL INFORMATION                                  Back Cover
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                        TAX-FREE CASH RESERVE PORTFOLIO

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE......................      The fund's investment objective
                                                is to provide as high a level
                                                of tax-exempt income as is
                                                consistent with the
                                                preservation of capital and
                                                maintenance of liquidity.

PRIMARY INVESTMENT STRATEGIES.............      The fund invests only in
                                                high-quality U.S.
                                                dollar-denominated short term
                                                debt obligations, including:
                                                (i) municipal securities; and
                                                (ii) cash equivalents.

                                                The fund invests its assets so
                                                that at least 80% of its income
                                                will be exempt from federal
                                                income taxes.

                                                The fund invests in accordance
                                                with industry-standard
                                                requirements for money market
                                                funds for the quality, maturity
                                                and diversification of
                                                investments.

                                                In selecting securities for the
                                                fund's portfolio, the portfolio
                                                managers focus on safety,
                                                liquidity, and yield.

                                                Please see "Investment
                                                Objective, Strategies and
                                                Risks" for additional
                                                information regarding the
                                                fund's investment strategies.

PRINCIPAL RISKS...........................      Among the principal risks of
                                                investing in the fund, which
                                                could adversely affect its net
                                                asset value, yield and total
                                                return are:


 Market Risk                            Money Market Fund Risk

 Interest Rate Risk                     Credit Risk

 Municipal Securities Risk              Concentration Risk

 Foreign Credit Exposure Risk           Synthetic Municipal Securities Risk

 Management Risk

                                                Please see "Investment
                                                Objective, Strategies and
                                                Risks" for a description of
                                                these risks and other risks of
                                                investing in the fund.

                                                Although the fund seeks to
                                                preserve the value of your
                                                investment at $1.00 per share,
                                                it is possible to lose money by
                                                investing in the fund.
                                                Additionally, the fund's yield
                                                will vary as the short-term
                                                securities in its portfolio
                                                mature or are sold, and the
                                                proceeds are reinvested in
                                                securities with different
                                                interest rates. An investment
                                                in the fund is not a deposit in
                                                a bank and is not insured or
                                                guaranteed by the Federal
                                                Deposit Insurance Corporation
                                                or any other governmental
                                                agency.

                        TAX-FREE CASH RESERVE PORTFOLIO

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
The following bar chart shows changes in the performance of the fund's Reserve Class shares from year to year. Reserve Class shares are not subject to sales loads.

                                    [CHART]

12/31/00     12/31/01     12/31/02      12/31/03      12/31/04     12/31/05
--------     --------     --------      --------      --------     --------
  3.18%       1.84%         0.49%         0.09%         0.20%        1.34%


  The Reserve Class shares' year-to-date total return as of June 30, 2006 was 1.10%.

  During the periods shown in the bar chart, the highest quarterly return was 0.85% (quarter ended December 31, 2000) and the lowest quarterly return was 0.01% (quarters ended September 30, 2003, December 31, 2003, March 31, 2004 and June 30, 2004).

PERFORMANCE TABLE

The following performance table reflects the performance of the Reserve Class shares over the period indicated.

AVERAGE ANNUAL TOTAL RETURNS
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

(for the periods ended December 31, 2005)                     SINCE   INCEPTION
                                             1 YEAR 5 YEARS INCEPTION   DATE
-------------------------------------------------------------------------------

Reserve Class                                1.34%   0.79%    1.30%   06/01/99
-------------------------------------------------------------------------------

For the current seven-day yield, call (800) 659-1005.

                        TAX-FREE CASH RESERVE PORTFOLIO

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

                 (fees paid directly from              RESERVE
                 your investment)                       CLASS
                 ---------------------------------------------

                 Maximum Sales Charge (Load)
                 Imposed on Purchases
                 (as a percentage of
                 offering price)
                                                        None

                 Maximum Deferred
                 Sales Charge (Load)
                 (as a percentage of original purchase
                 price or redemption
                 proceeds, whichever is less)
                                                        None

ANNUAL FUND OPERATING EXPENSES/1/
_ _ _ _ _ _ _ _ _ _ _ _ _ __ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

                      (expenses that are deducted RESERVE
                      from fund assets)            CLASS
                      -----------------------------------

                      Management Fees              0.21%

                      Distribution and/or Service
                      (12b-1) Fees                 1.00

                      Other Expenses               0.06

                      Total Annual Fund
                      Operating Expenses           1.27

                      Fee Waiver/2/                0.18

                      Net Annual Fund
                      Operating Expenses           1.09
                      -----------------------------------

/1/ There is no guarantee that actual expenses will be the same as those shown in the table.
/2/ The distributor has contractually agreed to waive 0.13% of the Rule 12b-1 distribution fee. Further, the fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.22%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the limit stated above: (i) Rule 12b-1 fees, if any; (ii) trustees' fees; (iii) federal registration fees; (iv) interest; (v) taxes;
    (vi) extraordinary items; (vii) expenses related to a merger or reorganization, as approved by the fund's board of trustees and (viii) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. These agreements are in effect through at least June 30, 2007.

As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

  If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Reserve Class of the fund with the cost of investing in other mutual funds.

  The expense example assumes you:

(i) invest $10,000 in the fund for the time periods indicated;

(ii) redeem all of your shares at the end of the periods indicated;

(iii) earn a 5% return on your investment before operating expenses each year;
      and

(iv) incur the same amount in operating expenses each year.

  The example includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                               1 YEAR 3 YEARS 5 YEARS 10 YEARS
                 ---------------------------------------------

                 Reserve Class  $111   $385    $680    $1,518
                 ---------------------------------------------

                        TAX-FREE CASH RESERVE PORTFOLIO

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------
The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

.. You invest $10,000 in the fund and hold it for the entire 10 year period;

.. Your investment has a 5% return before expenses each year; and

.. The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

  There is no assurance that the annual expense ratio will be the expense ratio for the fund classes for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

RESERVE CLASS               YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8
--------------------------------------------------------------------------------------------------------------------------

Annual Expense Ratio/1/         1.09%       1.27%       1.27%       1.27%       1.27%       1.27%       1.27%       1.27%

Cumulative Return Before
Expenses                        5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%

Cumulative Return After
Expenses                        3.91%       7.79%      11.81%      15.98%      20.30%      24.79%      29.44%      34.27%

End of Year Balance       $10,391.00  $10,778.58  $11,180.63  $11,597.66  $12,030.26  $12,478.98  $12,944.45  $13,427.28

Estimated Annual Expenses $   111.13  $   134.43  $   139.44  $   144.64  $   150.04  $   155.63  $   161.44  $   167.46
--------------------------------------------------------------------------------------------------------------------------

RESERVE CLASS               YEAR 9      YEAR 10
-------------------------------------------------

Annual Expense Ratio/1/         1.27%       1.27%

Cumulative Return Before
Expenses                       55.13%      62.89%

Cumulative Return After
Expenses                       39.28%      44.48%

End of Year Balance       $13,928.12  $14,447.63

Estimated Annual Expenses $   173.71  $   180.19
-------------------------------------------------

/1/ Your actual expenses may be higher or lower than those shown.

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

OBJECTIVE AND STRATEGIES
The fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
  The fund invests its assets so that at least 80% of the fund's income will be exempt from federal income taxes. The fund seeks to make investments in securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.
  The fund invests in accordance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.
  The fund invests only in high-quality U.S. dollar-denominated short term debt obligations, including: (i) municipal securities, which may include tax-exempt commercial paper; and (ii) cash equivalents. These securities may have credit and liquidity enhancements provided by banks, insurance companies or other financial institutions.
  Municipal securities include debt obligations of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, authorities thereof, and multi-state agencies, issued to obtain funds for various public purposes. Synthetic municipal securities, which include variable rate instruments that are created when fixed rate bonds are coupled with a third party tender feature and variable tender fees are treated as municipal securities. Other securities held by the fund may be structured with demand features which have the effect of shortening the security's maturity.
  The fund invests only in municipal securities that are: (1) rated in the highest rating category by two nationally recognized statistical rating organizations (NRSRO); (2) rated by only one NRSRO, if they are rated in the highest category by that NRSRO; and (3) unrated but deemed to be of comparable quality by the advisor.
  Some of the fund's investments, although U.S. dollar-denominated, may be subject to foreign credit exposure.

                        TAX-FREE CASH RESERVE PORTFOLIO

--------------------------------------------------------------------------------

  The fund's investments in the types of securities described in this prospectus vary from time to time, and, at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
  In selecting securities for the fund's portfolio, the portfolio managers focus on safety, liquidity, and yield. The portfolio structure is driven to some extent by the supply and availability of municipal obligations. The portfolio managers manage liquidity with daily and weekly variable-rate demand notes.
  The portfolio managers consider selling a security: (i) if the issuer's credit quality declines, (ii) if a geographic region in which the issuers in which the fund invests are located undergoes a negative change, (iii) as a result of interest rate changes, or (iv) to enhance yield.
  The fund typically maintains a portion of its assets in cash. The fund holds cash to handle its daily cash needs, which include payment of fund expenses, redemption requests and securities transactions. The amount of cash held by the fund may increase if the fund takes a temporary defensive position. The fund may take a temporary defensive position when it receives unusually large redemption requests, or if there are inadequate investment opportunities due to adverse market, economic, political or other conditions. A larger amount of cash is likely to negatively affect the fund's investment results.

RISKS
The principal risks of investing in the fund are:

  Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the issuers, or in the case of industrial development revenue bonds, the company for whose benefit the bonds are being issued; general economic and market conditions; regional or global economic instability; and interest rate fluctuations.
  Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in other securities.
  Interest Rate Risk--The fund invests in debt securities, including notes and bonds. The values of debt securities and the income generated by debt securities may be affected by changing interest rates. Interest rate increases may cause the price of a debt security to decrease, and the longer a debt security's duration (a measure of its sensitivity to changes in interest rates), the more sensitive it is to this risk. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the fund's performance.
  Credit Risk--There is a possibility that the issuers of instruments in which the fund invests will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its securities and may decrease their value. Changes in the credit quality of financial institutions providing liquidity and credit enhancements could cause the fund to experience a loss and may effect its share price.
  Municipal Securities Risk--The value of, payment of interest and repayment of principal with respect to, and the ability of the fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.
  Concentration Risk--Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the fund. Moreover, sizeable investments in securities issued to finance similar projects could involve an increased risk to the fund if economic or other factors adversely effect the viability of these projects.
  Foreign Credit Exposure Risk--U.S. dollar denominated securities which carry foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect the repayment of principal or the payment of interest.
  Synthetic Municipal Securities Risk--The tax-exempt character of the interest paid on synthetic municipal securities is based on the tax-exempt income stream from the collateral. The Internal Revenue Service has not ruled on this issue and could deem income derived from synthetic municipal securities to be taxable.
  Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

                        TAX-FREE CASH RESERVE PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund makes available to institutions that maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, Qualified Persons) information regarding the fund's portfolio holdings as detailed below. The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for the fund is available at http://www.aiminvestments.com (Qualified Persons may obtain access to the website by calling the distributor toll free at 1-800-659-1005, option 2). To locate the fund's portfolio holdings information, access the fund's overview page, and links to the following fund information will be found in the upper right side of this website page:

                               APPROXIMATE DATE OF POSTING    INFORMATION REMAINS AVAILABLE
INFORMATION AVAILABLE          TO WEBSITE                     ON WEBSITE
--------------------------------------------------------------------------------------------
Weighted average maturity      Next business day              Until posting of the
information; thirty-day,                                      following business day's
seven-day and one-day yield                                   information
information; daily dividend
factor and total net assets

Complete portfolio holdings    1 day after month end          Until posting of the fiscal
as of month end and                                           quarter holdings for the
information derived from                                      months included in the fiscal
holdings                                                      quarter
--------------------------------------------------------------------------------------------

  A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information, which is available at http://www.aiminvestments.com.

                        TAX-FREE CASH RESERVE PORTFOLIO

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.
  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.
  On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) is being created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI agreed to create a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.
  Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and (iv) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.
  Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.
  As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION
During the fiscal year ended March 31, 2006, the advisor received compensation of 0.16% of average daily net assets.
  The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/ or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services of the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.
  A discussion regarding the basis for the Board of Trustees' approval of the investment advisory agreement of the fund is available in the fund's annual report to shareholders for the twelve-month period ended March 31, 2006.

                        TAX-FREE CASH RESERVE PORTFOLIO

OTHER INFORMATION
--------------------------------------------------------------------------------

INVESTMENTS IN THE FUND
The Reserve Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund, whose income is excluded from gross income for purposes of federal income taxes. An investment in the fund may relieve the institution of many of the investment and administrative burdens encountered when investing in municipal securities directly. These include: selection of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; selection and scheduling of maturities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping.

DIVIDENDS AND DISTRIBUTIONS
The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS
The fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of the fund as of 3:30 p.m. Eastern Time. If the fund closes early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 3:30 p.m. Eastern Time, or an close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared for any day preceding a non-business day or days of the fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

CAPITAL GAINS DISTRIBUTIONS
The fund generally distributes net realized capital gains, if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                        TAX-FREE CASH RESERVE PORTFOLIO

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Reserve Class. Certain information reflects financial results for a single fund share.
  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).
  The information for the fiscal year ended 2006 has been audited by PricewaterhouseCoopers, LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. PricewaterhouseCoopers, LLP was appointed by the Audit Committee of the Board of Trustees (the "Board") as the fund's new independent registered public accounting firm in 2005. Such appointment was ratified and approved by the independent trustees of the Board. Information prior to fiscal year 2006 was audited by other public accountants.

                                                                       RESERVE CLASS
                                                     ------------------------------------------------
                                                                   YEAR ENDED MARCH 31,
                                                     ------------------------------------------------
                                                         2006        2005     2004     2003     2002
                                                     -------       -------  -------  -------  -------
Net asset value, beginning of period                 $  1.00       $  1.00  $  1.00  $  1.00  $  1.00
------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                  0.02         0.004    0.001    0.004     0.01
------------------------------------------------------------------------------------------------------
Less distributions from net investment income          (0.02)       (0.004)  (0.001)  (0.004)   (0.01)
------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $  1.00       $  1.00  $  1.00  $  1.00  $  1.00
------------------------------------------------------------------------------------------------------
Total return/(a)/                                       1.64%         0.38%    0.08%    0.39%    1.35%
------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $19,052       $ 9,308  $14,030  $12,653  $18,200
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
 With fee waivers and/or expense reimbursements         1.09%/(b)/    1.07%    0.98%    1.05%    1.02%
------------------------------------------------------------------------------------------------------
 Without fee waivers and/or expense reimbursements      1.27%/(b)/    1.27%    1.27%    1.27%    1.28%
------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets    1.62%/(b)/    0.39%    0.07%    0.37%    1.21%
------------------------------------------------------------------------------------------------------

/(a)/ Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
/(b)/ Ratios are based on average daily net assets of $16,661,159.

                        TAX-FREE CASH RESERVE PORTFOLIO

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of eight classes of shares that share a common investment objective and portfolio of investments, one of which, the Sweep Class, is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.

DISTRIBUTION AND SERVICE (12B-1) FEES
The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT
The minimum investments for fund accounts are as follows:

                                     INITIAL    ADDITIONAL
                     CLASS         INVESTMENTS* INVESTMENTS
                     --------------------------------------
                     Reserve Class   $10,000    no minimum
                     --------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES
You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the fund verify and record your identifying information.

PURCHASE OPTIONS
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

                               OPENING AN ACCOUNT             ADDING TO AN ACCOUNT
--------------------------------------------------------------------------------------------
Through a Financial            Contact your financial         Same
Intermediary                   intermediary.
                               The financial intermediary
                               should forward your completed
                               account application to the
                               transfer agent, AIM
                               Investment Services,
                               Inc. P.O. Box 0843 Houston,
                               TX 77001-0843 The financial
                               intermediary should call the
                               transfer agent at (800)
                               659-1005 to receive an
                               account number. Then, the
                               intermediary should use the
                               following wire instructions:

                               The Bank of New
                               York ABA/Routing #:
                               021000018 DDA 8900279915

                               For Further Credit to the
                               fund and Your Account #

By Telephone                   Open your account as           Call the transfer agent at
                               described above.               (800) 659-1005 and wire
                                                              payment for your purchase
                                                              order in accordance with the
                                                              wire instructions noted above.

By AIM LINK(R)                 Open your account as           Complete an AIM LINK(R)
                               described above.               Agreement. Mail the
                                                              application and agreement to
                                                              the transfer agent. Once your
                                                              request for this option has
                                                              been processed, you may place
                                                              your order via AIM LINK.
--------------------------------------------------------------------------------------------

                        TAX-FREE CASH RESERVE PORTFOLIO

--------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

REDEEMING SHARES

REDEMPTION FEES
We will not charge you any fees to redeem your shares. Your broker or financial intermediary may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
---------------------------------------------------------------------------------------------
Through a Financial Intermediary Contact your financial intermediary.

                                 Redemption proceeds will be transmitted electronically to
                                 your pre-authorized bank account. The transfer agent must
                                 receive your financial intermediary's instructions before
                                 3:30 p.m. Eastern Time in order to effect the redemption at that day's closing price.

By Telephone                     A person who has been authorized to make transactions in
                                 the account application may make redemptions by telephone.
                                 You must call the transfer agent before 3:30 p.m. Eastern
                                 Time in order to effect the redemption at that day's
                                 closing price.

By AIM LINK(R)                   Place your redemption request via AIM LINK. The transfer
                                 agent must receive your redemption request normally before
                                 12:30 p.m. Eastern Time in order to effect the redemption
                                 at that day's closing price. Orders for shares placed
                                 between 12:30 and 3:30 p.m. Eastern Time may only be
                                 transmitted by telephone.
---------------------------------------------------------------------------------------------

PAYMENT OF REDEMPTION PROCEEDS
All redemption orders are processed at the net asset value next determined after the transfer agent receives a redemption order.
  We will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 12:30 p.m. Eastern Time and 3:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.
  If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.
  If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and we are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK(R)
If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND
If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the fund is not able to verify your identity as required by law, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

                        TAX-FREE CASH RESERVE PORTFOLIO

--------------------------------------------------------------------------------

 The fund and its agents reserve the right at any time to:
..  reject or cancel any part of any purchase order;
.. modify any terms or conditions of purchase of shares of the fund; or .. withdraw all or any part of the offering made by this prospectus.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE
The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Time. The last net asset value determination on a business day will generally occur at 3:30 p.m. Eastern Time.
  If the fund closes early on a business day, as described below under "Pricing of Shares--Timing Orders", the last net asset value calculation will occur as of the time of such closing.
  The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS
The fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.
  A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.
  If the financial intermediary through which you place purchase and redemption orders, in turn, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.
  The fund may postpone the right of redemption under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.
  The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.
  During the period between 12:30 p.m. Eastern Time and 3:30 p.m. Eastern Time, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders. On days that the fund closes early, the fund may, in its discretion, refuse to accept purchase orders and may not provide same day settlement of redemption orders for such purchases and redemption orders received by the transfer agent (i) if the fund closes after 12:30 p.m. Eastern Time, between 12:30 p.m. Eastern Time and the time the fund closes, and (ii) if the fund closes on or before 12:30 p.m. Eastern Time, during the thirty minute period prior to the last net asset value determination.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES
The Board of the fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of the fund's shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:

.. The fund is offered to investors as a cash management vehicle. Investors must perceive an investment in such fund as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

.. One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the fund will be detrimental to the continuing operations of the fund.

.. The fund's portfolio securities are valued on the basis of amortized cost, and the fund seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

.. Because the fund seeks to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in the fund. Imposition of redemption fees would run contrary to investor expectations.

  The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.
  The fund and its agents reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the fund determines that such purchase may disrupt the fund's operation or performance.

TAXES
You will not be required to include the "exempt-interest" portion of dividends paid by the fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest

                        TAX-FREE CASH RESERVE PORTFOLIO

--------------------------------------------------------------------------------

dividends and other tax-exempt interest on your federal income tax return. Exempt-interest dividends from the fund may be subject to state and local income taxes, may give rise to a federal alternative minimum tax liability, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you. The fund intends to avoid investment in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. The fund will try to avoid investments that result in taxable dividends.
  To the extent that dividends paid by the fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the fund for the particular days in which you hold shares.
  From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal securities. If such a proposal were enacted, the ability of the fund to pay exempt-interest dividends might be adversely affected.

Obtaining Additional Information
--------------------------------------------------------------------------------


More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its completed schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about this fund, another fund in The AIM Family of Funds(R) or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at, AIM Investment Services, Inc., P. O. Box 0843, Houston, TX 77001-0843, or

                 BY TELEPHONE:    (800) 659-1005

                 ON THE INTERNET: You can send us a request
                                  by e-mail or download
                                  prospectuses, SAI, annual or
                                  semiannual reports via our
                                  website:
                                  HTTP://WWW.AIMINVESTMENTS.COM

The fund's most recent portfolio holdings, as filed on Form N-Q, are also available at http://www.aiminvestments.com.

You also can review and obtain copies of the fund's SAI, financial reports, the fund's Form N-Q and other information at the SEC's Public Reference Room in Washington, D.C.; on the EDGAR database on the SEC's internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, D.C. 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

  Tax-Free Cash Reserve Portfolio, a series of Tax-Free Investments Trust SEC 1940 Act file number: 811-2731


                              [LOGO]

AIMinvestments.com TFIT-PRO-7 Your goals. Our solutions.(R) AIM INVESTMENTS(R)

                                                Tax-Free Cash Reserve Portfolio

                                                                     PROSPECTUS

                                                                  JULY 31, 2006

RESOURCE CLASS

Tax-Free Cash Reserve Portfolio's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Resource Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
..  is not FDIC insured;
..  may lose value; and
..  is not guaranteed by a bank.

                        TAX-FREE CASH RESERVE PORTFOLIO

TABLE OF CONTENTS
--------------------------------------------------------------------------------


RISK/RETURN SUMMARY                                                        1
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

PERFORMANCE INFORMATION                                                    2
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

Annual Total Returns                                                       2

Performance Table                                                          2

FEE TABLE AND EXPENSE EXAMPLE                                              3
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

Fee Table                                                                  3

Expense Example                                                            3

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION                            4
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS                                 4
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

Objective and Strategies                                                   4

Risks                                                                      5

DISCLOSURE OF PORTFOLIO HOLDINGS                                           6
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

FUND MANAGEMENT                                                            7
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

The Advisor                                                                7

Advisor Compensation                                                       7

OTHER INFORMATION                                                          8
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

Investments in the Fund                                                    8

Dividends and Distributions                                                8

FINANCIAL HIGHLIGHTS                                                       9
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

SHAREHOLDER INFORMATION                                                  A-1
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

Distribution and Service (12b-1) Fees                                    A-1

Purchasing Shares                                                        A-1

Redeeming Shares                                                         A-2

Pricing of Shares                                                        A-3

Frequent Purchases and Redemptions of Fund Shares                        A-3

Taxes                                                                    A-3

OBTAINING ADDITIONAL INFORMATION                                  Back Cover
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.
No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                        TAX-FREE CASH RESERVE PORTFOLIO

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE......................      The fund's investment objective
                                                is to provide as high a level
                                                of tax-exempt income as is
                                                consistent with the
                                                preservation of capital and
                                                maintenance of liquidity.

PRIMARY INVESTMENT STRATEGIES.............      The fund invests only in
                                                high-quality U.S.
                                                dollar-denominated short term
                                                debt obligations, including:
                                                (i) municipal securities; and
                                                (ii) cash equivalents.

                                                The fund invests its assets so
                                                that at least 80% of its income
                                                will be exempt from federal
                                                income taxes.

                                                The fund invests in accordance
                                                with industry-standard
                                                requirements for money market
                                                funds for the quality, maturity
                                                and diversification of
                                                investments.

                                                In selecting securities for the
                                                fund's portfolio, the portfolio
                                                managers focus on safety,
                                                liquidity, and yield.

                                                Please see "Investment
                                                Objective, Strategies and
                                                Risks" for additional
                                                information regarding the
                                                fund's investment strategies.

PRINCIPAL RISKS...........................      Among the principal risks of
                                                investing in the fund, which
                                                could adversely affect its net
                                                asset value, yield and total
                                                return are:


 Market Risk                            Money Market Fund Risk

 Interest Rate Risk                     Credit Risk

 Municipal Securities Risk              Concentration Risk

 Foreign Credit Exposure Risk           Synthetic Municipal Securities Risk

 Management Risk

                                                Please see "Investment
                                                Objective, Strategies and
                                                Risks" for a description of
                                                these risks and other risks of
                                                investing in the fund.

                                                Although the fund seeks to
                                                preserve the value of your
                                                investment at $1.00 per share,
                                                it is possible to lose money by
                                                investing in the fund.
                                                Additionally, the fund's yield
                                                will vary as the short-term
                                                securities in its portfolio
                                                mature or are sold, and the
                                                proceeds are reinvested in
                                                securities with different
                                                interest rates. An investment
                                                in the fund is not a deposit in
                                                a bank and is not insured or
                                                guaranteed by the Federal
                                                Deposit Insurance Corporation
                                                or any other governmental
                                                agency.

                        TAX-FREE CASH RESERVE PORTFOLIO

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
_ _ _ _ _ _ _ _ _ _ _ _ _
The following bar chart shows changes in the performance of the fund's Resource Class shares from year to year. Resource Class shares are not subject to sales loads.

                                    [CHART]

12/31/00    12/31/01    12/31/02    12/31/03    12/31/04      12/31/05
--------    --------    --------    --------    --------      --------
 3.85%        2.49%       1.15%       0.72%      0.86%          2.06%




  The Resource Class shares' year-to-date total return as of June 30, 2006 was 1.46%.

  During the periods shown in the bar chart, the highest quarterly return was 1.01% (quarter ended December 31, 2000) and the lowest quarterly return was 0.14% (quarter ended September 30, 2003).

PERFORMANCE TABLE

The following performance table reflects the performance of the Resource Class shares over the period indicated.

AVERAGE ANNUAL TOTAL RETURNS

_ _ _ _ _ _  _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
_ _ _ _ _ _ _ _ _ _ _ _ _

(for the periods ended December 31, 2005)                     SINCE   INCEPTION
                                             1 YEAR 5 YEARS INCEPTION   DATE
-------------------------------------------------------------------------------

Resource Class                               2.06%   1.45%    1.99%   04/06/99
-------------------------------------------------------------------------------

For the current seven-day yield, call (800) 659-1005.

                        TAX-FREE CASH RESERVE PORTFOLIO

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

                 (fees paid directly from              RESOURCE
                 your investment)                       CLASS
                 ----------------------------------------------

                 Maximum Sales Charge (Load)
                 Imposed on Purchases
                 (as a percentage of
                 offering price)
                                                         None

                 Maximum Deferred
                 Sales Charge (Load)
                 (as a percentage of original purchase
                 price or redemption
                 proceeds, whichever is less)
                                                         None

ANNUAL FUND OPERATING EXPENSES/1/
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

                      (expenses that are deducted RESOURCE
                      from fund assets)            CLASS
                      ------------------------------------

                      Management Fees
                                                    0.21%

                      Distribution and/or Service
                      (12b-1) Fees
                                                    0.20

                      Other Expenses
                                                    0.06

                      Total Annual Fund
                      Operating Expenses
                                                    0.47

                      Fee Waiver/2/
                                                    0.09

                      Net Annual Fund
                      Operating Expenses
                                                    0.38
                      ------------------------------------

/1/ There is no guarantee that actual expenses will be the same as those shown in the table.
/2/ The distributor has contractually agreed to waive 0.04% of the Rule 12b-1 distribution fee. Further, the fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.22%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the limit stated above: (i) Rule 12b-1 fees, if any; (ii) trustees' fees; (iii) federal registration fees; (iv) interest; (v) taxes;
    (vi) extraordinary items; (vii) expenses related to a merger or reorganization, as approved by the fund's board of trustees and (viii) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. These agreements are in effect through at least June 30, 2007.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Resource Class of the fund with the cost of investing in other mutual funds.

  The expense example assumes you:

(i) invest $10,000 in the fund for the time periods indicated;

(ii) redeem all of your shares at the end of the periods indicated;

(iii) earn a 5% return on your investment before operating expenses each year;
      and

(iv) incur the same amount in operating expenses each year.

  The example includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                 ----------------------------------------------

                 Resource Class
                                 $39
                                        $142
                                                $254
                                                         $583
                 ----------------------------------------------

                        TAX-FREE CASH RESERVE PORTFOLIO

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------

The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

.. You invest $10,000 in the fund and hold it for the entire 10 year period;

.. Your investment has a 5% return before expenses each year; and

.. The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

  There is no assurance that the annual expense ratio will be the expense ratio for the fund classes for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

RESOURCE CLASS        YEAR 1      YEAR 2    YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9
--------------------------------------------------------------------------------------------------------------------------------
Annual Expense
Ratio/1/                  0.38%       0.47%       0.47%       0.47%       0.47%       0.47%       0.47%       0.47%       0.47%
Cumulative Return
Before Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%
Cumulative Return
After Expenses            4.62%       9.36%      14.31%      19.49%      24.90%      30.56%      36.48%      42.66%      49.12%
End of Year Balance $10,462.00  $10,935.93  $11,431.33  $11,949.17  $12,490.46  $13,056.28  $13,647.73  $14,265.97  $14,912.22
Estimated Annual
Expenses            $    38.88  $    50.29  $    52.56  $    54.94  $    57.43  $    60.03  $    62.75  $    65.60  $    68.57
--------------------------------------------------------------------------------------------------------------------------------

RESOURCE CLASS      YEAR 10
-------------------------------
Annual Expense
Ratio/1/                  0.47%
Cumulative Return
Before Expenses          62.89%
Cumulative Return
After Expenses           55.88%
End of Year Balance $15,587.74
Estimated Annual
Expenses            $    71.67
-------------------------------

/1/ Your actual expenses may be higher or lower than those shown.


INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

OBJECTIVE AND STRATEGIES
The fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
  The fund invests its assets so that at least 80% of the fund's income will be exempt from federal income taxes. The fund seeks to make investments in securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.
  The fund invests in accordance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.
  The fund invests only in high-quality U.S. dollar-denominated short term debt obligations, including: (i) municipal securities, which may include tax-exempt commercial paper; and (ii) cash equivalents. These securities may have credit and liquidity enhancements provided by banks, insurance companies or other financial institutions.
  Municipal securities include debt obligations of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, authorities thereof, and multi-state agencies, issued to obtain funds for various public purposes. Synthetic municipal securities, which include variable rate instruments that are created when fixed rate bonds are coupled with a third party tender feature and variable tender fees are treated as municipal securities. Other securities held by the fund may be structured with demand features which have the effect of shortening the security's maturity.
  The fund invests only in municipal securities that are: (1) rated in the highest rating category by two nationally recognized statistical rating organizations (NRSRO); (2) rated by only one NRSRO, if they are rated in the highest category by that NRSRO; and (3) unrated but deemed to be of comparable quality by the advisor.
  Some of the fund's investments, although U.S. dollar-denominated, may be subject to foreign credit exposure.
  The fund's investments in the types of securities described in this prospectus vary from time to time, and, at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

                        TAX-FREE CASH RESERVE PORTFOLIO

--------------------------------------------------------------------------------

  In selecting securities for the fund's portfolio, the portfolio managers focus on safety, liquidity, and yield. The portfolio structure is driven to some extent by the supply and availability of municipal obligations. The portfolio managers manage liquidity with daily and weekly variable-rate demand notes.
  The portfolio managers consider selling a security: (i) if the issuer's credit quality declines, (ii) if a geographic region in which the issuers in which the fund invests are located undergoes a negative change, (iii) as a result of interest rate changes, or (iv) to enhance yield.
  The fund typically maintains a portion of its assets in cash. The fund holds cash to handle its daily cash needs, which include payment of fund expenses, redemption requests and securities transactions. The amount of cash held by the fund may increase if the fund takes a temporary defensive position. The fund may take a temporary defensive position when it receives unusually large redemption requests, or if there are inadequate investment opportunities due to adverse market, economic, political or other conditions. A larger amount of cash is likely to negatively affect the fund's investment results.

RISKS
The principal risks of investing in the fund are:

  Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the issuers, or in the case of industrial development revenue bonds, the company for whose benefit the bonds are being issued; general economic and market conditions; regional or global economic instability; and interest rate fluctuations.
  Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in other securities.
  Interest Rate Risk--The fund invests in debt securities, including notes and bonds. The values of debt securities and the income generated by debt securities may be affected by changing interest rates. Interest rate increases may cause the price of a debt security to decrease, and the longer a debt security's duration (a measure of its sensitivity to changes in interest rates), the more sensitive it is to this risk. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the fund's performance.
  Credit Risk--There is a possibility that the issuers of instruments in which the fund invests will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its securities and may decrease their value. Changes in the credit quality of financial institutions providing liquidity and credit enhancements could cause the fund to experience a loss and may effect its share price.
  Municipal Securities Risk--The value of, payment of interest and repayment of principal with respect to, and the ability of the fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.
  Concentration Risk--Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the fund. Moreover, sizeable investments in securities issued to finance similar projects could involve an increased risk to the fund if economic or other factors adversely effect the viability of these projects.
  Foreign Credit Exposure Risk--U.S. dollar denominated securities which carry foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect the repayment of principal or the payment of interest.
  Synthetic Municipal Securities Risk--The tax-exempt character of the interest paid on synthetic municipal securities is based on the tax-exempt income stream from the collateral. The Internal Revenue Service has not ruled on this issue and could deem income derived from synthetic municipal securities to be taxable.
  Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

                        TAX-FREE CASH RESERVE PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund makes available to institutions that maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, Qualified Persons) information regarding the fund's portfolio holdings as detailed below. The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for the fund is available at http://www.aiminvestments.com (Qualified Persons may obtain access to the website by calling the distributor toll free at 1-800-659-1005, option 2). To locate the fund's portfolio holdings information, access the fund's overview page, and links to the following fund information will be found in the upper right side of this website page:

                               APPROXIMATE DATE OF POSTING    INFORMATION REMAINS AVAILABLE
INFORMATION AVAILABLE          TO WEBSITE                     ON WEBSITE
--------------------------------------------------------------------------------------------
Weighted average maturity      Next business day              Until posting of the
information; thirty-day,                                      following business day's
seven-day and one-day yield                                   information
information; daily dividend
factor and total net assets

Complete portfolio holdings    1 day after month end          Until posting of the fiscal
as of month end and                                           quarter holdings for the
information derived from                                      months included in the fiscal
holdings                                                      quarter
--------------------------------------------------------------------------------------------

  A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information, which is available at http://www.aiminvestments.com.

                        TAX-FREE CASH RESERVE PORTFOLIO

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.
  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.
  On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) is being created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI agreed to create a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.
  Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and (iv) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.
  Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.
  As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION
During the fiscal year ended March 31, 2006, the advisor received compensation of 0.16% of average daily net assets.
  The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/ or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services of the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.
  A discussion regarding the basis for the Board of Trustees' approval of the investment advisory agreement of the fund is available in the fund's annual report to shareholders for the twelve-month period ended March 31, 2006.

                        TAX-FREE CASH RESERVE PORTFOLIO

OTHER INFORMATION
--------------------------------------------------------------------------------

INVESTMENTS IN THE FUND
The Resource Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund, whose income is excluded from gross income for purposes of federal income taxes. An investment in the fund may relieve the institution of many of the investment and administrative burdens encountered when investing in municipal securities directly. These include: selection of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; selection and scheduling of maturities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping.

DIVIDENDS AND DISTRIBUTIONS
The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS
The fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the Fund's business days. Dividends are paid on settled shares of the fund as of 3:30 p.m. Eastern Time. If the fund closes early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 3:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day.
  The dividend declared on any day preceding a non-business day or days of the fund will include the net income accrued on such non- business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

CAPITAL GAINS DISTRIBUTIONS
The fund generally distributes net realized capital gains, if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                        TAX-FREE CASH RESERVE PORTFOLIO

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Resource Class. Certain information reflects financial results for a single fund share.
  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).
  The information for the fiscal year ended 2006 has been audited by PricewaterhouseCoopers, LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. PricewaterhouseCoopers, LLP was appointed by the Audit Committee of the Board of Trustees (the "Board") as the Fund's new independent registered public accounting firm in 2005. Such appointment was ratified and approved by the independent trustees of the Board. Information prior to fiscal year 2006 was audited by other public accountants.

                                                                         RESOURCE CLASS
                                                     -----------------------------------------------------
                                                                      YEAR ENDED MARCH 31,
                                                     -----------------------------------------------------
                                                          2006        2005      2004      2003      2002
                                                     --------       --------  --------  --------  --------
Net asset value, beginning of period                 $   1.00       $   1.00  $   1.00  $   1.00  $   1.00
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                                   0.02           0.01      0.01      0.01      0.02
-----------------------------------------------------------------------------------------------------------
Less distributions from net investment income           (0.02)         (0.01)    (0.01)    (0.01)    (0.02)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $   1.00       $   1.00  $   1.00  $   1.00  $   1.00
-----------------------------------------------------------------------------------------------------------
Total return/(a)/                                        2.37%          1.08%     0.68%     1.06%     2.00%
-----------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $341,384       $289,621  $299,205  $260,178  $137,307
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
 With fee waivers and/or expense reimbursements          0.38%/(b)/     0.38%     0.38%     0.38%     0.38%
-----------------------------------------------------------------------------------------------------------
 Without fee waivers and/or expense reimbursements       0.47%/(b)/     0.47%     0.47%     0.47%     0.48%
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets     2.33%/(b)/     1.08%     0.67%     1.04%     1.84%
-----------------------------------------------------------------------------------------------------------

/(a)/ Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
/(b)/ Ratios are based on average daily net assets of $356,810,925.

                        TAX-FREE CASH RESERVE PORTFOLIO

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of eight classes of shares that share a common investment objective and portfolio of investments, one of which, the Sweep Class, is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.

DISTRIBUTION AND SERVICE (12B-1) FEES
The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT
The minimum investments for fund accounts are as follows:

                                                     INITIAL    ADDITIONAL
CLASS                                              INVESTMENTS* INVESTMENTS
---------------------------------------------------------------------------
Resource Class                                       $10,000    no minimum
---------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES
You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the fund verify and record your identifying information.

PURCHASE OPTIONS
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

                               OPENING AN ACCOUNT                   ADDING TO AN ACCOUNT
------------------------------------------------------------------------------------------------------
Through a Financial            Contact your financial intermediary. Same
Intermediary
                               The financial intermediary
                               should forward your completed
                               account application to the
                               transfer agent, AIM
                               Investment Services,
                               Inc. P.O. Box 0843 Houston,
                               TX 77001-0843 The financial
                               intermediary should call the
                               transfer agent at (800)
                               659-1005 to receive an
                               account number. Then, the
                               intermediary should use the
                               following wire instructions:

                               The Bank of New
                               York ABA/Routing #:
                               021000018 DDA 8900279915

                               For Further Credit to the
                               fund and Your Account #

By Telephone                   Open your account as                 Call the transfer agent at
                               described above.                     (800) 659-1005 and wire
                                                                    payment for your purchase
                                                                    order in accordance with the
                                                                    wire instructions noted above.

By AIM LINK(R)                 Open your account as
                               described above.                     Complete an AIM LINK(R) Agreement.
                                                                    Mail the application and
                                                                    agreement to the transfer
                                                                    agent. Once your request for
                                                                    this option has been
                                                                    processed, you may place your
                                                                    order via AIM LINK.
------------------------------------------------------------------------------------------------------

                        TAX-FREE CASH RESERVE PORTFOLIO

--------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

REDEEMING SHARES

REDEMPTION FEES
We will not charge you any fees to redeem your shares. Your broker or financial intermediary may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
---------------------------------------------------------------------------------------------
Through a Financial Intermediary Contact your financial intermediary.

                                 Redemption proceeds will be transmitted electronically to
                                 your pre-authorized bank account. The transfer agent must
                                 receive your financial intermediary's instructions before
                                 3:30 p.m. Eastern Time in order to effect the redemption at that day's closing price.

By Telephone                     A person who has been authorized to make transactions in
                                 the account application may make redemptions by telephone.
                                 You must call the transfer agent before 3:30 p.m. Eastern
                                 Time in order to effect the redemption at that day's
                                 closing price.

By AIM LINK(R)                   Place your redemption request via AIM LINK. The transfer
                                 agent must receive your redemption request normally before
                                 12:30 p.m. Eastern Time in order to effect the redemption
                                 at that day's closing price. Orders for shares placed
                                 between 12:30 and 3:30 p.m. Eastern Time may only be
                                 transmitted by telephone.
---------------------------------------------------------------------------------------------

PAYMENT OF REDEMPTION PROCEEDS
All redemption orders are processed at the net asset value next determined after the transfer agent receives a redemption order.
  We will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 12:30 p.m. Eastern Time and 3:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.
  If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.
  If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and we are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK(R)
If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND
If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the fund is not able to verify your identity as required by law, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

                        TAX-FREE CASH RESERVE PORTFOLIO

--------------------------------------------------------------------------------

 The fund and its agents reserve the right at any time to:
..  reject or cancel any part of any purchase order;
.. modify any terms or conditions of purchase of shares of the fund; or .. withdraw all or any part of the offering made by this prospectus.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE
The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Time. The last net asset value determination on a business day will generally occur at 3:30 p.m. Eastern Time.
  If the fund closes early on a business day, as described below under "Pricing of Shares--Timing Orders", the last net asset value calculation will occur as of the time of such closing.
  The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS
The fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.
  A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.
  If the financial intermediary through which you place purchase and redemption orders, in turn, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.
  The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.
  The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.
  During the period between 12:30 p.m. Eastern Time and 3:30 p.m. Eastern Time, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders. On days that the fund closes early, the fund may, in its discretion, refuse to accept purchase orders and may not provide same day settlement of redemption orders for such purchases and redemption orders received by the transfer agent (i) if the fund closes after 12:30 p.m. Eastern Time, between 12:30 p.m. Eastern Time and the time the fund closes, and (ii) if the fund closes on or before 12:30 p.m. Eastern Time, during the thirty minute period prior to the last net asset value determination.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES
The Board of the fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of the fund's shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:

.. The fund is offered to investors as a cash management vehicle. Investors must perceive an investment in such fund as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

.. One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the fund will be detrimental to the continuing operations of the fund.

.. The fund's portfolio securities are valued on the basis of amortized cost, and the fund seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

.. Because the fund seeks to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in the fund. Imposition of redemption fees would run contrary to investor expectations.

  The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.

  The fund and its agents reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the fund determines that such purchase may disrupt the fund's operation or performance.

TAXES
You will not be required to include the "exempt-interest" portion of dividends paid by the fund in your gross income for federal income tax

                        TAX-FREE CASH RESERVE PORTFOLIO

--------------------------------------------------------------------------------

purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax return. Exempt-interest dividends from the fund may be subject to state and local income taxes, may give rise to a federal alternative minimum tax liability, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you. The fund intends to avoid investment in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. The fund will try to avoid investments that result in taxable dividends.
  To the extent that dividends paid by the fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the fund for the particular days in which you hold shares.
  From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal securities. If such a proposal were enacted, the ability of the fund to pay exempt-interest dividends might be adversely affected.

Obtaining Additional Information
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about this fund, another fund in The AIM Family of Funds(R) or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at, AIM Investment Services, Inc., P. O. Box 0843, Houston, TX 77001-0843, or

                 BY TELEPHONE:    (800) 659-1005

                 ON THE INTERNET: You can send us a request
                                  by e-mail or download
                                  prospectuses, SAI, annual or
                                  semiannual reports via our
                                  website:
                                  HTTP://WWW.AIMINVESTMENTS.COM

The fund's most recent portfolio holdings, as filed on Form N-Q, are also available at http://www.aiminvestments.com.

                              [LOGO]

AIMinvestments.com TFIT-PRO-4 Your goals. Our solutions.(R) AIM INVESTMENTS(R)

You also can review and obtain copies of the fund's SAI, financial reports, the fund's Form N-Q and other information at the SEC's Public Reference Room in Washington, D.C.; on the EDGAR database on the SEC's internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, D.C. 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

  Tax-Free Cash Reserve Portfolio, a series of Tax-Free Investments Trust SEC 1940 Act file number: 811-2731

                                                Tax-Free Cash Reserve Portfolio

                                                                     PROSPECTUS

                                                                  JULY 31, 2006

SWEEP CLASS

Tax-Free Cash Reserve Portfolio's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Sweep Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
..  is not FDIC insured;
..  may lose value; and
..  is not guaranteed by a bank.

                        TAX-FREE CASH RESERVE PORTFOLIO

TABLE OF CONTENTS
--------------------------------------------------------------------------------

RISK/RETURN SUMMARY                                                        1
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
PERFORMANCE INFORMATION                                                    2
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
Annual Total Returns                                                       2
Performance Table                                                          2
FEE TABLE AND EXPENSE EXAMPLE                                              3
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
Fee Table                                                                  3
Expense Example                                                            3
HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION                            4
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
INVESTMENT OBJECTIVE, STRATEGIES AND RISKS                                 4
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
Objective and Strategies                                                   4
Risks                                                                      5
DISCLOSURE OF PORTFOLIO HOLDINGS                                           6
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
FUND MANAGEMENT                                                            7
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
The Advisor                                                                7
Advisor Compensation                                                       7
OTHER INFORMATION                                                          8
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
Investments in the Fund                                                    8
Dividends and Distributions                                                8
FINANCIAL HIGHLIGHTS                                                       9
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
SHAREHOLDER INFORMATION                                                  A-1
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
Distribution and Service (12b-1) Fees                                    A-1
Purchasing Shares                                                        A-1
Redeeming Shares                                                         A-2
Pricing of Shares                                                        A-3
Frequent Purchases and Redemptions of Fund Shares                        A-3
Taxes                                                                    A-3
OBTAINING ADDITIONAL INFORMATION                                  Back Cover
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), and AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a registered service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                        TAX-FREE CASH RESERVE PORTFOLIO

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE......................      The fund's investment objective
                                                is to provide as high a level
                                                of tax-exempt income as is
                                                consistent with the
                                                preservation of capital and
                                                maintenance of liquidity.

PRIMARY INVESTMENT STRATEGIES.............      The fund invests only in
                                                high-quality U.S.
                                                dollar-denominated short term
                                                debt obligations, including:
                                                (i) municipal securities; and
                                                (ii) cash equivalents.

                                                The fund invests its assets so
                                                that at least 80% of its income
                                                will be exempt from federal
                                                income taxes.

                                                The fund invests in accordance
                                                with industry-standard
                                                requirements for money market
                                                funds for the quality, maturity
                                                and diversification of
                                                investments.

                                                In selecting securities for the
                                                fund's portfolio, the portfolio
                                                managers focus on safety,
                                                liquidity, and yield.

                                                Please see "Investment
                                                Objective, Strategies and
                                                Risks" for additional
                                                information regarding the
                                                fund's investment strategies.

PRINCIPAL RISKS...........................      Among the principal risks of
                                                investing in the fund, which
                                                could adversely affect its net
                                                asset value, yield and total
                                                return are:


 Market Risk                            Money Market Fund Risk

 Interest Rate Risk                     Credit Risk

 Municipal Securities Risk              Concentration Risk

 Foreign Credit Exposure Risk           Synthetic Municipal Securities Risk

 Management Risk

                                                Please see "Investment
                                                Objective, Strategies and
                                                Risks" for a description of
                                                these risks and other risks of
                                                investing in the fund.

                                                Although the fund seeks to
                                                preserve the value of your
                                                investment at $1.00 per share,
                                                it is possible to lose money by
                                                investing in the fund.
                                                Additionally, the fund's yield
                                                will vary as the short-term
                                                securities in its portfolio
                                                mature or are sold, and the
                                                proceeds are reinvested in
                                                securities with different
                                                interest rates. An investment
                                                in the fund is not a deposit in
                                                a bank and is not insured or
                                                guaranteed by the Federal
                                                Deposit Insurance Corporation
                                                or any other governmental
                                                agency.

                        TAX-FREE CASH RESERVE PORTFOLIO

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
The following bar chart shows changes in the performance of the fund's Institutional Class shares from year to year. Neither the Sweep Class shares nor the Institutional Class shares are subject to sales loads.

                                    [CHART]

12/31/96   12/31/97   12/31/98   12/31/99   12/31/00   12/31/01   12/31/02   12/31/03   12/31/04   12/31/05
--------   --------   --------   --------   --------   --------   --------   --------   --------   --------
 3.34%      3.55%      3.34%     3.14%       4.01%      2.65%      1.31%      0.88%      1.02%       2.22%


  The returns shown are those of the fund's Institutional Class shares, which are not offered in this prospectus. Sweep Class shares would have lower annual returns because, although the shares are invested in the same portfolio of securities, the Sweep Class has higher expenses. As of the date of this prospectus, the Sweep Class has not yet commenced operations.

  The Institutional Class shares' year-to-date total return as of June 30, 2006 was 1.54%.

  During the periods shown in the bar chart, Institutional Class' highest quarterly return was 1.05% (quarter ended December 31, 2000) and its lowest quarterly return was 0.18% (quarter ended September 30, 2003).

PERFORMANCE TABLE

The following performance table reflects the performance of the Institutional Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

 (for the periods ended December 31, 2005)                            INCEPTION
                                              1 YEAR 5 YEARS 10 YEARS   DATE
 ------------------------------------------------------------------------------

 Institutional Class                          2.22%   1.62%   2.54%   04/18/83
 ------------------------------------------------------------------------------

Once the Sweep Class has commenced operations, the current seven-day yield of Sweep Class may be obtained by calling (800) 659-1005.

                        TAX-FREE CASH RESERVE PORTFOLIO

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

                  (fees paid directly from              SWEEP
                  your investment)                      CLASS
                  -------------------------------------------

                  Maximum Sales Charge (Load)
                  Imposed on Purchases
                  (as a percentage of
                  offering price)
                                                        None

                  Maximum Deferred
                  Sales Charge (Load)
                  (as a percentage of original purchase
                  price or redemption
                  proceeds, whichever is less)
                                                        None

ANNUAL FUND OPERATING EXPENSES/1/
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

                       (expenses that are deducted SWEEP
                       from fund assets)           CLASS
                       ---------------------------------

                       Management Fees
                                                   0.21%

                       Distribution and/or Service
                       (12b-1) Fees
                                                   0.25

                       Other Expenses/2/
                                                   0.06

                       Total Annual Fund
                       Operating Expenses
                                                   0.52

                       Fee Waiver/3/
                                                   0.05

                       Net Annual Fund
                       Operating Expenses
                                                   0.47
                       ---------------------------------

/1/ There is no guarantee that actual expenses will be the same as those shown in the table.
/2/ Other Expenses are based on estimated amounts for the current fiscal year. /3/ The fund's advisor has contractually agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.22%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the limit stated above: (i) Rule 12b-1 fees; (ii) trustees' fees; (iii) federal registration fees; (iv) interest; (v) taxes; (vi) extraordinary items;
    (vii) expenses related to a merger or reorganization, as approved by the fund's board of trustees and (viii) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. These agreements are in effect through at least June 30, 2007.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. Your financial institution may charge you additional fees for participation in a sweep program. The fund consists of eight classes of shares that share a common investment objective and portfolio of investments. The Sweep Class of the fund is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of the fund, including information about Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Sweep Class of the fund with the cost of investing in other mutual funds.
  The expense example assumes you:
   (i) invest $10,000 in the fund for the time periods indicated;
  (ii) redeem all of your shares at the end of the periods indicated;
 (iii) earn a 5% return on your investment before operating expenses each year; and
  (iv) incur the same amount in operating expenses each year.

  The example includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                              1 YEAR 3 YEARS 5 YEARS 10 YEARS
                  -------------------------------------------

                  Sweep Class
                               $48
                                      $162
                                              $286
                                                       $648
                  -------------------------------------------

                        TAX-FREE CASH RESERVE PORTFOLIO

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------
The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

.. You invest $10,000 in the fund and hold it for the entire 10 year period;

.. Your investment has a 5% return before expenses each year; and

.. The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

  There is no assurance that the annual expense ratio will be the expense ratio for the fund classes for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

SWEEP CLASS               YEAR 1      YEAR 2    YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8
------------------------------------------------------------------------------------------------------------------------
Annual Expense Ratio/1/       0.47%       0.52%       0.52%       0.52%       0.52%       0.52%       0.52%       0.52%
Cumulative Return
Before Expenses               5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%
Cumulative Return
After Expenses                4.53%       9.21%      14.11%      19.22%      24.56%      30.14%      35.97%      42.06%
End of Year Balance     $10,453.00  $10,921.29  $11,410.57  $11,921.76  $12,455.86  $13,013.88  $13,596.90  $14,206.04
Estimated Annual
Expenses                $    48.06  $    55.57  $    58.06  $    60.66  $    63.38  $    66.22  $    69.19  $    72.29
------------------------------------------------------------------------------------------------------------------------

SWEEP CLASS             YEAR 9      YEAR 10
-----------------------------------------------
Annual Expense Ratio/1/       0.52%       0.52%
Cumulative Return
Before Expenses              55.13%      62.89%
Cumulative Return
After Expenses               48.42%      55.07%
End of Year Balance     $14,842.47  $15,507.42
Estimated Annual
Expenses                $    75.53  $    78.91
-----------------------------------------------

/1/ Your actual expenses may be higher or lower than those shown.

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
--------------------------------------------------------------------------------
OBJECTIVE AND STRATEGIES
The fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.
  The fund invests its assets so that at least 80% of the fund's income will be exempt from federal income taxes. The fund seeks to make investments in securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.
  The fund invests in accordance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.
  The fund invests only in high-quality U.S. dollar-denominated short term debt obligations, including: (i) municipal securities which may include tax-exempt commercial paper; and (ii) cash equivalents. These securities may have credit and liquidity enhancements provided by banks, insurance companies or other financial institutions.
  Municipal securities include debt obligations of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, authorities thereof, and multi-state agencies, issued to obtain funds for various public purposes. Synthetic municipal securities, which include variable rate instruments that are created when fixed rate bonds are coupled with a third party tender feature and variable tender fees, are treated as municipal securities. Other securities held by the fund may be structured with demand features which have the effect of shortening the security's maturity.
  The fund invests only in municipal securities that are: (1) rated in the highest rating category by two nationally recognized statistical rating organizations (NRSRO); (2) rated by only one NRSRO, if they are rated in the highest category by that NRSRO; and (3) unrated but deemed to be of comparable quality by the advisor.
  Some of the fund's investments, although U.S. dollar-denominated, may be subject to foreign credit exposure.
  The fund's investments in the types of securities described in this prospectus vary from time to time, and, at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
  In selecting securities for the fund's portfolio, the portfolio managers focus on safety, liquidity, and yield. The portfolio structure is driven to

                        TAX-FREE CASH RESERVE PORTFOLIO

--------------------------------------------------------------------------------

some extent by the supply and availability of municipal obligations. The portfolio managers manage liquidity with daily and weekly variable-rate demand notes.
  The portfolio managers consider selling a security: (i) if the issuer's credit quality declines, (ii) if a geographic region in which the issuers in which the fund invests are located undergoes a negative change, (iii) as a result of interest rate changes, or (iv) to enhance yield.
  The fund typically maintains a portion of its assets in cash. The fund holds cash to handle its daily cash needs, which include payment of fund expenses, redemption requests and securities transactions. The amount of cash held by the fund may increase if the fund takes a temporary defensive position. The fund may take a temporary defensive position when it receives unusually large redemption requests, or if there are inadequate investment opportunities due to adverse market, economic, political or other conditions. A larger amount of cash is likely to negatively affect the fund's investment results.

RISKS
The principal risks of investing in the fund are:

  Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the issuers, or in the case of industrial development revenue bonds, the company for whose benefit the bonds are being issued; general economic and market conditions; regional or global economic instability; and interest rate fluctuations.
  Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in other securities.
  Interest Rate Risk--The fund invests in debt securities, including notes and bonds. The values of debt securities and the income generated by debt securities may be affected by changing interest rates. Interest rate increases may cause the price of a debt security to decrease, and the longer a debt security's duration (a measure of its sensitivity to changes in interest rates), the more sensitive it is to this risk. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the fund's performance.
  Credit Risk--There is a possibility that the issuers of instruments in which the fund invests will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its securities and may decrease their value. Changes in the credit quality of financial institutions providing liquidity and credit enhancements could cause the fund to experience a loss and may effect its share price.
  Municipal Securities Risk--The value of, payment of interest and repayment of principal with respect to, and the ability of the fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.
  Concentration Risk--Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the fund. Moreover, sizeable investments in securities issued to finance similar projects could involve an increased risk to the fund if economic or other factors adversely effect the viability of these projects.
  Foreign Credit Exposure Risk--U.S. dollar denominated securities which carry foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect the repayment of principal or the payment of interest.
  Synthetic Municipal Securities Risk--The tax-exempt character of the interest paid on synthetic municipal securities is based on the tax-exempt income stream from the collateral. The Internal Revenue Service has not ruled on this issue and could deem income derived from synthetic municipal securities to be taxable.
  Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

                        TAX-FREE CASH RESERVE PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund makes available to institutions that maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, Qualified Persons) information regarding the fund's portfolio holdings as detailed below. The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for the fund is available at http://www.aiminvestments.com (Qualified Persons may obtain access to the website by calling the distributor toll free at 1-800-659-1005, option 2). To locate the fund's portfolio holdings information, access the fund's overview page, and links to the following fund information will be found in the upper right side of this website page:

                               APPROXIMATE DATE OF POSTING    INFORMATION REMAINS AVAILABLE
INFORMATION AVAILABLE          TO WEBSITE                     ON WEBSITE
--------------------------------------------------------------------------------------------
Weighted average maturity      Next business day              Until posting of the
information; thirty-day,                                      following business day's
seven-day and one-day yield                                   information
information; daily dividend
factor and total net assets

Complete portfolio holdings    1 day after month end          Until posting of the fiscal
as of month end and                                           quarter holdings for the
information derived from                                      months included in the fiscal
holdings                                                      quarter
--------------------------------------------------------------------------------------------

  A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information, which is available at http://www.aiminvestments.com.

                        TAX-FREE CASH RESERVE PORTFOLIO

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (the advisor or AIM) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.
  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.
  On October 8, 2004, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), AIM and A I M Distributors, Inc. (ADI) (the distributor of the retail AIM funds) reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) is being created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI agreed to create a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM funds and acceptable to the staff of the SEC.
  Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; (ii) that certain funds inadequately employed fair value pricing; (iii) that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and (iv) that the defendants improperly used the assets of the funds to pay brokers to aggressively promote the sale of the funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.
  Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, AIM, ADI and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.
  As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION
During the fiscal year ended March 31, 2006, the advisor received compensation of 0.16% of average daily net assets.
  The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/ or administrative support. These marketing support payments and administrative support payments are in addition to the payments by the fund described in this prospectus. Because they are not paid by the fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that the fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the fund to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services of the fund. Also, please see the fund's Statement of Additional Information for more information on these types of payments.
  A discussion regarding the basis for the Board of Trustees' approval of the investment advisory agreement of the fund is available in the fund's annual report to shareholders for the twelve-month period ended March 31, 2006.

                        TAX-FREE CASH RESERVE PORTFOLIO

OTHER INFORMATION
--------------------------------------------------------------------------------

INVESTMENTS IN THE FUND
The Sweep Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund, whose income is excluded from gross income for purposes of federal income taxes. An investment in the fund may relieve the institution of many of the investment and administrative burdens encountered when investing in municipal securities directly. These include: selection of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; selection and scheduling of maturities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping.

DIVIDENDS AND DISTRIBUTIONS
The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS
The fund generally declares dividends on each business day and pays any dividends monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of the fund as of 3:30 p.m. Eastern Time. If the fund closes early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 3:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day or day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the fund will include the net income accrued on such non-business days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

CAPITAL GAINS DISTRIBUTIONS
The fund generally distributes net realized capital gains, if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                        TAX-FREE CASH RESERVE PORTFOLIO

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Institutional Class. Certain information reflects financial results for a single fund share.
  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).
  The information for the fiscal year ended 2006 has been audited by PricewaterhouseCoopers, LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. PricewaterhouseCoopers, LLP was appointed by the Audit Committee of the Board of Trustees (the "Board") as the fund's new independent registered public accounting firm in 2005. Such appointment was ratified and approved by the independent trustees of the Board. Information prior to fiscal year 2006 was audited by other public accountants.
  As of the date of this prospectus, the Sweep Class has not yet commenced operations, and, therefore, financial information is not available.

                                                                           INSTITUTIONAL CLASS
                                                     ---------------------------------------------------------------
                                                                           YEAR ENDED MARCH 31,
                                                     ---------------------------------------------------------------
                                                           2006          2005        2004        2003        2002
                                                     ----------       ----------  ----------  ----------  ----------
Net asset value, beginning of period                 $     1.00       $     1.00  $     1.00  $     1.00  $     1.00
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                    0.03             0.01        0.01        0.01        0.02
---------------------------------------------------------------------------------------------------------------------
Less distributions from net investment income             (0.03)           (0.01)      (0.01)      (0.01)      (0.02)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $     1.00       $     1.00  $     1.00  $     1.00  $     1.00
---------------------------------------------------------------------------------------------------------------------
Total return/(a)/                                          2.53%            1.24%       0.84%       1.22%       2.17%
---------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $1,892,111       $2,117,055  $1,953,769  $1,321,224  $1,239,058
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
 With fee waivers and/or expense reimbursements            0.22%/(b)/       0.22%       0.22%       0.22%       0.22%
---------------------------------------------------------------------------------------------------------------------
 Without fee waivers and/or expense reimbursements         0.27%/(b)/       0.27%       0.27%       0.27%       0.28%
---------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets       2.49%/(b)/       1.24%       0.83%       1.20%       2.01%
---------------------------------------------------------------------------------------------------------------------

/(a)/ Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
/(b)/ Ratios are based on average daily net assets of $2,081,076,997.

                        TAX-FREE CASH RESERVE PORTFOLIO

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund consists of eight classes of shares that share a common investment objective and portfolio of investments, one of which, the Sweep Class, is not currently offered to the public. The eight classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.

DISTRIBUTION AND SERVICE (12B-1) FEES
The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT
The minimum investments for fund accounts are as follows:

                                    INITIAL    ADDITIONAL
                      CLASS       INVESTMENTS* INVESTMENTS
                      ------------------------------------
                      Sweep Class   $10,000    no minimum
                      ------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES
You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the fund verify and record your identifying information.

PURCHASE OPTIONS
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

                               OPENING AN ACCOUNT                                ADDING TO AN ACCOUNT
---------------------------------------------------------------------------------------------------------------
Through a Financial            Contact your financial                            Same
Intermediary                   intermediary.
                               The financial intermediary
                               should forward your completed
                               account application to the
                               transfer agent, AIM
                               Investment Services,
                               Inc. P.O. Box 0843 Houston,
                               TX 77001-0843 The financial
                               intermediary should call the
                               transfer agent at (800)
                               659-1005 to receive an
                               account number. Then, the
                               intermediary should use the
                               following wire instructions:

                               The Bank of New
                               York ABA/Routing #:
                               021000018 DDA 8900279915

                               For Further Credit to the fund and Your Account #

By Telephone                   Open your account as                              Call the transfer agent at
                               described above.                                  (800) 659-1005 and wire
                                                                                 payment for your purchase
                                                                                 order in accordance with the
                                                                                 wire instructions noted above.

By AIM LINK(R)                 Open your account as                              Complete an AIM LINK(R)
                               described above.                                  Agreement. Mail the
                                                                                 application and agreement to
                                                                                 the transfer agent. Once your
                                                                                 request for this option has
                                                                                 been processed, you may place
                                                                                 your order via AIM LINK.
---------------------------------------------------------------------------------------------------------------

                        TAX-FREE CASH RESERVE PORTFOLIO

--------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

REDEEMING SHARES

REDEMPTION FEES
We will not charge you any fees to redeem your shares. Your broker or financial intermediary may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
---------------------------------------------------------------------------------------------
Through a Financial Intermediary Contact your financial intermediary.

                                 Redemption proceeds will be transmitted electronically to
                                 your pre-authorized bank account. The transfer agent must
                                 receive your financial intermediary's instructions before
                                 3:30 p.m. Eastern Time in order to effect the redemption at that day's closing price.

By Telephone                     A person who has been authorized to make transactions in
                                 the account application may make redemptions by telephone.
                                 You must call the transfer agent before 3:30 p.m. Eastern
                                 Time in order to effect the redemption at that day's
                                 closing price.

By AIM LINK(R)                   Place your redemption request via AIM LINK. The transfer
                                 agent must receive your redemption request normally before
                                 12:30 p.m. Eastern Time in order to effect the redemption
                                 at that day's closing price. Orders for shares placed
                                 between 12:30 and 3:30 p.m. Eastern Time may only be
                                 transmitted by telephone.
---------------------------------------------------------------------------------------------

PAYMENT OF REDEMPTION PROCEEDS
All redemption orders are processed at the net asset value next determined after the transfer agent receives a redemption order.
  We will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 12:30 p.m. Eastern Time and 3:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.
  If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.
  If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and we are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK(R)
If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND
If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the fund is not able to verify your identity as required by law, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

                        TAX-FREE CASH RESERVE PORTFOLIO

--------------------------------------------------------------------------------

 The fund and its agents reserve the right at any time to:
..  reject or cancel any part of any purchase order;
.. modify any terms or conditions of purchase of shares of the fund; or .. withdraw all or any part of the offering made by this prospectus.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE
The price of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares every fifteen minutes throughout each business day beginning at 8:00 a.m. Eastern Time. The last net asset value determination on a business day will generally occur at 3:30 p.m. Eastern Time.
  If the fund closes early on a business day, as described below under "Pricing of Shares--Timing Orders", the last net asset value calculation will occur as of the time of such closing.
  The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS
The fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.
  A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.
  If the financial intermediary through which you place purchase and redemption orders, in turn, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.
  The fund may postpone the right of redemption under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.
  The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.
  During the period between 12:30 p.m. Eastern Time and 3:30 p.m. Eastern Time, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders. On days that the fund closes early, the fund may, in its discretion, refuse to accept purchase orders and may not provide same day settlement of redemption orders for such purchases and redemption orders received by the transfer agent (i) if the fund closes after 12:30 p.m. Eastern Time, between 12:30 p.m. Eastern Time and the time the fund closes, and (ii) if the fund closes on or before 12:30 p.m. Eastern Time, during the thirty minute period prior to the last net asset value determination.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES
The Board of the fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of the fund's shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:

.. The fund is offered to investors as a cash management vehicle. Investors must perceive an investment in such fund as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.

.. One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the fund will be detrimental to the continuing operations of the fund.

.. The fund's portfolio securities are valued on the basis of amortized cost, and the fund seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.

.. Because the fund seeks to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in the fund. Imposition of redemption fees would run contrary to investor expectations.

  The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that the fund must maintain additional cash and/or securities with short-term durations than may otherwise be required, the fund's yield could be negatively impacted.
  The fund and its agents reserve the right at any time to reject or cancel any part of any purchase order. This could occur if the fund determines that such purchase may disrupt the fund's operation of performance.

TAXES
You will not be required to include the "exempt-interest" portion of dividends paid by the fund in your gross income for federal income tax

                        TAX-FREE CASH RESERVE PORTFOLIO

--------------------------------------------------------------------------------

purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax return. Exempt-interest dividends from the fund may be subject to state and local income taxes, may give rise to a federal alternative minimum tax liability, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you. The fund intends to avoid investment in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. The fund will try to avoid investments that result in taxable dividends.
  To the extent that dividends paid by the fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the fund for the particular days in which you hold shares.
  From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal securities. If such a proposal were enacted, the ability of the fund to pay exempt-interest dividends might be adversely affected.

Obtaining Additional Information
--------------------------------------------------------------------------------


More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about this fund, another fund in The AIM Family of Funds(R) or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at, AIM Investment Services, Inc., P. O. Box 0843, Houston, TX 77001-0843, or

                 BY TELEPHONE:    (800) 659-1005

                 ON THE INTERNET: You can send us a request
                                  by e-mail or download
                                  prospectuses, SAI, annual or
                                  semiannual reports via our
                                  website:
                                  HTTP://WWW.AIMINVESTMENTS.COM

The fund's most recent portfolio holdings, as filed on Form N-Q, are also available at http://www.aiminvestments.com.

You also can review and obtain copies of the fund's SAI, financial reports, the fund's Form N-Q and other information at the SEC's Public Reference Room in Washington, D.C.; on the EDGAR database on the SEC's internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, D.C. 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

  Tax-Free Cash Reserve Portfolio, a series of Tax-Free Investments Trust SEC 1940 Act file number: 811-2731

                              [LOGO]

AIMinvestments.com TFIT-PRO-8 Your goals. Our solutions.(R) AIM INVESTMENTS(R)

                      STATEMENT OF ADDITIONAL INFORMATION

                          TAX-FREE INVESTMENTS TRUST
                               11 GREENWAY PLAZA
                                   SUITE 100
                            HOUSTON, TX 77046-1173
                                (800) 659-1005

                               -----------------

THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO EACH CLASS OF THE TAX-FREE CASH RESERVE PORTFOLIO OF TAX-FREE INVESTMENTS TRUST LISTED BELOW. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES FOR THE CLASSES OF THE TAX-FREE CASH RESERVE PORTFOLIO (THE "PORTFOLIO") LISTED BELOW. PORTIONS OF THE PORTFOLIO'S FINANCIAL STATEMENTS ARE INCORPORATED INTO THIS STATEMENT OF ADDITIONAL INFORMATION BY REFERENCE TO SUCH PORTFOLIO'S MOST RECENT ANNUAL REPORT TO SHAREHOLDERS. YOU MAY OBTAIN, WITHOUT CHARGE, A COPY OF ANY PROSPECTUS AND/OR ANNUAL REPORT FOR ANY CLASS OF THE TAX-FREE CASH RESERVE PORTFOLIO LISTED BELOW BY WRITING TO:

                         AIM INVESTMENT SERVICES, INC.
                                P. O. BOX 0843
                           HOUSTON, TEXAS 77001-0843
                         OR BY CALLING (800) 659-1005

                               -----------------

THIS STATEMENT OF ADDITIONAL INFORMATION, DATED JULY 31, 2006, RELATES TO THE FOLLOWING PROSPECTUSES:

                            PORTFOLIO                              DATED
                            ---------                          -------------
     TAX-FREE CASH RESERVE PORTFOLIO - CASH MANAGEMENT CLASS   JULY 31, 2006
        TAX-FREE CASH RESERVE PORTFOLIO - CORPORATE CLASS      JULY 31, 2006
      TAX-FREE CASH RESERVE PORTFOLIO - INSTITUTIONAL CLASS    JULY 31, 2006
   TAX-FREE CASH RESERVE PORTFOLIO - PERSONAL INVESTMENT CLASS JULY 31, 2006
   TAX-FREE CASH RESERVE PORTFOLIO - PRIVATE INVESTMENT CLASS  JULY 31, 2006
         TAX-FREE CASH RESERVE PORTFOLIO - RESERVE CLASS       JULY 31, 2006
        TAX-FREE CASH RESERVE PORTFOLIO - RESOURCE CLASS       JULY 31, 2006
          TAX-FREE CASH RESERVE PORTFOLIO - SWEEP CLASS        JULY 31, 2006

                          TAX-FREE INVESTMENTS TRUST
                      STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS

                                                                 PAGE
                                                                 ----
GENERAL INFORMATION ABOUT THE TRUST.............................   1
   Portfolio History............................................   1
   Shares of Beneficial Interest................................   1

DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENTS AND RISKS......   2
   Classification...............................................   2
   Investment Strategies and Risks..............................   2
   Diversification Requirements.................................   9
   Portfolio Policies...........................................  10
   Temporary Defensive Positions................................  12
   Policies and Procedures for Disclosure of Portfolio Holdings.  12

MANAGEMENT OF THE TRUST.........................................  14
   Board of Trustees............................................  14
   Management Information.......................................  15
       Trustee Ownership of Portfolio Shares....................  17
   Compensation.................................................  18
       Retirement Plan For Trustees.............................  18
       Deferred Compensation Agreements.........................  18
   Codes of Ethics..............................................  19
   Proxy Voting Policies........................................  19

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.............  19

INVESTMENT ADVISORY AND OTHER SERVICES..........................  19
   Investment Advisor...........................................  19
   Marketing Support and Administrative Support Payments........  21
   Service Agreements...........................................  21
   Other Service Providers......................................  21

BROKERAGE ALLOCATION AND OTHER PRACTICES........................  22
   Brokerage Transactions.......................................  22
   Commissions..................................................  23
   Broker Selection.............................................  23
   Regular Brokers..............................................  26
   Allocation of Portfolio Transactions.........................  26

PURCHASE, REDEMPTION AND PRICING OF SHARES......................  27
   Purchase and Redemption of Shares............................  27
   Offering Price...............................................  27
   Redemption in Kind...........................................  28
   Backup Withholding...........................................  28

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS........................  29
   Dividends and Distributions..................................  29
   Tax Matters..................................................  30

DISTRIBUTION OF SECURITIES......................................  34
   Distribution Plan............................................  34

   Distributor................................................................  36

BANKING REGULATIONS...........................................................  37

FINANCIAL STATEMENTS..........................................................  37

PENDING LITIGATION............................................................  37

APPENDICES:

RATINGS OF DEBT SECURITIES.................................................... A-1

PERSONS TO WHOM AIM PROVIDES NON-PUBLIC PORTFOLIO HOLDINGS ON AN ONGOING BASIS B-1

TRUSTEES AND OFFICERS......................................................... C-1

TRUSTEE COMPENSATION TABLE.................................................... D-1

PROXY VOTING POLICIES......................................................... E-1

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES........................... F-1

MANAGEMENT FEES............................................................... G-1

ADMINISTRATIVE SERVICES FEES.................................................. H-1

PURCHASES OF SECURITIES OF REGULAR BROKERS OR DEALERS......................... I-1

AMOUNTS PAID TO FUND MANAGEMENT COMPANY PURSUANT TO DISTRIBUTION PLAN......... J-1

ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLAN.................. K-1

PENDING LITIGATION............................................................ L-1

                      GENERAL INFORMATION ABOUT THE TRUST

PORTFOLIO HISTORY

   Tax-Free Investments Trust (the "Trust") is a Delaware statutory trust which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of one portfolio: Tax-Free Cash Reserve Portfolio (the "Portfolio"). Under the Amended and Restated Agreement and Declaration of Trust, dated September 14, 2005 (the "Trust Agreement"), the Board of Trustees of the Trust (the "Board") is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.

   The Trust was originally incorporated on January 24, 1977 as Tax-Free Investments Co. ("TFIC"), a Maryland corporation. The Trust was reorganized as a business trust under the laws of the Commonwealth of Massachusetts on August 30, 1985 and was reorganized as a Maryland corporation on May 1, 1992. The Trust was reorganized as a Delaware statutory trust on November 4, 2003. The Portfolio acquired all the assets and assumed all of the liabilities of Cash Reserve Portfolio, the sole series portfolio with the corresponding name of Tax-Free Investments Co. All historical, financial and other information contained in this Statement of Additional Information for periods prior to November 4, 2003 relating to the Portfolio (or a class thereof) is that of the predecessor portfolio (or the corresponding class thereof).

SHARES OF BENEFICIAL INTEREST

   Shares of beneficial interest of the Trust are redeemable at their net asset value at the option of the shareholder or at the option of the Trust in certain circumstances.

   The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the Portfolio. These assets constitute the underlying assets of the Portfolio, are segregated on the Portfolio's books of account, and are charged with the expenses of the Portfolio and its respective classes. The Portfolio allocates any general expenses of the Trust not readily identifiable as belonging to the Portfolio by or under the direction of the Board, primarily on the basis of relative net assets, or other relevant factors.

   Each share of the Portfolio represents an equal proportionate interest in the Portfolio with each other share and is entitled to such dividends and distributions out of the income belonging to the Portfolio as are declared by the Board. The Portfolio consists of eight separate classes of shares: Cash Management Class, Corporate Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class. Each such class represents interest in the same portfolio of investments. Differing expenses will result in differing dividends and distributions. If the Trust is ever liquidated, shareholders of each class are entitled to share pro rata in the assets belonging to the Portfolio allocable to such class which are available for distribution after satisfaction of outstanding liabilities of the Portfolio allocable to such class.

   All classes of shares of the Portfolio have identical voting, dividend, liquidation and other rights on the same terms and conditions except that each class of shares has different shareholder qualifications, bears differing class-specific expenses, and has exclusive voting rights on matters pertaining to that class' distribution plan, if any.

   Except as specifically noted above, shareholders of the Portfolio are entitled to one vote per share (with proportionate voting for fractional shares) irrespective of the relative net asset value of the shares of the Portfolio. On matters affecting an individual class of shares, a separate vote of shareholders of the class is required. Shareholders of a class are not entitled to vote on any matter which does not affect the class but that requires a separate vote of another class. An example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of the Portfolio are fully paid and nonassessable, have no preemptive, conversion or subscription rights, and are freely transferable. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of fewer than 50% of the shares voting for the election of trustees will not be able to elect any trustees.

   Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of the Portfolio for all losses and expenses of any shareholder of the Portfolio held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring direct financial loss due to shareholder liability is limited to circumstances in which the complaining party is not held to be bound by the disclaimer and the Portfolio is unable to meet its obligations.

   The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust's Bylaws generally provide for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. Indemnification does not extend to judgments or amounts paid in settlement in any actions by or in the right of the Trust. The Trust's Bylaws provide for the advancement of payments to current and former trustees, officers and employees or agents of the Trust, or anyone serving at their request, in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding, expenses for which such person would be entitled to indemnification; provided that any advancement of payments would be reimbursed unless it is ultimately determined that such person is not entitled to indemnification for such expenses.

   SHARE CERTIFICATES. Shareholders of the Portfolio do not have the right to demand or require the Trust to issue share certificates and share certificates are not issued.

          DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENTS AND RISKS

CLASSIFICATION

   The Trust is an open-end management investment company. The Portfolio is "diversified" for purposes of the 1940 Act.

INVESTMENT STRATEGIES AND RISKS

   Set forth below are detailed descriptions of the various types of securities and investment techniques that the Portfolio's advisor, A I M Advisors, Inc. ("AIM") may use in managing the Portfolio, as well as the risks associated with those types of securities and investment techniques. The descriptions of the types of securities and investment techniques below supplement the discussion of principal investment strategies and risks contained in the Portfolio's Prospectuses; where a particular type of security or investment technique is not discussed in the Portfolio's Prospectuses, that security or investment technique is not a principal investment strategy.

   The Portfolio may not invest in all of these types of securities or use all of these techniques at any one time. The Portfolio's transactions in a particular type of security or use of a particular technique is subject to limitations imposed by the Portfolio's investment objective, policies and restrictions described in the Portfolio's Prospectuses and/or this Statement of Additional Information, as well as the federal securities laws. In addition to those described below, AIM may invest in other types of securities and may use other investment techniques in managing the Portfolio, subject to limitations imposed by the Portfolio's investment objective, policies and restrictions described in the Portfolio's Prospectuses and/or this Statement of Additional Information, as well as the federal securities laws.

   The Portfolio's investment objective, policies, strategies and practices described below are non-fundamental unless otherwise indicated.

Debt Investments

   RULE 2a-7 REQUIREMENTS. Money market instruments in which the Portfolio will invest will be "Eligible Securities" as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. An Eligible Security is generally a rated security with a remaining maturity of 397 calendar days or less that has been rated by the Requisite NRSROs (as defined below) in one of the two highest short-term rating categories, or a security issued by an issuer that has received a rating by the Requisite NRSROs in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). Eligible Securities may also include unrated securities determined by AIM (under the supervision of and pursuant to guidelines established by the Board) to be of comparable quality to such rated securities. If an unrated security is subject to a guarantee, to be an Eligible Security, the guarantee generally must have received a rating from a NRSRO in one of the two highest short-term rating categories or be issued by a guarantor that has received a rating from a NRSRO in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). The term "Requisite NRSRO" means (a) any two nationally recognized statistical rating organizations ("NRSROs") that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time the Portfolio acquires the security, that NRSRO.

   The Portfolio will limit investments in money market obligations to those which are denominated in U.S. dollars and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act, as such rule may be amended from time to time. Briefly, "First Tier" securities are securities that are rated in the highest rating category for short-term debt obligations by two NRSROs, or, if only rated by one NRSRO, are rated in the highest rating category by the NRSRO, or if unrated, are determined by AIM (under the supervision of and pursuant to guidelines established by the Board) to be of comparable quality to a rated security that meets the foregoing quality standards, as well as securities issued by a registered investment company that is a money market fund and U.S. Government securities.

   Maturities. The Portfolio will attempt to maintain a constant net asset value per share of $1.00 and, to this end, values its assets by the amortized cost method and rounds the per share net asset value of its shares in compliance with applicable rules and regulations. Accordingly, the Portfolio invests only in securities having remaining maturities of 397 days or less and maintains a dollar weighted average portfolio maturity of 90 days or less. The maturity of a security held by the Portfolio is determined in compliance with applicable rules and regulations. Certain securities bearing interest at rates that are adjusted prior to the stated maturity of the instrument or that are subject to redemption or repurchase agreements are deemed to have maturities shorter than their stated maturities.

   MUNICIPAL SECURITIES. The Portfolio may invest in municipal securities. "Municipal Securities" include debt obligations of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, authorities thereof, and multi-state agencies, issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works.

   Other public purposes for which Municipal Securities may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. The principal and interest payments for industrial development bonds or pollution control bonds are often the sole responsibility of the industrial user and therefore may not be backed by the taxing power of the issuing municipally. The interest paid on such bonds may be exempt from federal income tax, although current federal tax laws place substantial limitations on the purposes and size of such issues. Such obligations are considered to be Municipal Securities provided that the interest paid thereon, in the opinion of bond counsel, qualifies as exempt from federal income tax. However, interest on Municipal Securities may give rise to a federal alternative minimum tax liability and may have other collateral federal income tax consequences. See "Dividends, Distributions and Tax Matters--Tax Matters."

   The two major classifications of Municipal Securities are bonds and notes. Bonds may be further categorized as "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities and in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. Notes are short-term instruments which usually mature in less than two years. Most notes are general obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. There are, of course, variations in the risks associated with Municipal Securities, both within a particular classification and between classifications. The Portfolio's assets may consist of any combination of general obligation bonds, revenue bonds, industrial revenue bonds and notes. The percentage of such Municipal Securities in the Portfolio will vary from time to time.

   Municipal Securities also include the following securities:

   . Bond Anticipation Notes usually are general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds.

   . Tax Anticipation Notes are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer.

   . Revenue Anticipation Notes are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer.

   . Tax-Exempt Commercial Paper (Municipal Paper) is similar to taxable commercial paper, except that tax-exempt commercial paper is issued by states, municipalities and their agencies.

   The Portfolio limits its investment in certain types of Municipal Securities as follows: (i) less than 25% of its total assets will be invested in securities of issuers who are located in the same state; (ii) less than 25% of its total assets will be invested in industrial development bonds; and
(iii) less than 25% of its total assets will be invested in securities the interest on which is paid from revenues of similar type projects (similar project securities). However, industrial development bonds and similar project securities will not be counted towards the applicable 25% limit if they are subject to a guarantee, including a letter of credit, financial guaranty insurance, or are refunded securities (meaning that payments of principal and interest on such securities are paid by U.S. government securities that have been irrevocably placed in an escrow account and are pledged only to such payments).

   Subsequent to its purchase by the Portfolio, an issue of Municipal Securities may cease to be rated by Moody's Investors Service, Inc. ("Moody's") or Standard and Poor's Ratings Services ("S&P"), or another NRSRO, or the rating of such a security may be reduced below the minimum rating required for purchase by the Portfolio. Neither event would require the Portfolio to dispose of the security, but AIM will consider such events to be relevant in determining whether the Portfolio should continue to hold the security. To the extent that the ratings applied by Moody's, S&P or another NRSRO to Municipal Securities may change as a result of changes in these rating systems, the Portfolio will attempt to use comparable ratings as standards for its investments in Municipal Securities in accordance with the investment policies described herein.

   There is a risk that some or all of the interest received by the Portfolio from Municipal Securities might become taxable as a result of tax law changes or determinations of the Internal Revenue Service.

   The yields on Municipal Securities are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions of the Municipal Securities market, size of a particular offering, and maturity and rating of the obligation. Generally, the yield realized by the Portfolio's shareholders will be the yield realized by the Portfolio on its investments, reduced by the general expenses of the Portfolio and those expenses attributable to such class. The market values of the Municipal Securities held by the Portfolio will be affected by changes in the yields available on similar securities. If yields increase following the purchase of a Municipal Security the market value of such Municipal Security, will generally decrease. Conversely, if yields decrease, the market value of a Municipal Security will generally increase.

   SYNTHETIC MUNICIPAL INSTRUMENTS. The Portfolio may invest in synthetic municipal instruments the value of and return on which are derived from underlying securities. AIM believes that certain synthetic municipal instruments provide opportunities for mutual funds to invest in high credit quality securities providing attractive returns, even in market conditions where the supply of short-term tax-exempt instruments may be limited. Synthetic municipal instruments comprise a large percentage of tax-exempt securities eligible for purchase by tax-exempt money market funds. The types of synthetic municipal instruments in which the Portfolio may invest include tender option bonds and variable rate trust certificates. Both types of instruments involve the deposit into a trust or custodial account of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), and the sale of certificates evidencing interests in the trust or custodial account to investors such as the Portfolio. The trustee or custodian receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders short-term floating or variable interest rates that are reset periodically. A "tender option bond" provides a certificate holder with the conditional right to sell its certificate to a liquidity provider at specified intervals and receive the par value of the certificate plus accrued interest (a demand feature). A "variable rate trust certificate" evidences an interest in a trust entitling the certificate holder to receive variable rate interest based on prevailing short-term interest rates and also typically providing the certificate holder with the conditional demand feature the right to tender its certificate at par value plus accrued interest.

   All synthetic municipal instruments must meet the minimum quality standards required for the Portfolio's investments and must present minimal credit risks. In selecting synthetic municipal instruments for the Portfolio, AIM considers the creditworthiness of the issuer of the Underlying Bond, a liquidity provider and the party providing certificate holders with a conditional right to sell their certificates at stated times and prices (a demand feature). Typically, a certificate holder cannot exercise the demand feature upon the occurrence of certain conditions, such as where the issuer of the Underlying Bond defaults on interest payments. Moreover, because synthetic municipal instruments involve a trust or custodial account and a third party conditional demand feature, they involve complexities and potential risks that may not be present where a municipal security is owned directly.

   The tax-exempt character of the interest paid to certificate holders is based on the assumption that the holders have an ownership interest in the Underlying Bonds; however, the Internal Revenue Service has not issued a ruling addressing this issue. In the event the Internal Revenue Service issues an adverse ruling or successfully litigates this issue, it is possible that the interest paid to the Portfolio on certain synthetic municipal instruments would be deemed to be taxable. The Portfolio relies on opinions of special tax counsel on this ownership question delivered to the advisor and opinions of bond counsel regarding the tax-exempt character of interest paid on the Underlying Bonds.

   MUNICIPAL LEASE OBLIGATIONS. Municipal lease obligations, a type of Municipal Security, may take the form of a lease, an installment purchase or a conditional sales contract. Municipal lease obligations are issued by state and local governments and authorities to acquire land, equipment and facilities such as state and municipal vehicles, telecommunications and computer equipment, and other capital assets. Interest payments on qualifying municipal leases are exempt from federal income taxes. The Portfolio may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases are generally subject to greater risks than general obligation or revenue bonds. State laws set forth requirements that states or municipalities must meet in order to issue municipal obligations, and such obligations may contain a covenant by the issuer to budget for, appropriate, and make payments due under the obligation. However, certain municipal lease obligations may contain "non-appropriation" clauses which provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. Accordingly, such obligations are subject to "non-appropriation" risk. While municipal leases are secured by the underlying capital asset, it may be difficult to dispose of such assets in the event of non-appropriation or other default. All direct investments by the Portfolio in municipal lease obligations shall be deemed illiquid and shall be valued according to the Portfolio's Procedures for Valuing Securities current at the time of such valuation.

   INVESTMENT GRADE DEBT OBLIGATIONS. The Portfolio may invest in taxable short-term investments ("Taxable Investments") consisting of obligations of the U.S. Government, its agencies or instrumentalities, banks and corporations, short-term fixed income securities; commercial paper rated within the highest rating category by a recognized rating agency; and certificates of deposit of domestic banks. The Portfolio may invest in Taxable Investments, for example, due to market conditions or pending the investment of proceeds from the sale of its shares or proceeds from the sale of portfolio securities or in anticipation of redemptions. Although interest earned from Taxable Investments will be taxable to shareholders as ordinary income, the Portfolio generally intends to minimize taxable income through investment, when possible, in short-term tax-exempt securities, which may include shares of other investment companies whose dividends are tax-exempt. See also "Dividends, Distributions and Tax Matters."

   LIQUID ASSETS. In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Portfolio may temporarily hold all or a portion of its assets in cash.

   Descriptions of debt securities ratings are found in Appendix A.

Other Investments

   VARIABLE OR FLOATING RATE INSTRUMENTS. The Portfolio may invest in Eligible Securities which have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. Variable or floating interest rates generally reduce changes in the market price of securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate securities than for fixed rate obligations. Many Municipal Securities with variable or floating interest rates purchased by the Portfolio are subject to payment of principal and accrued interest (usually within seven days) on the Portfolio's demand. The terms of such demand instruments require payment of principal and accrued interest by the issuer, a guarantor, and/or a liquidity provider. All variable or floating rate instruments will meet the applicable quality standards of the Portfolio. AIM will monitor the pricing, quality and liquidity of the variable or floating rate Municipal Securities held by the Portfolio.

Investment Techniques

   DELAYED DELIVERY TRANSACTIONS. Delayed delivery transactions, also referred to as forward commitments, involve commitments by the Portfolio to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. The Portfolio may purchase securities on a delayed delivery basis to the extent it can anticipate having available cash on settlement date. Delayed delivery agreements will not be used as a speculative or leveraging technique.

   Investment in securities on a delayed delivery basis may increase the Portfolio's exposure to market fluctuation and may increase the possibility that the Portfolio will incur short-term gains subject to federal taxation or short-term losses if the Portfolio must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, the Portfolio will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments (as described below) will be made by the Portfolio if, as a result, more than 25% of the Portfolio's total assets would become so committed.

   The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of the Portfolio and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of the Portfolio until settlement. Absent extraordinary circumstances, the Portfolio will not sell or otherwise transfer the delayed delivery securities prior to settlement.

   WHEN-ISSUED SECURITIES. The Portfolio may purchase when-issued securities. Purchasing securities on a "when-issued" basis means that the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued. The payment obligation and, if applicable, the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. The Portfolio will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Portfolio may sell these securities before the settlement date if it is deemed advisable.

   Securities purchased on a when-issued basis and the securities held in the Portfolio's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if the Portfolio is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Portfolio's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Portfolio to meet its obligations under when-issued commitments, the Portfolio will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Portfolio's payment obligation).

   Investment in securities on a when-issued basis may increase the Portfolio's exposure to market fluctuation and may increase the possibility that the Portfolio will incur short-term gains subject to federal taxation or short-term losses if the Portfolio must engage in portfolio transactions in order to honor a when-issued commitment. If the Portfolio purchases a when-issued security, the Portfolio will segregate liquid assets in an amount equal to the when-issued commitment. Such segregated liquid assts will be marked to market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the Portfolio's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by the Portfolio if, as a result, more than 25% of the Portfolio's total assets would become so committed.

   MARGIN TRANSACTIONS AND SHORT SALES. The Portfolio does not intend to engage in margin transactions or short sales of securities. The Portfolio will not sell securities short or purchase any securities on margin, except that it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities.

   INTERFUND LOANS. The Portfolio may lend uninvested cash up to 15% of its net assets to other funds advised by AIM (the "AIM Funds") and the Portfolio may borrow from other AIM Funds to the extent permitted under the Portfolio's investment restrictions. During temporary or emergency periods, the percentage of the Portfolio's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If the Portfolio has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of the Portfolio's total assets, the Portfolio will secure all of its loans from other AIM Funds. The ability of the Portfolio to lend its securities to other AIM Funds is subject to certain other terms and conditions.

   BORROWING. The Portfolio may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or Portfolio performance, or for any other reason, the Portfolio may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling portfolio securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, the Portfolio's borrowing ability would help to mitigate any such effects and could make the forced sale of its portfolio securities less likely.

   ILLIQUID SECURITIES. The Portfolio may invest up to 10% of its net assets in securities that are illiquid. Illiquid securities are securities that may not be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A under the 1933 Act, and thus may or may not constitute illiquid securities.

   Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent the Portfolio from disposing of them promptly at reasonable prices. The Portfolio may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

   RULE 144A SECURITIES. The Portfolio may invest in Rule 144A securities. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This rule permits certain qualified institutional buyers, such as the Portfolio, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Board, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Portfolio's restriction on investment in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes; (ii) number of dealers and potential purchasers; (iii) dealer undertakings to make a market; and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). AIM will also monitor the liquidity of Rule 144A securities and, if as a result of changed conditions, AIM determines that a Rule 144A security is no longer liquid, AIM will review the Portfolio's holdings of illiquid securities to determine what, if any, action is required to assure that the Portfolio complies with its restriction on investment in illiquid securities. Investing in Rule 144A securities could increase the amount of the Portfolio's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

   SALE OF MONEY MARKET SECURITIES. The Portfolio does not seek profits through short-term trading and will generally hold portfolio securities to maturity. However, AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure. AIM may also dispose of any portfolio security prior to maturity to meet redemption requests, and as a result of a revised credit evaluation of the issuer or other circumstances or considerations. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.

Additional Securities or Investment Techniques

   INVESTMENTS IN ENTITIES WITH RELATIONSHIPS WITH THE PORTFOLIO/ADVISOR. The Portfolio may invest in securities issued, sponsored or guaranteed by the following types of entities or their affiliates: (i) entities that sell shares of the AIM Funds; (ii) entities that rate or rank the AIM Funds;
(iii) exchanges on which the AIM Funds buy or sell securities; and
(iv) entities that provide services to the AIM Funds (e.g., custodian banks). The Portfolio will decide whether to invest in or sell securities issued by these entities based on the merits of the specific investment opportunity.

DIVERSIFICATION REQUIREMENTS

   As a money market fund, the Portfolio is subject to the issuer diversification requirements of Rule 2a-7 under the 1940 Act. For purposes of these issuer diversification requirements with respect to issuers of Municipal Securities, each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which a state is a member is a separate "issuer." When the assets and revenues of an agency, authority, instrumentality, or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an industrial development bond or private activity bond, if such bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer.

   Rule 2a-7 sets forth two different diversification requirements: one applicable to the issuer of Municipal Securities (provided that such securities are not subject to a demand feature or a guarantee), and one applicable to Municipal Securities with demand features or guarantees.

   The issuer diversification requirement provides that the Portfolio may not invest in the securities of any issuer if, as a result, more than 5% of its total assets would be invested in securities issued by such issuer. If the securities are subject to a demand feature or guarantee, however, they are not subject to this requirement. Moreover, for purposes of this requirement, the issuer of a security is not always the nominal issuer. Instead, in certain circumstances, the underlying obligor of a security is deemed to be the issuer of the security. Such circumstances arise for example when another political subdivision agrees to be ultimately responsible for payments of principal and interest on a security or when the assets and revenues of a nongovernmental user of the facility financed with the Municipal Securities secures repayment of such securities.

   The diversification requirement applicable to Municipal Securities subject to a demand feature or guarantee provides that, with respect to 75% of its total assets, the Portfolio may not invest more than 10% of its total assets in securities issued by or subject to demand features or guarantees from the same entity. A demand feature permits the Portfolio to sell a Municipal Security at approximately its amortized cost value plus accrued interest at specified intervals upon no more than 30 days' notice. A guarantee includes a letter of credit, bond insurance and an unconditional demand feature (provided the demand feature is not provided by the issuer of the security).

PORTFOLIO POLICIES

   FUNDAMENTAL RESTRICTIONS. The investment restrictions set forth below have been adopted by the Portfolio and, unless identified as non-fundamental policies, may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Portfolio. As provided in the 1940 Act, a vote of a majority of the outstanding voting securities of the Portfolio means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Portfolio or (2) 67% or more of the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except with respect to borrowing, changes in values of the Portfolio's assets will not cause a violation of the following investment restrictions as long as percentage restrictions are observed by the Portfolio at the time it purchases any security.

   (1) The Portfolio is a "diversified company" as defined in the 1940 Act. The Portfolio will not purchase the securities of any issuer if, as a result, the Portfolio would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Portfolio may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Portfolio may purchase securities of other investment companies to be extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

   (2) The Portfolio may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

   (3) The Portfolio may not underwrite the securities of other issuers. This restriction does not prevent the Portfolio from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Portfolio may be considered to be an underwriter under the 1933 Act.

   (4) The Portfolio will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Portfolio's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments; or (iii) bank instruments. In complying with this restriction, the Portfolio will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

   (5) The Portfolio may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interest therein, or investing in securities that are secured by real estate or interests therein.

   (6) The Portfolio may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from engaging in transactions involving future contracts and options thereon or investing in securities that are secured by physical commodities.

   (7) The Portfolio may not make personal loans or loans of its assets to persons who control or are under common control with the Portfolio, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the portfolio from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

   (8) The Portfolio may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Portfolio.

   (9) The Portfolio will limit its purchases of municipal securities to "First Tier" securities, as such term is defined from time to time in Rule 2a-7 under the 1940 Act.

   (10) The Portfolio's assets will be invested so that at least 80% of the Portfolio's income will be exempt from federal income taxes.

   The investment restrictions set forth above provide the Portfolio with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though the Portfolio has this flexibility, the Board has adopted non-fundamental restrictions for the Portfolio relating to certain of these restrictions which AIM must follow in managing the Portfolio. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board.

   NON-FUNDAMENTAL RESTRICTIONS. The following non-fundamental investment restrictions apply to the Portfolio. They may be changed for the Portfolio without approval of the Portfolio's voting securities.

   (1) In complying with the fundamental restriction regarding issuer diversification, the Portfolio will not, with respect to 100% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, except as permitted by Rule 2a-7 under the 1940 Act, or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer. The Portfolio may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other AIM Funds, subject to the terms and conditions of any exemptive orders issued by the SEC.

   (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Portfolio may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Portfolio may borrow from banks, broker-dealers or an AIM Fund. The Portfolio may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Portfolio may not purchase additional securities when any borrowings from banks exceed 5% of the Portfolio's total assets or when any borrowings from an AIM Fund are outstanding.

   (3) In complying with the fundamental restriction regarding industry concentration, the Portfolio may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

   (4) In complying with the fundamental restriction with regard to making loans, the Portfolio may lend up to 33 1/3% of its total assets and may lend money to an AIM Fund, on such terms and conditions as the SEC may require in an exemptive order.

   (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end portfolio, the Portfolio may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Portfolio.

   (6) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Portfolio currently may not invest in any security (including futures contracts and options thereon) that is secured by physical commodities.

   (7) The Portfolio may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

TEMPORARY DEFENSIVE POSITIONS

   In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Portfolio may temporarily hold all or a portion of its assets in cash.

POLICIES AND PROCEDURES FOR DISCLOSURE OF PORTFOLIO HOLDINGS

   The Board has adopted policies and procedures with respect to the disclosure of the Portfolio's portfolio holdings (the "Holdings Disclosure Policy"). AIM and the Board may amend the Holdings Disclosure Policy at any time without prior notice. Details of the Holdings Disclosure Policy and a description of the basis on which employees of AIM and its affiliates may release information about portfolio securities are provided below.

   PUBLIC RELEASE OF PORTFOLIO HOLDINGS. The Portfolio makes available to institutions that maintain accounts with the Portfolio, beneficial owners of the Portfolio's shares and prospective investors (collectively, "Qualified Persons") information regarding or derived from the Portfolio's portfolio holdings. The Portfolio discloses the following portfolio holdings information on http://www.aiminvestments.com/1/:

                                             APPROXIMATE DATE OF POSTING          INFORMATION REMAINS AVAILABLE
INFORMATION AVAILABLE                                TO WEBSITE                            ON WEBSITE
---------------------                    ----------------------------------- ---------------------------------------
Weighted average maturity information;   Next business day                   Until posting of the following business
thirty-day, seven-day and one-day yield                                      day's information
information; daily dividend factor and
total net assets

Complete portfolio holdings as of        1 day after month-end               Until posting of the fiscal quarter
month-end and information derived from                                       holdings for the months included in the
holdings                                                                     fiscal quarter

Complete portfolio holdings as of fiscal 60-70 days after fiscal quarter-end For one year quarter-end

   Qualified Persons may obtain access to the website, as well as the information noted above, by calling the distributor toll free at 1-800-659-1005, option 2. The Portfolio's distributor's vice president/sale and administration manager are authorized to determine whether any entity or individual is a Qualified Person or is acting on behalf of a Qualified Person, and to disclose portfolio information to such Qualified Person. If a beneficial owner who is not a record owner requests portfolio information, such information will be sent to the record owner for distribution to the beneficial owner. Existing shareholders can also obtain portfolio information (other than portfolio holdings) by calling the transfer agent toll free at 1-800-659-1005, option 1. Generally, employees of AIM and its affiliates may not disclose such portfolio holdings until one day after they have been posted on http://www.aiminvestments.com.

--------
/1/ To locate the Portfolio's portfolio holdings information, on http://www.aiminvestments.com, click on the Products and Performance tab, then click on the Cash Management link, and log on to the Cash Management site. Once logged on, click on the Product Overview Quick Link on the lower left-hand side and select the Portfolio. Links to the Portfolio's holdings are located in the upper right side of this website page.

   SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS PURSUANT TO NON-DISCLOSURE AGREEMENT. Employees of AIM and its affiliates may disclose non-public full portfolio holdings on a selective basis only if the Internal Compliance Controls Committee (the "ICCC") of A I M Management Group Inc. ("AIM Management") approves the parties to whom disclosure of non-public full portfolio holdings will be made. The ICCC must determine that the proposed selective disclosure will be made for legitimate business purposes of the applicable Fund and address any perceived conflicts of interest between shareholders of such Fund and AIM or its affiliates as part of granting its approval.

   The Board exercises continuing oversight of the disclosure of portfolio holdings by (1) overseeing the implementation and enforcement of the Holdings Disclosure Policy and the AIM Funds Code of Ethics by the Chief Compliance Officer (or his designee) of AIM and the AIM Funds and (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Disclosure Policy. Pursuant to the Holdings Disclosure Policy, the Board reviews the types of situations in which AIM provides selective disclosure and approves situations involving perceived conflicts of interest between shareholders of the Portfolio and AIM or its affiliates brought to the Board's attention by AIM.

   AIM discloses non-public full portfolio holdings information to the following persons in connection with the day-to-day operations and management of the AIM Funds:

  .   Attorneys and accountants;
  .   Securities lending agents;
  .   Lenders to the AIM Funds;
  .   Rating and rankings agencies;
  .   Persons assisting in the voting of proxies;
  .   The AIM Funds' custodians;
  .   The AIM Funds' transfer agent(s) (in the event of a redemption in kind);
  . Pricing services, market makers, or other persons who provide systems or software support in connection with AIM Funds' operations (to determine the price of securities held by an AIM Fund);
  .   Financial printers;
  . Brokers identified by an AIM Fund's portfolio management team who provide execution and research services to the team; and
  . Analysts hired to perform research and analysis to the AIM Funds' portfolio management team.

   In many cases, AIM will disclose current portfolio holdings on a daily basis to these persons. In these situations, AIM has entered into non-disclosure agreements which provide that the recipient of the portfolio holdings will maintain the confidentiality of such portfolio holdings and will not trade on such information ("Non-disclosure Agreements"). Please refer to Appendix B for a list of examples of persons to whom AIM provides non-public portfolio holdings on an ongoing basis.

   AIM will also disclose non-public portfolio holdings information if such disclosure is required by applicable laws, rules or regulations, or by regulatory authorities having jurisdiction over AIM and its affiliates or the Portfolio.

   The Holdings Disclosure Policy provides that AIM will not request, receive or accept any compensation (including compensation in the form of the maintenance of assets in the Portfolio or other mutual fund or account managed by AIM or one of its affiliates) for the selective disclosure of portfolio holdings information.

   DISCLOSURE OF CERTAIN PORTFOLIO HOLDINGS AND RELATED INFORMATION WITHOUT NON-DISCLOSURE AGREEMENT. AIM and its affiliates that provide services to the Portfolio and each of their employees may receive or have access to portfolio holdings as part of the day to day operations of the Portfolio.

   From time to time, employees of AIM and its affiliates may express their views orally or in writing on one or more of the Portfolio's portfolio securities or may state that the Portfolio has recently purchased or sold, or continues to own, one or more securities. The securities subject to these views and statements may be ones that were purchased or sold since the Portfolio's most recent month-end and therefore may not be reflected on the list of the Portfolio's most recent month-end portfolio holdings disclosed on the website. Such views and statements may be made to various persons, including members of the press, brokers and other financial intermediaries that sell shares of the Portfolio, shareholders in the Portfolio, persons considering investing in the Portfolio or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers, and other entities for which AIM or its affiliates provides or may provide investment advisory services. The nature and content of the views and statements provided to each of these persons may differ.

   From time to time, employees of AIM and its affiliates also may provide oral or written information ("portfolio commentary") about the Portfolio, including, but not limited to, how the Portfolio's investments are divided among various sectors, industries, and countries, investment styles and capitalization sizes, and among stocks, bonds currencies and cash, security types, bond maturities, and bond coupons and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Portfolio performance. AIM may also provide oral or written information ("statistical information") about various financial characteristics of the Portfolio or its underlying portfolio securities including, but not limited to, alpha, beta, R-squared, coefficient of determination, duration, maturity, information ratio, sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth default rate, portfolio turnover, and risk and style characteristics. This portfolio commentary and statistical information about the Portfolio may be based on the Portfolio's most recent quarter-end portfolio as of the most recent quarter-end or the end of some other interim period, such as month-end. The portfolio commentary and statistical information may be provided to various persons, including those described in the preceding paragraph. The nature and content of the information provided to each of these persons may differ.

   DISCLOSURE OF PORTFOLIO HOLDINGS BY TRADERS. Additionally, employees of AIM and its affiliates may disclose one or more of the portfolio securities of a Portfolio when purchasing and selling securities through broker-dealers, requesting bids on securities, obtaining price quotations on securities, or in connection with litigation involving the AIM Funds' portfolio securities. AIM does not enter into formal Non-disclosure Agreements in connection with these situations; however, the AIM Funds would not continue to conduct business with a person who AIM believed was misusing the disclosed information.

   DISCLOSURE OF PORTFOLIO HOLDINGS OF OTHER AIM-MANAGED PRODUCTS. AIM and its affiliates manage products sponsored by companies other than AIM, including investment companies, offshore funds, and separate accounts. In many cases, these other products are managed in a similar fashion to certain AIM Funds and thus have similar portfolio holdings. The sponsors of these other products managed by AIM and its affiliates may disclose the portfolio holdings of their products at different times than AIM discloses portfolio holdings for the AIM Funds.

                            MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

   The business and affairs of the Trust are managed by or under the direction of the Board. The Board approves all significant agreements between the Trust, on behalf of the Portfolio, and persons or companies furnishing services to the Portfolio. The day-to-day operations of the Portfolio are delegated to the officers of the Trust and to AIM, subject always to the objective(s), restrictions and policies of the Portfolio and to general oversight by the Board.

   Certain trustees and officers of the Trust are affiliated with AIM and AIM Management, the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.

MANAGEMENT INFORMATION

   The trustees and officers of the Trust, their principal occupations during at least the last five years and certain other information concerning them is set forth in Appendix C.

   The standing committees of the Board are the Audit Committee, the Compliance Committee, the Governance Committee, the Investments Committee, the Valuation Committee and the Special Market Timing Litigation Committee (the "Committees").

   The current members of the Audit Committee are James T. Bunch, Dr. Prema Mathai-Davis, Lewis F. Pennock, Dr. Larry Soll, Raymond Stickel, Jr. (Chair) and Ruth H. Quigley (Vice Chair). The Audit Committee's primary purposes are to: (i) assist the Board in oversight of the independent registered public accountant's qualifications, independence and performance; (ii) appoint independent registered public accountants for the Portfolio; (iii) pre-approve all permissible non-audit services that are provided to the Portfolio by its independent registered public accountants to the extent required by
Section 10A(h) and (i) of the Exchange Act; (iv) pre-approve, in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X, certain non-audit services provided by the Portfolio's independent registered public accountants to the Portfolio's investment adviser and certain other affiliated entities; (v) oversee the financial reporting process for the Portfolio; (vi) prepare an audit committee report for inclusion in any proxy statement issued by the Portfolio, to the extent required by Regulation 14A under the Exchange Act, (vii) assist the Board's oversight of the performance of the Portfolio's internal audit function to the extent an internal audit function exists; (viii) assist the Board's oversight of the integrity of the Portfolio's financial statements; and
(ix) assist the Board's oversight of the Portfolio's compliance with legal and regulatory requirements. During the fiscal year ended March 31, 2006, the Audit Committee held eight meetings.

   The members of the Compliance Committee are Frank S. Bayley, Bruce L. Crockett (Chair), Albert R. Dowden (Vice Chair) and Mr. Stickel. The Compliance Committee is responsible for: (i) recommending to the Board and the independent trustees the appointment, compensation and removal of the Portfolio's Chief Compliance Officer; (ii) recommending to the independent trustees the appointment, compensation and removal of the Portfolio's Senior Officer appointed pursuant to the terms of the Assurances of Discontinuance entered into by the New York Attorney General, AIM and INVESCO Funds Group, Inc. ("IFG"); (iii) recommending to the independent trustees the appointment and removal of AIM's independent Compliance Consultant (the "Compliance Consultant") and reviewing the report prepared by the Compliance Consultant upon its compliance review of AIM (the "Report") and any objections made by AIM with respect to the Report; (iv) reviewing any report prepared by a third party who is not an interested person of AIM, upon the conclusion by such third party of a compliance review of AIM; (v) reviewing all reports on compliance matters from the Portfolio's Chief Compliance Officer, (vi) reviewing all recommendations made by the Senior Officer regarding AIM's compliance procedures, (vii) reviewing all reports from the Senior Officer of any violations of state and federal securities laws, the Colorado Consumer Protection Act, or breaches of AIM's fiduciary duties to Portfolio shareholders and of AIM's Code of Ethics; (viii) overseeing all of the compliance policies and procedures of the Portfolio and its service providers adopted pursuant to Rule 38a-1 of the 1940 Act; (ix) from time to time, reviewing certain matters related to redemption fee waivers and recommending to the Board whether or not to approve such matters; (x) receiving and reviewing quarterly reports on the activities of AIM's Internal Compliance Controls Committee; (xi) reviewing all reports made by AIM's Chief Compliance Officer; (xii) reviewing and recommending to the independent trustees whether to approve procedures to investigate matters brought to the attention of AIM's ombudsman; (xiii) risk management oversight with respect to the Portfolio and, in connection therewith, receiving and overseeing risk management reports from AMVESCAP PLC that are applicable to the Portfolio or its service providers; and (xiv) overseeing potential conflicts of interest that are reported to the Compliance Committee by the AIM, the Chief Compliance Officer, the Senior Officer and/or the Compliance Consultant. During the fiscal year ended March 31, 2006, the Compliance Committee held seven meetings.

   The members of the Governance Committee are Bob R. Baker, Jack M. Fields (Vice Chair) and Messrs. Bayley, Crockett and Dowden (Chair). The Governance Committee is responsible for: (i) nominating persons who will qualify as independent trustees for (a) election as trustees in connection with meetings of shareholders of the Portfolio that are called to vote on the election of trustees, (b) appointment by the Board as trustees in connection with filling vacancies that arise in between meetings of shareholders; (ii) reviewing the size of the Board, and recommending to the Board whether the size of the Board shall be increased or decreased; (iii) nominating the Chair of the Board;
(iv) monitoring the composition of the Board and each committee of the Board, and monitoring the qualifications of all trustees; (v) recommending persons to serve as members of each committee of the Board (other than the Compliance Committee), as well as persons who shall serve as the chair and vice chair of each such committee; (vi) reviewing and recommending the amount of compensation payable to the independent trustees; (vii) overseeing the selection of independent legal counsel to the independent trustees; (viii) reviewing and approving the compensation paid to independent legal counsel to the independent trustees; (ix) reviewing and approving the compensation paid to counsel and other advisers, if any, to the Committees of the Board; and (x) reviewing as they deem appropriate administrative and/or logistical matters pertaining to the operations of the Board.

   The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and (ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. During the fiscal year ended March 31, 2006, the Governance Committee held eight meetings.

   Notice procedures set forth in the Trust's bylaws require that any shareholder of the Portfolio desiring to nominate a trustee for election at a shareholder meeting must submit to the Trust's Secretary the nomination in writing not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120th day prior to the shareholder meeting.

   The members of the Investments Committee are Carl Frischling, Robert H. Graham, Mark H. Williamson, Messrs. Baker (Vice Chair), Bayley (Chair), Bunch, Crockett, Dowden, Fields, Pennock, Soll, Stickel, and Dr. Mathai-Davis (Vice Chair) and Miss Quigley (Vice Chair). The Investments Committee's primary purposes are to: (i) assist the Board in its oversight of the investment management services provided by AIM as well as any sub-advisers; and
(ii) review all proposed and existing advisory sub-advisory and distribution arrangements for the Portfolio, and to recommend what action the Board and the independent trustees take regarding the approval of all such proposed arrangements and the continuance of all such existing arrangements. During the fiscal year ended March 31, 2006, the Investments Committee held seven meetings.

   The Investments Committee has established three Sub-Committees, one of which relates to the Portfolio (the "Portfolio's Sub-Committee"). The Portfolio's Sub-Committee is responsible for: (i) reviewing the performance, fees and expenses of the Portfolio, unless the Investments Committee takes such action directly; (ii) reviewing with the Portfolio's portfolio managers from time to time the investment objective(s), policies, strategies and limitations of the Portfolio; (iii) evaluating the investment advisory, sub-advisory and distribution arrangements in effect or proposed for the Portfolio, unless the Investments Committee takes such action directly; (iv) being familiar with the registration statements and periodic shareholder reports applicable to the Portfolio; and (v) such other investment-related matters as the Investments Committee may delegate to the Portfolio's Sub-Committee from time to time.

   The members of the Valuation Committee are Messrs. Bunch, Pennock (Vice Chair), Soll and Williamson, and Miss Quigley (Chair). The Valuation Committee is responsible for: (i) developing a sufficient knowledge of the valuation process and of AIM's Procedures for Valuing Securities (Pricing Procedures) (the "Pricing Procedures") in order to carry out their responsibilities;
(ii) periodically reviewing information provided by AIM or other advisers regarding industry developments in connection with valuation and pricing, and making recommendations to the Board with respect to the Pricing Procedures based upon such review; (iii) reviewing the reports described in the Pricing Procedures and other information from AIM regarding fair value determinations made pursuant to the Pricing Procedures by AIM's internal valuation committee, and reporting to and making recommendations to the Board in connection with such reports; (iv) receiving the reports of AIM's internal valuation committee requesting approval of any changes to pricing vendors or pricing methodologies as required by the Pricing Procedures, receiving the annual report of AIM evaluating the pricing vendors, and approving changes to pricing vendors and pricing methodologies as provided in the Pricing Procedures and recommending the pricing vendors for approval by the Board annually; (v) upon request of AIM, assisting AIM's internal valuation committee and/or the Board in resolving particular fair valuation issues; (vi) receiving any reports of concerns by AIM's internal valuation committee regarding actual or potential conflicts of interest by investment personnel or others that could color their input or recommendations regarding pricing issues, and receiving information from AIM disclosing differences between valuation and pricing procedures used for the Portfolio, mutual funds and private funds, if any, advised by AIM for which AIM Fund Administration has exclusive account responsibility, and the reasons for such differences and (vii) in each of the foregoing areas, making regular reports to the Board. During the fiscal year ended March 31, 2006, the Valuation Committee held five meetings.

   The members of the Special Market Timing Litigation Committee are Messrs. Bayley, Bunch (Chair), Crockett and Dowden (Vice Chair). The Special Market Timing Litigation Committee is responsible: (i) for receiving reports from time to time from management, counsel for management, counsel for the AIM Funds and special counsel for the independent trustees as applicable, related to (a) the civil lawsuits, including purported class action and shareholder derivative suits, that have been filed against the AIM Funds concerning alleged excessive short term trading in shares of the AIM Funds ("market timing") and (b) the civil enforcement actions and investigations related to market timing activity in the AIM Funds that were settled with certain regulators, including without limitation the SEC, the New York Attorney General and the Colorado Attorney General, and for recommending to the independent trustees what actions, if any, should be taken by the AIM Funds in light of all such reports; (ii) for overseeing the investigation(s) on behalf of the independent trustees by special counsel for the independent trustees and the independent trustees' financial expert of market timing activity in the AIM Funds, and for recommending to the independent trustees what actions, if any, should be taken by the AIM Funds in light of the results of such investigation(s); (iii) for
(a) reviewing the methodology developed by AIM's Independent Distribution Consultant (the "Distribution Consultant") for the monies ordered to be paid under the settlement order with the SEC, and making recommendations to the independent trustees as to the acceptability of such methodology and
(b) recommending to the independent trustees whether to consent to any firm with which the Distribution Consultant is affiliated entering into any employment, consultant, attorney-client, auditing or other professional relationship with AIM, or any of its present or former affiliates, directors, officers, employees or agents acting in their capacity as such for the period of the Distribution Consultant's engagement and for a period of two years after the engagement; and (iv) for taking reasonable steps to ensure that any AIM Funds which the Special Market Timing Litigation Committee determines were harmed by improper market timing activity receives what the Special Market Timing Litigation Committee deems to be full restitution. During the fiscal year ended March 31, 2006 the Special Market Timing Litigation Committee held two meetings.

Trustee Ownership of Portfolio Shares

   The dollar range of equity securities beneficially owned by each trustee
(i) in the Portfolio and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex, is set forth in Appendix C.

COMPENSATION

   Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a trustee, which consists of an annual retainer component and a meeting fee component. The Chair of the Board and Chairs and Vice Chairs of certain committees receive additional compensation for their services.

   Information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2005 is set forth in Appendix D.

Retirement Plan For Trustees

   The trustees have adopted a retirement plan for the trustees of the Trust who are not affiliated with AIM.

   The trustees have also adopted a retirement policy that permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee becomes 72. A majority of the trustees may extend from time to time the retirement date of a trustee.

   Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. Effective January 1, 2006, for retirements after December 31, 2005, the annual retirement benefits will equal 75% of the trustee's annual retainer paid to or accrued by any Covered Fund with respect to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The amount of the annual retirement benefit does not include additional compensation paid for Board meeting fees or compensation paid to the Chair of the Board and the Chairs and Vice Chairs of certain Board committees, whether such amounts are paid directly to the trustee or deferred. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lesser of (i) sixteen years or (ii) the number of such trustee's credited years of service. If a trustee dies prior to receiving the full amount of retirement benefits, the remaining payments will be made to the deceased trustee's designated beneficiary for the same length of time that the trustee would have received the payment based on his or her service. A trustee must have attained the age of 65 (60 in the event of death or disability) to receive any retirement benefit. A trustee may make an irrevocable election to commence payment of retirement benefits upon retirement from the Board before age 72, in such a case, the annual retirement benefit is subject to a reduction for early payment.

Deferred Compensation Agreements

   Messrs. Crockett, Edward K. Dunn (a former trustee), Fields and Frischling, Louis S. Sklar (a former trustee) and Drs. Mathai-Davis and Soll (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account and deemed to be invested in one or more AIM Funds selected by the Deferring Trustees. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. If a Deferring Trustee dies prior to the distribution of amounts in his or here deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation

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Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.

CODES OF ETHICS

   AIM, the Trust and Fund Management Company ("FMC") have adopted a Code of Ethics which applies to all AIM Fund trustees and officers and employees of AIM and its subsidiaries and governs among other things, personal trading activities of such persons. The Code of Ethics is intended to address conflicts of interest with the Trust that may arise from personal trading, including personal trading in most of the funds within the AIM Family of Funds(R). Personal trading, including personal trading involving securities that may be purchased or held by a fund within the AIM Family of Funds(R), is permitted under the Code subject to certain restrictions; however, employees are required to pre-clear security transactions with the Compliance Officer or a designee and to report transactions on a regular basis.

PROXY VOTING POLICIES

   The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Portfolio to AIM. AIM will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed and approved by the Board, and which are found in Appendix E.

   Any material changes to the proxy policies and procedures will be submitted to the Board for approval. The Board will be supplied with a summary quarterly report of the Portfolio's proxy voting record.

   Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12 months ended June 30, 2006 is available, without charge, at our website, http://www.aiminvestments.com. This information is also available at the SEC website, http://www.sec.gov.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

   Information about the ownership of each class of the Portfolio's shares by beneficial or record owners of the Portfolio and by trustees and officers as a group is found in Appendix F. A shareholder who owns beneficially 25% or more of the outstanding shares of the Portfolio is presumed to "control" the Portfolio.

                    INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR

   Organized in 1976, AIM serves as the investment advisor to the Portfolio. Along with its subsidiaries, AIM manages or advises over 200 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect, wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent global investment management group. Certain of the directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.

   As investment advisor, AIM supervises all aspects of the Portfolio's operations and provides investment advisory services to the Portfolio. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Portfolio.

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

   AIM is also responsible for furnishing to the Portfolio, at AIM's expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Portfolio, in the judgment of the trustees, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of the Portfolio's accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.

   The Master Investment Advisory Agreement (the "Advisory Agreement") provides that the Portfolio will pay or cause to be paid all expenses of the Portfolio not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to director and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of the Portfolio in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Portfolio's shareholders.

   AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.

   Pursuant to the Advisory Agreement with the Trust, AIM receives a monthly fee from the Portfolio calculated at the following annual rates, based on the average daily net assets of the Portfolio during the year:

      PORTFOLIO NAME                         NET ASSETS        ANNUAL RATE
      --------------                  ------------------------ -----------
      Tax-Free Cash Reserve Portfolio    First $500 million       0.25%
                                      Amount over $500 million    0.20%

   AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between AIM and the Portfolio.

   AIM has voluntarily agreed to waive a portion of advisory fees payable by the Portfolio. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of the Portfolio's investment of uninvested cash in an Affiliated Money Market Fund. Termination of this agreement requires approval by the Board. See "Description of the Portfolio and Its Investments and Risks - Investment Strategies and Risks - Other Investments - Other Investment Companies."

   AIM has contractually agreed through March 31, 2007, to waive advisory fees and/or reimburse expenses to limit total annual fund operating expenses (excluding (i) Rule 12b-1 fees, if any; (ii) trustees' fees; (iii) federal registration fees; (iv) interests; (v) taxes; (vi) extraordinary items (these are expenses that are not anticipated to arise from the Portfolio's day-to-day operations), or items designed as such by the Portfolio's Board; (vii) expenses related to a merger or reorganization, as approved by the Portfolio's board of trustees; and (viii) expenses that the Portfolio has incurred but did not actually pay because of an expense offset arrangement) to 0.22%. Such contractual fee waivers or reductions are set forth in the Fee Table to the Portfolio's Prospectus and may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between AIM and the Portfolio.

   The management fees payable by the Portfolio, the amounts waived by AIM and the net fees paid by the Portfolio for the last three fiscal years ended
March 31 are found in Appendix G.

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MARKETING SUPPORT AND ADMINISTRATIVE SUPPORT PAYMENTS

   AIM, FMC, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries that sell shares of the Portfolio or provide promotional and/or sales support on behalf of AIM and FMC with respect to the Portfolio ("marketing support payments"). Financial intermediaries receiving marketing support payments may agree to provide a variety of services and activities that benefit AIM and its affiliates, such as including the Portfolio on a preferred or select sales list or in other sales programs, providing access to the financial intermediaries' registered representatives, providing assistance in training and education of personnel, providing marketing support, and other services. To the extent that financial intermediaries who receive marketing support payments sell more shares of the Portfolio or cause their customers to retain their investment in the Portfolio, AIM benefits from advisory fees it is paid with respect to those assets. In addition, AIM, FMC, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries that provide administrative services to their customers ("administrative support payments"). These administrative support payments may be made for recordkeeping, sub-accounting, sub-transfer agency, shareholder processing and similar services.

   Marketing support payments and administrative support payments, which may be different for different financial intermediaries, may be based on such factors as the average daily net assets of the Portfolio attributable to a financial intermediary over a particular period or a fixed dollar amount. These payments are in addition to any Rule 12b-1 fees and other fees paid by the Portfolio. AIM, FMC and their affiliates determine these payments in their discretion in response to requests from financial intermediaries, based on factors they deem relevant. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of the Portfolio to its customers. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of Portfolio shares or the provision of services to the Portfolio.

   Financial intermediaries negotiate the support payments to be paid on an individual basis. Where services are provided, the costs of providing the services and the overall package of services provided may vary from one financial intermediary to another. Neither AIM, FMC nor any of their affiliates makes an independent assessment of the cost of providing such services.

SERVICE AGREEMENTS

   ADMINISTRATIVE SERVICES AGREEMENT. AIM and the Trust have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to the Portfolio which are not required to be performed by AIM under the advisory agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Board, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Portfolio reimbursement of its costs or such reasonable compensation as may be approved by the Board. Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to portfolio accounting services.

   Administrative services fees paid to AIM by the Portfolio for the last three fiscal years ended March 31 are found in Appendix H.

OTHER SERVICE PROVIDERS

   TRANSFER AGENT. AIM Investment Services, Inc. ("AIS"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a wholly owned subsidiary of AIM, is the Trust's transfer agent.

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

   The Transfer Agency and Service Agreement (the "TA Agreement") between the Trust and AIS provides that AIS will perform certain services related to the servicing of shareholders of the Portfolio. Other such services may be performed by third party intermediaries, as described below. For servicing accounts holding shares of the Portfolio, the TA Agreement provides that the Trust, on behalf of the Portfolio, will pay AIS an asset-based fee. AIS may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

   SUB-ACCOUNTING. The Trust and FMC have arranged for AIS or the Portfolio to offer sub-accounting services to shareholders of the Portfolio and to maintain information with respect to the underlying beneficial ownership of the shares of each class of the Portfolio. Investors who purchase shares of the Portfolio for the account of others can make arrangements through the Trust or FMC for these sub-accounting services. In addition, shareholders utilizing AIM Link(R) may receive sub-accounting services.

   CUSTODIAN. The Bank of New York (the "Custodian"), 2 Hanson Place, Brooklyn, New York 11217-1431, is custodian of all securities and cash of the Portfolio. JPMorgan Chase Bank, N.A., 712 Main, Houston, Texas 77002, serves as sub-custodian for purchases of shares of the Portfolio.

   Under its contract with the Trust, the Custodian maintains the portfolio securities of the Portfolio, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the Portfolio and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.

   INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. The Portfolio's independent registered public accounting firm is responsible for auditing the financial statements of the Portfolio. The Audit Committee of the Board has appointed PricewaterhouseCoopers LLP, as the independent registered public accounting firm to audit the financial statements of the Portfolio. Such appointment was ratified and approved by the Board.

   COUNSEL TO THE TRUST. Legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103.

                   BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS

   AIM makes decisions to buy and sell securities for the Portfolio, selects broker-dealers (each, a "Broker"), effects the Portfolio's investment portfolio transactions, and where applicable, negotiates spreads on transactions. AIM's primary consideration in effecting a security transaction is to obtain best execution, which AIM defines as prompt and efficient execution of the transaction at the best obtainable price with payment of commissions, mark-ups or mark-downs which are reasonable in relation to the value of the brokerage services provided by the Broker.

   Some of the securities in which the Portfolio invests are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected on a principal basis at net prices without commissions, but which include compensation to the Broker in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions to the Broker, including electronic communication networks. Purchases of underwritten issues include a commission or concession paid by the issuer (not the Portfolio) to the underwriter. Purchases of money market instruments may be made directly from issuers without the payment of commissions.

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

   Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.

   The Portfolio does not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity, however AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if AIM believes such disposition and reinvestment of proceeds will enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if AIM believes such disposition is believed to be advisable due to other circumstances or conditions. The amortized cost method of valuing portfolio securities requires that the Portfolio maintains an average weighted portfolio maturity of ninety days or less. Thus, there is likely to be relatively high portfolio turnover, but because brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the net income or expenses of the Portfolio.

COMMISSIONS

   There were no brokerage commissions, paid by the Portfolio for the last three fiscal years ended March 31, to any Brokers affiliated with the Portfolio, AIM, FMC, or any affiliates of such entities.

   The Portfolio may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the AIM Funds from the SEC are met. In addition, the Portfolio may purchase or sell a security from or to certain other AIM Funds or accounts (and may invest in Affiliated Money Market Funds) provided the Portfolio follows procedures adopted by the Boards of Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

BROKER SELECTION

   AIM's primary consideration in selecting Brokers to execute portfolio transactions for the Portfolio is to obtain best execution. In selecting a Broker to execute a portfolio transaction in equity securities for the Portfolio, AIM considers the full range and quality of a Broker's services, including the value of research and/or brokerage services provided, execution capability, commission rate, willingness to commit capital, anonymity and responsiveness. AIM's primary consideration when selecting a Broker to execute a portfolio transaction in fixed income securities for the Portfolio is the Broker's ability to deliver or sell the relevant fixed income securities; however, AIM will also consider the various factors listed above. In each case, the determinative factor is not the lowest commission or spread available but whether the transaction represents the best qualitative execution for the Portfolio. AIM will not select Brokers based upon their promotion or sale of Portfolio shares.

   In choosing Brokers to execute portfolio transactions for the Portfolio, AIM may select Brokers that provide brokerage and/or research services ("Soft Dollar Products") to the Portfolio and/or the other accounts over which AIM and its affiliates have investment discretion.

   Section 28(e) of the Securities Exchange Act of 1934, as amended provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided...viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion." The services provided by the Broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, the Portfolio may pay a Broker higher commissions than those available from another Broker in recognition of such Broker's provision of Soft Dollar Products to AIM.

   AIM faces a potential conflict of interest when it uses client trades to obtain Soft Dollar Products. This conflict exists because AIM is able to use the Soft Dollar Products to manage client accounts without paying cash for the Soft Dollar Products, which reduces AIM's expenses to the extent that AIM would have purchased such products had they not been provided by Brokers.
Section 28(e) permits AIM to use Soft Dollar Products for the benefit of any account it manages. Certain AIM-managed accounts may generate soft dollars used to purchase Soft Dollar Products that ultimately benefit other AIM-managed accounts, effectively cross subsidizing the other AIM-managed accounts that benefit directly from the product. AIM may not use all of the Soft Dollar Products provided by Brokers through which a Portfolio effects securities transactions in connection with managing such Portfolio.

   AIM and certain of its affiliates presently engage in the following instances of cross-subsidization:

       1. Fixed income funds normally do not generate soft dollar commissions to pay for Soft Dollar Products. Therefore, soft dollar commissions used to pay for Soft Dollar Products which are used to manage the fixed income AIM Funds are generated entirely by equity AIM Funds and other equity client accounts managed by AIM or A I M Capital, Inc. ("AIM Capital"), a subsidiary of AIM. In other words, the fixed income AIM Funds are cross-subsidized by the equity AIM Funds, in that the fixed income AIM Funds received the benefit of Soft Dollar Products services for which they do not pay.

       2. The investment models used to manage many of the AIM Funds are also used to manage other accounts of AIM and/or AIM Capital. The Soft Dollar Products obtained through the use of soft dollar commissions generated by the transactions of the AIM Funds and/or other accounts managed by AIM and/or AIM Capital are used to maintain the investment models relied upon by both of these advisory affiliates.

          This type of cross-subsidization occurs in both directions. For example, soft dollar commissions generated by transactions of the AIM Funds and/or other accounts managed by AIM are used for Soft Dollar Products which may benefit those AIM Funds and/or accounts as well as accounts managed by AIM Capital. Additionally, soft dollar commissions generated by transactions of accounts managed by AIM Capital are used for Soft Dollar Products which may benefit those accounts as well as accounts managed by AIM. In certain circumstances, AIM Capital accounts may indicate that their transactions should not be used to generate soft dollar commissions but may still receive the benefits of Soft Dollar products received by AIM or AIM Capital.

       3. Some of the common investment models used to manage various Funds and other accounts of AIM and/or AIM Capital are also used to manage accounts of AIM Private Asset Management, Inc. ("APAM"), another AIM subsidiary. The Soft Dollar Products obtained through the use of soft dollar commissions generated by the transactions of the Funds and/or other accounts managed by AIM and/or AIM Capital are used to maintain the investment models relied upon by AIM, AIM Capital and APAM. This cross-subsidization occurs in only one direction. Most of APAM's accounts do not generate soft dollar commissions which can be used to purchase Soft Dollar Products. The soft dollar commissions generated by transactions of the AIM Funds and/or other accounts managed by AIM and/or AIM Capital are used for Soft Dollar Products which may benefit the accounts managed by AIM, AIM Capital and APAM; however, APAM does not provide any soft dollar research benefit to the Funds and/or other accounts managed by AIM or AIM Capital.

   AIM and AIM Capital attempt to reduce or eliminate the potential conflicts of interest concerning the use of Soft Dollar Products by directing client trades for Soft Dollar Products only if AIM and AIM Capital conclude that the Broker supplying the product is capable of providing best execution.

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

   Certain Soft Dollar Products may be available directly from a vendor on a hard dollar basis; other Soft Dollar Products are available only through Brokers in exchange for soft dollars. AIM uses soft dollars to purchase two types of Soft Dollar Products.

        .   proprietary research created by the Broker executing the trade, and
        .   other products created by third parties that are supplied to AIM through the Broker executing the trade.

   Proprietary research consists primarily of traditional research reports, recommendations and similar materials produced by the in house research staffs of broker-dealer firms. This research includes evaluations and recommendations of specific companies or industry groups, as well as analyses of general economic and market conditions and trends, market data, contacts and other related information and assistance. AIM periodically rates the quality of proprietary research produced by various Brokers. Based on the evaluation of the quality of information that AIM receives from each Broker, AIM develops an estimate of each Broker's share of AIM clients' commission dollars. AIM attempts to direct trades to the firms to meet these estimates.

   AIM also uses soft dollars to acquire products from third parties that are supplied to AIM through Brokers executing the trades or other Brokers who "step in" to a transaction and receive a portion of the brokerage commission for the trade. AIM may from time to time instruct the executing Broker to allocate or "step out" a portion of a transaction to another Broker. The Broker to which AIM has "stepped out" would then settle and complete the designated portion of the transaction, and the executing Broker would settle and complete the remaining portion of the transaction that has not been "stepped out." Each Broker may receive a commission or brokerage fee with respect to that portion of the transaction that it settles and completes.

   Soft Dollar Products received from brokers supplement AIM's own research (and the research of certain of its affiliates), and may include the following types of products and services:

     . Database Services - comprehensive databases containing current and/or historical information on companies and industries and indices. Examples include historical securities prices, earnings estimates and financial data. These services may include software tools that allow the user to search the database or to prepare value-added analyses related to the investment process (such as forecasts and models used in the portfolio management process).

     . Quotation/Trading/News Systems - products that provide real time market data information, such as pricing of individual securities and information on current trading, as well as a variety of news services.

     . Economic Data/Forecasting Tools - various macro economic forecasting tools, such as economic data or currency and political forecasts for various countries or regions.

     . Quantitative/Technical Analysis - software tools that assist in quantitative and technical analysis of investment data.

     . Fundamental/Industry Analysis - industry specific fundamental investment research.

     . Fixed Income Security Analysis - data and analytical tools that pertain specifically to fixed income securities. These tools assist in creating financial models, such as cash flow projections and interest rate sensitivity analyses, which are relevant to fixed income securities.

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

     . Other Specialized Tools - other specialized products, such as consulting analyses, access to industry experts, and distinct investment expertise such as forensic accounting or custom built investment-analysis software.

   If AIM determines that any service or product has a mixed use (i.e., it also serves functions that do not assist the investment decision-making or trading process), AIM will allocate the costs of such service or product accordingly in its reasonable discretion. AIM will allocate brokerage commissions to Brokers only for the portion of the service or product that AIM determines assists it in the investment decision-making or trading process and will pay for the remaining value of the product or service in cash.

   Outside research assistance is useful to AIM since the Brokers used by AIM tend to follow a more in-depth analysis of a broader universe of securities and other matters than AIM's staff can follow. In addition, such services provide AIM with a diverse perspective on financial markets. Some Brokers may indicate that the provision of research services is dependent on the generation of certain specified levels of commission and underwriting concessions by AIM's clients, including the Portfolio. However, the Portfolio is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities. In some cases, Soft Dollar Products are available only from the Broker providing them. In other cases, Soft Dollar Products may be obtainable from alternative sources in return for cash payments. AIM believes that because Broker research supplements rather than replaces AIM's research, the receipt of such research tends to improve the quality of AIM's investment advice. The advisory fee paid by the Funds is not reduced because AIM receives such services. To the extent the Portfolio transactions are used to obtain Soft Dollar Products, the brokerage commissions obtained by the Portfolios might exceed those that might otherwise have been paid.

   AIM may determine target levels of brokerage business with various Brokers on behalf of its clients (including the Portfolio) over a certain time period. The target levels will be based upon the following factors, among others:
(1) the execution services provided by the Broker; and (2) the research services provided by the Broker. Portfolio transactions may be effected through Brokers that recommend the Portfolio to its clients, or that act as agent in the purchase of a Portfolio's shares for their clients, provided that AIM believes such Brokers provide best execution and such transactions are executed in compliance with AIM's policy against using directed brokerage to compensate Brokers for promoting or selling AIM Fund shares. AIM will not enter into a binding commitment with Brokers to place trades with such Brokers involving brokerage commissions in precise amounts.

REGULAR BROKERS

   Information concerning the Portfolio's acquisition of securities of its regular brokers or dealers during the last fiscal year ended March 31, 2006 is found in Appendix I.

ALLOCATION OF PORTFOLIO TRANSACTIONS

   AIM and its affiliates manage numerous AIM Funds and other accounts. Some of these accounts may have investment objectives similar to the Portfolio. Occasionally, identical securities will be appropriate for investment by the Portfolio and also by another portfolio or one or more other accounts. However, the position of each account in the same security and the length of time that each account may hold its investment in the same security may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Portfolio and one or more other accounts, and is considered at or about the same time, AIM will allocate transactions in such securities among the Portfolio and these accounts on a pro rata basis based on order size or in such other manner believed by AIM to be fair and equitable. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect the Portfolio's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

                  PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION OF SHARES

   Before the initial purchase of shares, an investor must submit a completed account application, either directly or through its financial intermediary, to AIS at P.O. Box 0843, Houston, Texas 77001-0843. An investor may change information in his account application by submitting written changes or a new account application to his intermediary or to AIS.

   Purchase and redemption orders must be received in good order. To be in good order, the investor, either directly or through his financial intermediary must give AIS all required information and documentation. Additionally, purchase payment must be made in federal funds. If the intermediary fails to deliver the investor's payment on the required settlement date, the intermediary must reimburse the Portfolio for any overdraft charges incurred.

   An investor or a financial intermediary may submit a written request to AIS for correction of transactions involving Portfolio shares. If AIS agrees to correct a transaction, and the correction requires a dividend adjustment, the investor or the intermediary must agree in writing to reimburse the Portfolio for any resulting loss.

   Payment for redeemed shares is normally made by Federal Reserve wire to the bank account designated in the investor's account application, but may be sent by check at the investor's request. Any changes to wire instructions must be submitted to AIS in writing. AIS may request additional documentation.

   AIS may request that an intermediary maintain separate master accounts in the Portfolio for shares held by the intermediary (a) for its own account, for the account of other institutions and for accounts for which the intermediary acts as a fiduciary; and (b) for accounts for which the intermediary acts in some other capacity. An intermediary may aggregate its master accounts and sub-accounts to satisfy the minimum investment requirement.

   Additional information regarding purchases and redemptions is located in each class' prospectus, under the headings "Purchasing Shares" and "Redeeming Shares."

OFFERING PRICE

   The offering price per share of the Portfolio is $1.00. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Calculation of Net Asset Value

   The Board has established procedures designed to stabilize the Portfolio's net asset value per share at $1.00, to the extent reasonably possible. Such procedures include review of portfolio holdings by the Trustees at such intervals as they may deem appropriate. The reviews are used to determine whether net asset value, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to investors or existing shareholders. In the event the trustees determine that a material deviation exists, they intend to take such corrective action as they deem necessary and appropriate. Such actions may include selling portfolio securities prior to maturity in order to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a new asset value per share by using available market quotations. When available, market quotations are used to establish net asset value, the net asset value could possibly be more or less than $1.00 per share. The Portfolio intends to comply with any amendments made to Rule 2a-7 promulgated under the 1940 Act which may require corresponding changes in the Portfolio's procedures which are designed to stabilize the Portfolio's price per share at $1.00.

   Under the amortized cost method, each investment is valued at its cost and thereafter any discount or premium is amortized on a constant basis to maturity. Although this method provides certainty of valuation, it may result in periods in which the amortized cost value of the Portfolio's investments is higher or lower than the price that would be received if the investments were sold.

REDEMPTION IN KIND

   The Portfolio does not intend to redeem shares representing an interest in the Portfolio in kind (i.e. by distributing its portfolio securities).

BACKUP WITHHOLDING

   Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.

   Each AIM Fund and other payers, must withhold 28% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Portfolio with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding; however, backup withholding does not apply to exempt-interest dividends or to redemptions by the Portfolio.

   An investor is subject to backup withholding if:

       1. the investor fails to furnish a correct TIN to the Portfolio, or

       2. the IRS notifies the Portfolio that the investor furnished an incorrect TIN, or

       3. the investor or the Portfolio is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

       4. the investor fails to certify to the Portfolio that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

       5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

   Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1), (2) or (5) above applies.

   Certain payees and payments are exempt from backup withholding and information reporting. AIM or AIS will not provide Form 1099 to those payees.

   Investors should contact the IRS if they have any questions concerning withholding.

   IRS PENALTIES - Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

   NON-RESIDENT ALIENS - Non-resident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                   DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

   It is the present policy of the Portfolio to declare dividends on each business day and pay dividends monthly. It is the Portfolio's intention to distribute substantially all of its net investment income and realized net capital gains. The Portfolio does not expect to realize any long-term capital gains and losses.

   Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash. Such election, or any revocation thereof, must be made in writing and sent by the shareholder to AIS at P.O Box 0843, Houston, Texas 77001-0843. Such election or revocation will be effective with dividends paid after it is received by the transfer agent.

   Distributions paid in cash will normally be paid by wire transfer. Payment will normally be made on the first business day of the following month. If a shareholder redeems all the shares in his account at any time during the month, the shareholder may request that all dividends declared up to the date of redemption are paid to the shareholder along with the proceeds of the redemption. If no request is made, dividends will be paid on the next dividend date. Information concerning the amount of the dividends declared on any particular day will normally be available by 5:00 p.m. Eastern time on that day.

   The dividend accrued and paid for each class of shares of the Portfolio will consist of (a) interest accrued and discounts earned less amortization of premiums, if any, for the Portfolio, allocated based upon such class' pro rata share of the total settled shares outstanding which relate to the Portfolio, less (b) expenses accrued for the applicable dividend period attributable to the Portfolio, such as custodian fees and accounting expenses, allocated based upon each such class' pro rata share of the net assets of the Portfolio, less
(c) expenses directly attributable to each class which are accrued for the applicable dividend period, such as distribution expenses, if any.

   Should the Trust incur or anticipate any unusual expense, loss or depreciation, which would adversely affect the net asset value per share of the Portfolio or the net income per share of a class of the Portfolio for a particular period, the Board would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of the Portfolio was reduced, or was anticipated to be reduced, below $1.00, the Board might suspend further dividend payments on shares of the Portfolio until the net asset value returns to $1.00. Thus, such expense, loss or depreciation might result in a shareholder receiving no dividends for the period during which it held shares of the Portfolio and/or its receiving upon redemption a price per share lower than that which is paid.

TAX MATTERS

   The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

   QUALIFICATION AS A REGULATED INVESTMENT COMPANY. The Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, (the "Code") and intends to maintain its qualification as such in each of its taxable years. As a regulated investment company, the Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes an amount equal to (i) at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and
(ii) at least 90% of the excess of its tax-exempt interest income under Code
Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gain of the taxable year and can therefore satisfy the Distribution Requirement.

   In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities), other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from certain publicly traded partnerships (the "Income Requirement"). Under certain circumstances, the Portfolio may be required to sell portfolio holdings to meet this requirement.

   In addition to satisfying the requirements described above, the Portfolio must satisfy an asset diversification test in order to qualify as a regulated investment company (the "Asset Diversification Test"). Under this test, at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers, as to which the Portfolio has not invested more than 5% of the value of the Portfolio's total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any other issuer (other than U.S. Government securities and securities of other regulated investment companies); of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses; or, collectively, in the securities of certain publicly traded partnerships.

   If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders and will be included in the qualified dividend income of non-corporate shareholders.

   DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY. In general, gain or loss recognized by the Portfolio on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation (including, in general, a disposition of a Municipal Security) purchased by the Portfolio at a market discount (generally at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Portfolio held the debt obligation unless the Portfolio made an election to accrue market discount into income. If the Portfolio purchases a debt obligation that was originally issued at a discount, the Portfolio is generally required to include in gross income each year the portion of the original issue discount which accrues during such year.

   EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income (excess of capital gains over capital losses) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purpose, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

   For purposes of the excise tax, a regulated investment company shall
(1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) exclude
Section 988 foreign currency gains and losses incurred after October 31 (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

   The Portfolio generally intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. In addition, under certain circumstances the Portfolio may elect to pay a minimal amount of excise tax.

   PORTFOLIO DISTRIBUTIONS. The Portfolio intends to qualify to pay exempt-interest dividends by satisfying the requirement that at the close of each quarter of the Portfolio's taxable year at least 50% of the Portfolio's total assets consists of Municipal Securities, which are exempt from federal income tax. Distributions from the Portfolio will constitute exempt-interest dividends to the extent of the Portfolio's tax-exempt interest income (net of allocable expenses and amortized bond premium). Exempt-interest dividends distributed to shareholders of the Portfolio are excluded from gross income for federal income tax purposes. However, shareholders required to file a federal income tax return will be required to report the receipt of exempt-interest dividends on their returns. Moreover, while exempt-interest dividends are excluded from gross income for federal income tax purposes, they may be subject to alternative minimum tax ("AMT") in certain circumstances and may have other collateral tax consequences as discussed below. Distributions by the Portfolio of any investment company taxable income or of any net capital gain will be taxable to shareholders as discussed below.

   AMT is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayers alternative minimum taxable income ("AMTI") over an exemption amount. However, the AMT on capital gain dividends paid by the Portfolio to a non-corporate shareholder may not exceed a maximum rate of 15%. Exempt-interest dividends derived from certain "private activity" Municipal Securities issued after August 7, 1986 will generally constitute an item of tax preference includable in AMTI for both corporate and non-corporate taxpayers. In addition, exempt-interest dividends derived from all Municipal Securities regardless of the date of issue, must be included in adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMT net operating loss deduction)) includable in AMTI. Certain small corporations are wholly exempt from the AMT.

   Exempt-interest dividends must be taken into account in computing the portion, if any, of social security or railroad retirement benefits that must be included in an individual shareholder's gross income subject to federal income tax. Further, a shareholder of the Portfolio is denied a deduction for interest on indebtedness incurred or continued to purchase or carry shares of the Portfolio. Moreover, a shareholder who is (or is related to) a "substantial user" of a facility financed by industrial development bonds held by the Portfolio will likely be subject to tax on dividends paid by the Portfolio which are derived from interest on such bonds. Receipt of exempt-interest dividends may result in other collateral federal income tax consequences to certain taxpayers, including financial institutions, property and casualty insurance companies and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own tax advisers as to such consequences.

   The Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends received deduction for corporations or be treated as qualified dividend income for non-corporate shareholders.

   The Portfolio may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. The Portfolio currently intends to distribute any such amounts. If net capital gain is distributed and designated as a "capital gain dividend", it will be taxable to shareholders as long-term capital gain (currently taxable at a maximum rate of 15% for non-corporate shareholders) regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Portfolio prior to the date on which the shareholder acquired his shares. Conversely, if the Portfolio elects to retain its net capital gain, the Portfolio will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If the Portfolio elects to retain its net capital gain, it is expected that the Portfolio also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Portfolio on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit. As discussed above, realized market discount on Municipal Securities, will generally be treated as ordinary income and not as capital gain.

   Distributions by the Portfolio that do not constitute ordinary income dividends, exempt-interest dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.

   Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Portfolio (or of another portfolio). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the ex-dividend date.

   Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has provided by the IRS.

   SALE OR REDEMPTION OF SHARES. A shareholder will recognize gain or loss on the sale or redemption of shares of a class in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. Because shares in the Portfolio are offered and redeemed at a constant net asset value per share, a shareholder will generally recognize neither gain nor loss on a redemption of shares. All or a portion of any loss that is recognized on a sale or redemption of shares of a class may be deferred under the wash sale rules, if the shareholder purchases other shares of the Portfolio within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a class will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Currently, any long-term capital gain recognized by a non-corporate shareholder will be subject to a maximum tax rate of 15%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares, any such loss will be disallowed to the extent of any exempt-interest dividends that were received within the six-month period. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

   BACKUP WITHHOLDING. The Portfolio may be required to withhold 28% of taxable distributions and/or redemption payments. For more information refer to "Purchase, Redemption and Pricing of Shares - Backup Withholding."

   FOREIGN SHAREHOLDERS. Taxation of a shareholder who, as to the United States, is a non-resident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions (other than distributions of long-term and short-term capital gain and of certain types of interest income) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gain realized on the redemption of shares of a class, capital gain dividends, exempt-interest dividends and amounts retained by the Portfolio that are designated as undistributed net capital gain.

   As a consequence of the enactment of the American Jobs Creation Act of 2004, such a foreign shareholder will also generally be exempt from U.S. federal income tax on distributions that the Portfolio designates as "short-term capital gain dividends" or as "interest-related dividends" for Portfolio taxable years beginning after December 31, 2004 and before January 1, 2008. The aggregate amount that may be designated as short-term capital gain dividends for any Portfolio taxable year is equal to the excess (if any) of the Portfolio's net short-term capital gain over its net long-term capital loss (determined without regard to any net capital loss or net short-term capital loss attributable to transactions after October 31 of such taxable year and by treating any such post-October 31 net capital loss or net short-term capital loss as arising on the 1st day of the next Portfolio taxable year). The aggregate amount designated as interest-related dividends for any portfolio taxable year is generally limited to the excess of the amount of "qualified interest income" of the Portfolio over allocable expenses. Qualified interest income is generally equal to the sum of the Portfolio's U.S. - source income that constitutes (1) bank deposit interest; (2) short-term original issue discount that is exempt from withholding tax; (3) interest (including market discount and original issue discount) on a debt obligation which is in registered form, unless it is earned on a debt obligation issued by a corporation or partnership in which the Portfolio holds a 10 percent ownership interest or its payment is contingent on certain events; and
(4) interest-related dividends received from another regulated investment company.

   If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, short-term capital gain dividends, interest-related dividends and any gains realized upon the sale or redemption of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

   In the case of foreign non-corporate shareholders, the Portfolio may be required to withhold U.S. federal income tax at a rate of 28% on distributions (other than exempt-interest dividends) that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Portfolio with proper notification of their foreign status.

   Foreign persons who file a United States tax return to obtain a U.S. tax refund and who are not eligible to obtain a social security number must apply to the IRS for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and instructions, please contact your tax adviser or the IRS.

   Transfers by gift of shares of the Portfolio by a foreign shareholder who is a non-resident individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit.

   Estates of non-resident alien shareholders dying after December 31, 2004 and before January 1, 2008 will be able to exempt from federal estate tax the proportion of the value of the Portfolio's shares attributable to "qualifying assets" held by the Portfolio at the end of the quarter immediately preceding the non-resident alien shareholder's death (or such other time as the IRS may designate in regulations). Qualifying assets include bank deposits and other debt obligations that pay interest or accrue original issue discount that is exempt from withholding tax, debt obligations of a domestic corporation that are treated as giving rise to foreign source income, and other investments that are not treated for tax purposes as being within the United States. Shareholders will be advised annually of the portion of the Portfolio's assets that constituted qualifying assets at the end of each quarter of its taxable year.

   The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign tax.

   EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on July 14, 2006. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

   Rules of state and local taxation of ordinary income, exempt-interest and capital gain dividends differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Trust.

                          DISTRIBUTION OF SECURITIES

DISTRIBUTION PLAN

   The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Portfolio's Cash Management Class, Corporate Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class (the "Plan"). The Portfolio, pursuant to the Plan, pays compensation at the annual rate, shown immediately below, of the Portfolio's average daily net assets.

                               CLASS           ANNUAL RATE
                               -----           -----------
                     Cash Management Class        0.10%
                     Corporate Class              0.03%
                     Personal Investment Class    0.75%
                     Private Investment Class     0.50%
                     Reserve Class                1.00%
                     Resource Class               0.20%
                     Sweep Class                  0.25%

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

   The Plan permits the Portfolio to expend amounts to finance any activity which is primarily intended to result in the sale of shares of the Portfolio ("distribution-related services"). Such distribution-related services may include, but are not limited to the following: (i) organizing and conducting sales seminars; (ii) implementing advertising programs; (iii) engaging finders and paying finders fees; (iv) printing prospectuses and statements of additional information (and supplements thereto) and annual and semi-annual reports for other than existing shareholders; (v) preparing and distributing advertising material and sales literature; and (vi) administering the Plan.

   The Plan also permits the Portfolio to expend amounts to finance arrangements for personal continuing shareholder services ("shareholder services"). Such shareholder services may include, but are not limited to the following: (i) distributing sales literature to customers; (ii) answering routine customer inquiries concerning the Portfolio and its Classes;
(iii) assisting customers in changing dividend options, account designations and addresses; (iv) assisting customers in enrolling in any of several retirement plans offered in connection with the purchase of shares of the Portfolio; (v) assisting customers in the establishment and maintenance of customer accounts and records; (vi) assisting customers in the placement of purchase and redemption transactions; (vii) assisting customers in investing dividends and capital gains distributions automatically in shares of the Portfolio; and (viii) providing such other services as the Portfolio or the customers may reasonably request, so long as such other services are covered by the term "service fee" as such term is defined and interpreted by the NASD, Inc.

   All amounts expended pursuant to the Plan are paid in the form of either:
(i) compensation to FMC for providing distribution-related and/ services directly or shareholder services directly; (ii) compensation to certain broker-dealers, banks and other financial institutions ("Service Providers") for providing distribution-related and/or shareholder services directly; or
(iii) compensation to FMC for arranging for the provision of distribution-related and/or shareholder services through Service Providers. The first 0.25% of amounts paid out under the Plan are considered to be service fees for the provision of shareholder services.

   The Plan is a "compensation-type" plan which means that the Portfolio will payout the amount authorized by the Plan regardless of the actual expenses incurred in providing distribution-related services and/or shareholder services. Thus, even if actual expenses exceed the fees payable to FMC and/or Service Providers at any given time, the Portfolio will not be obligated to pay more than that fee provided for under the Plan. On the other hand, if expenses are less than the fees paid by the Portfolio pursuant to the Plan, FMC or the Service Providers, as applicable, will retain the full amount of the fees.

   From time to time waivers or reductions of any portion of the 12b-1 fee of a particular class of the Portfolio may be put in place. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, FMC will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between FMC and the Trust.

   Fees payable directly to FMC and Service Providers will be calculated at the end of each payment period for each business day of the Portfolio during such period at the annual rate specified in each agreement based on the average daily net asset value of the Portfolio shares purchased. Fees shall be paid only to those Service Providers who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which the Portfolio shares are held. These payments are an obligation of the Portfolio and not of FMC. With respect to fees payable directly to FMC, FMC may enter into contractual arrangements with Service Providers pursuant to which such Service Providers will provide distribution-related services and/or shareholder services; payments made under these contractual arrangements are obligations of FMC and not of the Portfolio.

   Payments pursuant to the Plan are subject to any applicable limitations imposed by rules of the NASD, Inc.

   See Appendix J for a list of the amounts paid by each class of shares of the Portfolio to FMC pursuant to the Plan for the year, or period, ended March 31, 2006 and Appendix K for an estimate by activity of the allocation of actual fees paid by each class of shares of the Portfolio pursuant to the Plan for the year, or period, ended March 31, 2006.

   As required b Rule 12b-1, the Plan and related forms of shareholder service agreements were approved by the Board, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Rule 12b-1 Trustees"). In approving the Plan in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plan would benefit the Cash Management Class, Corporate Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class of the Portfolio and its respective shareholders.

   The anticipated benefits that may result from the Plan with respect to the applicable classes of the Portfolio and its shareholders include but are not limited to the following: (1) that FMC, brokerage firms and financial institutions will provide a shareholder with rapid access to his account for the purpose of effecting executions of purchase and redemption orders; (2) that FMC and shareholder service agents will provide prompt, efficient and reliable responses to shareholder inquiries concerning account status; (3) that the Portfolio's ability to sustain a relatively predictable flow of cash for investment purposes and to meet redemption requests facilitates more successful, efficient portfolio management and the achievement of its fundamental policies and objectives and is enhanced by a stable network of distribution; (4) that a successful distribution effort will assist FMC in maintaining and increasing the organizational strength needed to service the Portfolio; and (5) that a well-developed, dependable network of shareholder service agents may help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of the Portfolio.

   Unless terminated earlier in accordance with its terms, the Plan continues from year to year as long as such continuance is specifically approved at least annually by the Board, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon the Plan. The Plan may be terminated as to the Portfolio or any class by the vote of a majority of the Rule 12b-1 Trustees or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.

   Any amendment to the Plan that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, the Plan may be amended by the trustees, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the independent Trustees is committed to the discretion of the Independent Trustees and the Trust must otherwise satisfy the fund governance standards set forth in Rule 0-1(a)(7) under the 1940 Act.

DISTRIBUTOR

   The Trust has entered into a master distribution agreement relating to the Portfolio (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which FMC acts as the distributor of the shares of each class of the Portfolio. The address of FMC is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Mail addressed to FMC should be sent to P. O. Box 4497, Houston, Texas 77210-4497. Certain trustees and officers of the Trust are affiliated with FMC. See "Management of the Trust."

   The Distribution Agreement provides FMC with the exclusive right to distribute the shares of each class of the Portfolio on a continuous basis directly and through other broker-dealers with whom FMC has entered into selected dealer agreements. FMC has not undertaken to sell any specified number of shares of any classes of the Portfolio. The Distribution Agreement also provides that FMC will pay promotional expenses, including the incremental costs of printing prospectuses and statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Trust and the costs of preparing and distributing any other supplemental sales literature.

   The Trust (on behalf of any class of the Portfolio) or FMC may terminate the Distribution Agreement on sixty (60) days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of its assignment.

   FMC may, from time to time at its expense, pay a fee to broker-dealers, banks or other financial institutions for operations and/or marketing support, including support for distribution programs or platforms. Such fees will not impose additional expenses on a class, nor will they change the price paid by investors for the purchase of the applicable classes' shares or the amount that any particular class will receive as proceeds from such sales.

                              BANKING REGULATIONS

   On November 12, 1999, the Gramm-Leach-Bliley Act of 1999 was signed into law. Generally, this Act removed the regulatory barriers previously established among banks and bank holding companies, insurance companies, and broker-dealers. Various provisions of this Act became effective immediately, while others were phased in after enactment.

   Among the various regulatory changes imposed by the Gramm-Leach Bliley Act of 1999 is an amendment to revise the definition of "broker" under federal securities laws. The revised definition of "broker" removes an exclusion from broker registration for banks except for circumstances where a bank is participating in traditional banking activities. For instance, a bank may offer participation in "sweep programs" without registering as a broker under the new regulations. As of the date of this Statement of Additional Information, the SEC is not requiring compliance with the provisions of the Gramm-Leach-Bliley Act related to the definition of broker. Once the SEC begins to enforce these provisions of the Act (and any rules or regulations related thereto), banks may be required to reassess their activities to determine whether registration as a broker is appropriate.

                             FINANCIAL STATEMENTS

   The Portfolio's Financial Statements for the period ended March 31, 2006, including the Financial Highlights are the report of the independent registered public accounting firm pertaining thereto, are incorporated by reference into this Statement of Additional Information ("SAI") from such Portfolio's Annual Report to shareholders contained in the Trust's Form N-CSR filed on June 7, 2006.

   The portions of such Annual Report that are not specifically listed above are not incorporated by reference into this SAI and are not a part of this Registration Statement.

                              PENDING LITIGATION

   Regulatory Action Alleging Market Timing

   On August 30, 2005, the West Virginia Office of the State Auditor - Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI

(Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

   Private Civil Actions Alleging Market Timing

   Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, certain related entities, certain of their current and former officers and/or certain unrelated third parties) based on allegations of improper market timing and related activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees. A list identifying such lawsuits (excluding those lawsuits that have been recently transferred as mentioned herein) that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of July 9, 2006 is set forth in Appendix L-1.

   All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties. A list identifying the amended complaints in the MDL Court is included in Appendix L-1. Plaintiffs in two of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court. These lawsuits are identified in Appendix L-1.

   Private Civil Actions Alleging Improper Use of Fair Value Pricing

   Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws;
(ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of July 9, 2006 is set forth in Appendix L-2.

   Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

   Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of July 9, 2006 is set forth in Appendix L-3.

   Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

   Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived, as of July 9, 2006 is set forth in Appendix L-4.

                                  APPENDIX A

                          RATINGS OF DEBT SECURITIES

The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:

                        MOODY'S LONG-TERM DEBT RATINGS

   Moody's corporate ratings are as follows:

   Aaa: Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

   Aa: Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk in Aa rated bonds appear somewhat larger than those securities rated Aaa.

   A: Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

   Baa: Bonds and preferred stock which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

   Ba: Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

   B: Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

   Caa: Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

   Ca: Bonds and preferred stock which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

   C: Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

   Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                    MOODY'S SHORT-TERM PRIME RATING SYSTEM

   Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

   Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers.

   PRIME-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

   PRIME-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

   PRIME-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

   NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

   Note: In addition, in certain countries the prime rating may be modified by the issuer's or guarantor's senior unsecured long-term debt rating.

   Moody's municipal ratings are as follows:

           MOODY'S U.S. LONG-TERM MUNICIPAL BOND RATING DEFINITIONS

   Municipal Ratings are opinions of the investment quality of issuers and issues in the U.S. municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

   Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

   Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

   Aa: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

   A: Issuers or issues rated A present above-average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

   Baa: Issuers or issues rated Baa represent average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

   Ba: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

   B: Issuers or issues rated B demonstrate weak creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

   Caa: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

   Ca: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

   C: Issuers or issues rated C demonstrate the weakest creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

   Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

                   MOODY'S MIG/VMIG U.S. SHORT-TERM RATINGS

   In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels--MIG 1 through MIG 3.

   In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

   In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

   The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

   MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

   Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

   MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

   MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

   MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

   SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

          STANDARD & POOR'S LONG-TERM CORPORATE AND MUNICIPAL RATINGS

   Issue credit ratings are based in varying degrees, on the following considerations: likelihood of payment--capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

   The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

   S&P describes its ratings for corporate and municipal bonds as follows:

   AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

   AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

   A: Debt rated A has a strong capacity to meet its financial commitments although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

   BBB: Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.

   BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

   NR: Not Rated.

                               S&P DUAL RATINGS

   S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

   The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

                         S&P COMMERCIAL PAPER RATINGS

   An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

   These categories are as follows:

   A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

   A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

   A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

   B: Issues rated 'B' are regarded as having only speculative capacity for timely payment.

   C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

   D: Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.

                       S&P SHORT-TERM MUNICIPAL RATINGS

   An S&P note rating reflect the liquidity factors and market-access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note); and source of payment (the more dependant the issue is on the market for its refinancing, the more likely it will be treated as a note).

   Note rating symbols are as follows:

   SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus
(+) designation.

   SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

   SP-3: Speculative capacity to pay principal and interest.

                        FITCH LONG-TERM CREDIT RATINGS

   Fitch Ratings provides an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. These credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the financial strength of insurance companies and financial guarantors.

   Credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. Thus, the use of credit ratings defines their function: "investment grade" ratings (international Long-term 'AAA' - 'BBB' categories; Short-term 'F1' - 'F3') indicate a relatively low probability of default, while those in the "speculative" or "non-investment grade" categories (international Long-term 'BB' - 'D'; Short-term 'B' - 'D') either signal a higher probability of default or that a default has already occurred. Ratings imply no specific prediction of default probability. However, for example, it is relevant to note that over the long term, defaults on 'AAA' rated U.S. corporate bonds have averaged less than 0.10% per annum, while the equivalent rate for 'BBB' rated bonds was 0.35%, and for 'B' rated bonds, 3.0%.

   Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

   Entities or issues carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

   Fitch credit and research are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments of any security.

   The ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch Ratings believes to be reliable. Fitch Ratings does not audit or verify the truth or accuracy of such information. Ratings may be changed or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

   Our program ratings relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e., those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

   Credit ratings do not directly address any risk other than credit risk. In particular, these ratings do not deal with the risk of loss due to changes in market interest rates and other market considerations.

   AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is unlikely to be affected by foreseeable events.

   AA: Bonds considered to be investment grade and of very high credit quality. The obligor has a very strong capacity for timely payment of financial commitments which is not significantly vulnerable to foreseeable events.

   A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

   BBB: Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances are more likely to impair this capacity.

   PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

   NR: Indicates that Fitch does not rate the specific issue.

   WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced and at Fitch's discretion, when Fitch Ratings deems the amount of information available to be inadequate for ratings purposes.

   RATINGWATCH: Ratings are placed on RatingWatch to notify investors that there is a reasonable possibility of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingWatch is typically resolved over a relatively short period.

                     FITCH SPECULATIVE GRADE BOND RATINGS

   BB: Bonds are considered speculative. There is a possibility of credit risk developing, particularly as the result of adverse economic changes over time. However, business and financial alternatives may be available to allow financial commitments to be met.

   B: Bonds are considered highly speculative. Significant credit risk is present but a limited margin of safety remains. While bonds in this class are currently meeting financial commitments, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

   CCC: Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

   CC: Default of some kind appears probable.

   C: Bonds are in imminent default in payment of interest or principal.

   DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and are valued on the basis of their prospects for achieving partial or full recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

   PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in categories below CCC.

                        FITCH SHORT-TERM CREDIT RATINGS

   The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

   F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

   F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

   F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as in the case of the higher ratings.

   F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could result in a reduction to non-investment grade.

   B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

   C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

   D: Default. Issues assigned this rating are in actual or imminent payment default.

                                  APPENDIX B

                         PERSONS TO WHOM AIM PROVIDES
               NON-PUBLIC PORTFOLIO HOLDINGS ON AN ONGOING BASIS
                             (AS OF JULY 24, 2006)

SERVICE PROVIDER                                                           DISCLOSURE CATEGORY
----------------                                             -----------------------------------------------
ABN AMRO Financial Services, Inc.                            Broker (for certain AIM funds)
A.G. Edwards & Sons, Inc.                                    Broker (for certain AIM funds)
AIM Investment Services, Inc.                                Transfer Agent
Anglemyer & Co.                                              Analyst (for certain AIM funds)
Ballard Spahr Andrews & Ingersoll, LLP                       Legal Counsel
BB&T Capital Markets                                         Broker (for certain AIM funds)
Bear, Stearns & Co. Inc.                                     Broker (for certain AIM funds)
Belle Haven Investments L.P.                                 Broker (for certain AIM funds)
Bloomberg                                                    System Provider (for certain AIM funds)
BOSC, Inc.                                                   Broker (for certain AIM funds)
BOWNE & Co.                                                  Financial Printer
Brown Brothers Harriman & Co.                                Securities Lender (for certain AIM funds)
Cabrera Capital Markets                                      Broker (for certain AIM funds)
CENVEO                                                       Financial Printer
Citigroup Global Markets                                     Broker (for certain AIM funds)
Classic Printers Inc.                                        Financial Printer
Coastal Securities, LP                                       Broker (for certain AIM funds)
Color Dynamics                                               Financial Printer
D.A. Davidson (formerly Kirkpatrick, Pettis, Smith, Pollian,
Inc.)                                                        Broker (for certain AIM funds)
Duncan-Williams, Inc.                                        Broker (for certain AIM funds)
Earth Color Houston                                          Financial Printer
EMCO Press                                                   Financial Printer
Empirical Research Partners                                  Analyst (for certain AIM funds)
Fidelity Investments                                         Broker (for certain AIM funds)
First Albany Capital                                         Broker (for certain AIM funds)
First Tryon Securities                                       Broker (for certain AIM funds)
F T Interactive Data Corporation                             Pricing Vendor
GainsKeeper                                                  Software Provider (for certain AIM funds)
GCom2 Solutions                                              Software Provider (for certain AIM funds)
George K. Baum & Company                                     Broker (for certain AIM funds)
Global Trend Alert                                           Analyst (for certain AIM funds)
Grover Printing                                              Financial Printer
Gulfstream Graphics Corp.                                    Financial Printer
Hattier, Sanford & Reynoir                                   Broker (for certain AIM funds)
Howe Barnes Investments, Inc.                                Broker (for certain AIM funds)
Hutchinson, Shockey, Erley & Co.                             Broker (for certain AIM funds)
iMoneyNet                                                    Rating & Ranking Agency (for certain AIM funds)
Initram Data, Inc.                                           Pricing Vendor
Institutional Shareholder Services, Inc.                     Proxy Voting Service (for certain AIM funds)
J.P. Morgan Securities, Inc.                                 Analyst (for certain AIM funds)
JPMorgan Securities Inc.\Citigroup Global Markets Inc.\
JPMorgan Chase Bank, N.A.                                    Lender (for certain AIM funds)
John Hancock Investment Management Services, LLC             Sub-advisor (for certain sub-advised accounts)

SERVICE PROVIDER                                                                   DISCLOSURE CATEGORY
----------------                                                ----------------------------------------------------------
Jorden Burt LLP                                                 Special Insurance Counsel
Kevin Dann & Partners                                           Analyst (for certain AIM funds)
Kramer, Levin Naftalis & Frankel LLP                            Legal Counsel
Legg Mason Wood Walker                                          Broker (for certain AIM funds)
Lehman Brothers, Inc.                                           Broker (for certain AIM funds)
Lipper, Inc.                                                    Rating & Ranking Agency (for certain AIM funds)
Loan Pricing Corporation                                        Pricing Service (for certain AIM funds)
Loop Capital Markets                                            Broker (for certain AIM funds)
McDonald Investments Inc.                                       Broker (for certain AIM funds)
Mesirow Financial, Inc.                                         Broker (for certain AIM funds)
Moody's Investors Service                                       Rating & Ranking Agency (for certain AIM funds)
Moore Wallace North America                                     Financial Printer
Morgan Keegan & Company, Inc.                                   Broker (for certain AIM funds)
Morrison Foerster LLP                                           Legal Counsel
MS Securities Services, Inc. and Morgan Stanley & Co.
Incorporated                                                    Securities Lender (for certain AIM funds)
Muzea Insider Consulting Services, LLC                          Analyst (for certain AIM funds)
Noah Financial, LLC                                             Analyst (for certain AIM funds)
Page International                                              Financial Printer
PricewaterhouseCoopers LLP                                      Independent Registered Public Accounting Firm (for certain
                                                                AIM funds)
Printing Arts of Houston                                        Financial Printer
Protective Securities                                           Broker (for certain AIM funds)
Ramirez & Co., Inc.                                             Broker (for certain AIM funds)
Raymond James & Associates, Inc.                                Broker (for certain AIM funds)
RBC Capital Markets Corporation                                 Analyst (for certain AIM funds)
RBC Dain Rauscher Incorporated                                  Broker (for certain AIM funds)
Reuters America Inc.                                            Pricing Service (for certain AIM funds)
Robert W. Baird & Co. Incorporated                              Broker (for certain AIM funds)
RR Donnelley Financial                                          Financial Printer
Ryan Beck & Co.                                                 Broker (for certain AIM funds)
Salomon Smith Barney                                            Broker (for certain AIM funds)
SBK Brooks Investment Corp.                                     Broker (for certain AIM funds)
Seattle Northwest Securities Corporation                        Broker (for certain AIM funds)
Siebert Brandford Shank & Co., L.L.C.                           Broker (for certain AIM funds)
Signature Press                                                 Financial Printer
Simon Printing Company                                          Financial Printer
Southwest Precision Printers, Inc.                              Financial Printer
Standard and Poor's                                             Rating and Ranking Agency (for certain AIM funds)
Standard and Poor's/Standard and Poor's Securities Evaluations,
Inc.                                                            Pricing Service (for certain AIM funds)
State Street Bank and Trust Company                             Custodian (for certain AIM funds); Lender (for certain AIM
                                                                Funds); Securities Lender (for certain AIM funds)
Sterne, Agee & Leach, Inc.                                      Broker (for certain AIM funds)
Stifel, Nicholaus & Company, Incorporated                       Broker (for certain AIM funds)
The Bank of New York                                            Custodian (for certain AIM funds)
The MacGregor Group, Inc.                                       Software Provider
Thomson Information Services Incorporated                       Software Provider
UBS Financial Services, Inc.                                    Broker (for certain AIM funds)
VCI Group Inc.                                                  Financial Printer
Wachovia National Bank, N.A.                                    Broker (for certain AIM funds)
Western Lithograph                                              Financial Printer
Wiley Bros. Aintree Capital L.L.C.                              Broker (for certain AIM funds)
XSP, LLC\Solutions Plus, Inc.                                   Software Provider

                                  APPENDIX C
                             TRUSTEES AND OFFICERS

                              As of June 30, 2006

The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                             TRUSTEE
NAME, YEAR OF BIRTH AND                      AND/OR                                                          OTHER
POSITION(S) HELD WITH THE                    OFFICER                                                  TRUSTEESHIP(S) HELD
TRUST                                         SINCE    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS        BY TRUSTEE
-------------------------                    ------- ------------------------------------------------ -------------------
INTERESTED PERSONS
Robert H. Graham/1/ --1946                    1977   Director and Chairman, A I M Management                 None
Trustee, Vice Chair, President and Principal         Group Inc. (financial services holding
Executive Officer                                    company); Director and Vice Chairman,
                                                     AMVESCAP PLC; Chairman, AMVESCAP
                                                     PLC - AIM Division (parent of AIM and a
                                                     global investment management firm); and
                                                     Trustee, Vice Chair, President and Principal
                                                     Executive Officer of the AIM Family of
                                                     Funds(R)
                                                     Formerly: President and Chief Executive
                                                     Officer, A I M Management Group Inc.;
                                                     Director, Chairman and President,
                                                     A I M Advisors, Inc. (registered investment
                                                     advisor); Director and Chairman, A I M
                                                     Capital Management, Inc. (registered
                                                     investment advisor), A I M Distributors, Inc.
                                                     (registered broker dealer), AIM Investment
                                                     Services, Inc., (registered transfer agent), and
                                                     Fund Management Company (registered
                                                     broker dealer); and Chief Executive Officer,
                                                     AMVESCAP PLC - Managed Products
Mark H. Williamson/2/ -- 1951 Trustee and     2003   Trustee and Executive Vice President of the             None
Executive Vice President                             AIM Family of Funds(R)
                                                     Formerly: Director, President and Chief
                                                     Executive Officer, A I M Management Group
                                                     Inc.; Director and President, A I M Advisors,
                                                     Inc.; Director, A I M Capital Management, Inc.
                                                     and A I M Distributors, Inc.; Director and
                                                     Chairman, AIM Investment Services, Inc.,
                                                     Fund Management Company and INVESCO
                                                     Distributors, Inc. (registered broker dealer);
                                                     Chief Executive Officer, AMVESCAP PLC -
                                                     AIM Division; Director, Chairman, President
                                                     and Chief Executive Officer, INVESCO Funds
                                                     Group, Inc. (registered investment advisor and
                                                     registered transfer agent); President and Chief
                                                     Executive Officer, INVESCO Distributors,
                                                     Inc.; Chief Executive Officer, AMVESCAP
                                                     PLC - Managed Products; and Chairman,
                                                     A I M Advisors, Inc.

--------
1 Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
2 Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

                           TRUSTEE
NAME, YEAR OF BIRTH AND    AND/OR                                                        OTHER
POSITION(S) HELD WITH THE  OFFICER                                                TRUSTEESHIP(S) HELD
TRUST                       SINCE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS       BY TRUSTEE
-------------------------  ------- ---------------------------------------------- -------------------
INDEPENDENT TRUSTEES

Bruce L. Crockett -- 1944   1992   Chairman, Crockett Technology Associates        ACE Limited
Trustee and Chair                  (technology consulting company)                 (insurance
                                                                                   company); and
                                                                                   Captaris, Inc.
                                                                                   (unified
                                                                                   messaging
                                                                                   provider)

Bob R. Baker--1936          2003   Retired                                         None
Trustee

Frank S. Bayley -- 1939     2001   Retired                                         Badgley Funds,
Trustee                            Formerly: Partner, law firm of Baker &          Inc. (registered
                                   McKenzie                                        investment
                                                                                   company (2
                                                                                   portfolios))

James T. Bunch - 1942       2003   Founder, Green, Manning & Bunch Ltd.,           None
Trustee                            (investment banking firm); and Director,
                                   Policy Studies, Inc. and Van Gilder Insurance
                                   Corporation

Albert R. Dowden -- 1941    2000   Director of a number of public and private      None
Trustee                            business corporations, including the Boss
                                   Group, Ltd. (private investment and
                                   management); Cortland Trust, Inc. (Chairman)
                                   (registered investment company) (3
                                   portfolios); Annuity and Life Re (Holdings),
                                   Ltd. (insurance company); CompuDyne
                                   Corporation (provider of products and services
                                   to the public security market); and
                                   Homeowners of America Holding Corporation
                                   (property casualty company)

                                   Formerly: Director, President and Chief
                                   Executive Officer, Volvo Group North
                                   America, Inc.; Senior Vice President, AB
                                   Volvo; Director of various affiliated Volvo companies; and Director Magellan Insurance
                                   Company

Jack M. Fields -- 1952      1997   Chief Executive Officer, Twenty First Century   Administaff ;
Trustee                            Group, Inc. (government affairs company); and   and Discovery
                                   Owner, Dos Angelos Ranch, L.P.                  Global
                                   Formerly: Chief Executive Officer, Texana       Education Fund
                                   Timber LP (sustainable forestry company)        (non-profit)

Carl Frischling -- 1937     1992   Partner, law firm of Kramer Levin Naftalis and  Cortland Trust,
Trustee                            Frankel LLP                                     Inc. (registered
                                                                                   investment
                                                                                   company (3
                                                                                   portfolios))

Prema Mathai-Davis -- 1950  1998   Formerly: Chief Executive Officer, YWCA of      None
Trustee                            the USA

Lewis F. Pennock -- 1942    1992   Partner, law firm of Pennock & Cooper           None
Trustee

Ruth H. Quigley -- 1935     2001   Retired                                         None
Trustee

Larry Soll - 1942           2003   Retired                                         None
Trustee

                                               TRUSTEE
NAME, YEAR OF BIRTH AND                        AND/OR                                                         OTHER
POSITION(S) HELD WITH THE                      OFFICER                                                 TRUSTEESHIP(S) HELD
TRUST                                           SINCE    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS       BY TRUSTEE
-------------------------                      ------- ----------------------------------------------- -------------------
Raymond Stickel, Jr. - 1944                     2005   Retired                                            Director,
Trustee                                                Formerly: Partner, Deloitte & Touche               Mainstay VP
                                                                                                          Series Funds,
                                                                                                          Inc. (21
                                                                                                          portfolios)
OTHER OFFICERS

Russell C. Burk - 1958                          2005   Senior Vice President and Senior Officer of the    N/A
Senior Vice President and                              AIM Family of Funds(R)
Senior Officer

                                                       Formerly: Director of Compliance and
                                                       Assistant General Counsel, ICON Advisers,
                                                       Inc.; Financial Consultant, Merrill Lynch;
                                                       General Counsel and Director of Compliance,
                                                       ALPS Mutual Funds, Inc.

John M. Zerr - 1962                             2006   Director, Senior Vice President, Secretary and     N/A
Senior Vice President, Chief Legal Officer and         General Counsel, A I M Management Group
Secretary                                              Inc. and A I M Advisors, Inc.; Director, Vice
                                                       President and Secretary, INVESCO
                                                       Distributors, Inc.; Vice President and
                                                       Secretary, A I M Capital Management, Inc.,
                                                       AIM Investment Services, Inc., and Fund
                                                       Management Company; Senior Vice President
                                                       and Secretary, A I M Distributors, Inc.; and
                                                       Senior Vice President, Chief Legal Officer and
                                                       Secretary of The AIM Family of Funds(R)
                                                       Formerly: Chief Operating Officer, Senior
                                                       Vice President, General Counsel, and
                                                       Secretary, Liberty Ridge Capital, Inc. (an
                                                       investment adviser); Vice President and
                                                       Secretary, PBHG Funds (an investment
                                                       company); Vice President and Secretary,
                                                       PBHG Insurance Series Fund (an investment
                                                       company); General Counsel and Secretary,
                                                       Pilgrim Baxter Value Investors (an investment
                                                       adviser); Chief Operating Officer, General
                                                       Counsel and Secretary, Old Mutual Investment
                                                       Partners (a broker-dealer); General Counsel
                                                       and Secretary, Old Mutual Fund Services (an
                                                       administrator); General Counsel and Secretary,
                                                       Old Mutual Shareholder Services (a
                                                       shareholder servicing center); Executive Vice
                                                       President, General Counsel and Secretary, Old
                                                       Mutual Capital, Inc. (an investment adviser);
                                                       and Vice President and Secretary, Old Mutual
                                                       Advisors Funds (an investment company)

Lisa O. Brinkley - 1959                         2004   Global Compliance Director, AMVESCAP               N/A
Vice President                                         PLC; and Vice President of the AIM Family of
                                                       Funds(R)

                                                       Formerly: Senior Vice President, A I M
                                                       Management Group Inc.; Senior Vice
                                                       President and Chief Compliance Officer,
                                                       A I M Advisors, Inc.; Vice President and Chief
                                                       Compliance Officer, A I M Capital
                                                       Management, Inc.; Vice President, A I M
                                                       Distributors, Inc., AIM Investment Services,
                                                       Inc. and Fund Management Company; Senior
                                                       Vice President and Chief Compliance Officer
                                                       of the AIM Family of Funds(R); and Senior Vice
                                                       President and Compliance Director, Delaware
                                                       Investments Family of Funds

                                       TRUSTEE
NAME, YEAR OF BIRTH AND                AND/OR                                                          OTHER
POSITION(S) HELD WITH THE              OFFICER                                                  TRUSTEESHIP(S) HELD
TRUST                                   SINCE    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS        BY TRUSTEE
-------------------------              ------- ------------------------------------------------ -------------------
Kevin M. Carome -- 1956 Vice President  2003   Senior Vice President and General Counsel,               N/A
                                               AMVESCAP PLC; and Vice President of the
                                               AIM Family of Funds(R)

                                               Formerly: Director, Senior Vice President,
                                               Secretary and General Counsel, A I M
                                               Management Group Inc. and A I M Advisors,
                                               Inc.; Senior Vice President, A I M
                                               Distributors, Inc.; Vice President, Director and
                                               General Counsel, Fund Management
                                               Company; Vice President, A I M Capital
                                               Management, Inc. and AIM Investment
                                               Services, Inc.; and Senior Vice President,
                                               Chief Legal Officer and Secretary of the AIM
                                               Family of Funds(R); Director and Vice President,
                                               INVESCO Distributors, Inc.; Senior Vice
                                               President and General Counsel, Liberty
                                               Financial Companies, Inc.; and Senior Vice
                                               President and General Counsel, Liberty Funds
                                               Group, LLC

Sidney M. Dilgren - 1961                2004   Vice President and Fund Treasurer,                       N/A
Vice President, Treasurer                      A I M Advisors, Inc.; and Vice President,
and Principal Financial Officer                Treasurer and Principal Financial Officer of
                                               The AIM Family of Funds(R)
                                               Formerly: Senior Vice President, AIM
                                               Investment Services, Inc. and Vice President,
                                               A I M Distributors, Inc.

J. Philip Ferguson - 1945               2005   Executive Vice President, A I M Management               N/A
Vice President                                 Group Inc.; Senior Vice President and Chief
                                               Investment Officer, A I M Advisors, Inc.;
                                               Director, Chairman, Chief Executive Officer,
                                               President and Chief Investment Officer, A I M
                                               Capital Management, Inc.; and Vice President
                                               of The AIM Family of Funds(R)
                                               Formerly: Senior Vice President, AIM Private
                                               Asset Management, Inc.; and Chief Equity
                                               Officer, and Senior Investment Officer,
                                               A I M Capital Management, Inc.

Karen Dunn Kelley - 1960                1992   Director of Cash Management, Managing                    N/A
Vice President                                 Director and Chief Cash Management Officer,
                                               A I M Capital Management, Inc.; Director and
                                               President, Fund Management Company; Vice
                                               President, A I M Advisors, Inc. and Vice
                                               President of the AIM Family of Funds(R)

                          TRUSTEE
NAME, YEAR OF BIRTH AND   AND/OR                                                      OTHER
POSITION(S) HELD WITH THE OFFICER                                              TRUSTEESHIP(S) HELD
TRUST                      SINCE  PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS      BY TRUSTEE
------------------------- ------- -------------------------------------------- -------------------
Todd L. Spillane - 1958    2006   Senior Vice President, A I M Management              N/A
Chief Compliance Officer          Group Inc.; Senior Vice President and Chief
                                  Compliance Officer, A I M Advisors, Inc.;
                                  Chief Compliance Officer of the AIM Family
                                  of Funds(R); Vice President and Chief
                                  Compliance Officer, A I M Capital
                                  Management, Inc.; and Vice President, A I M
                                  Distributors, Inc., AIM Investment Services,
                                  Inc. and Fund Management Company
                                  Formerly: Global Head of Product
                                  Development, AIG-Global Investment Group,
                                  Inc.; Chief Compliance Officer and Deputy
                                  General Counsel, AIG-SunAmerica Asset
                                  Management, and Chief Compliance Officer,
                                  Chief Operating Officer and Deputy General
                                  Counsel, American General Investment
                                  Management

           TRUSTEE OWNERSHIP OF FUND SHARES AS OF DECEMBER 31, 2005

                                                            AGGREGATE DOLLAR RANGE OF
                                                            EQUITY SECURITIES IN ALL
                                                              REGISTERED INVESTMENT
                        DOLLAR RANGE OF EQUITY SECURITIES COMPANIES OVERSEEN BY TRUSTEE
NAME OF TRUSTEE                 IN THE PORTFOLIO          IN THE AIM FAMILY OF FUNDS(R)
---------------         --------------------------------- -----------------------------
Robert H. Graham                      -0 -                       Over $100,000
Mark H. Williamson                    -0-                        Over $100,000
Bob R. Baker                          -0 -                       Over $100,000
Frank S. Bayley                       -0-                        Over $100,000
James T. Bunch                        - 0-                      Over $100,000/3/
Bruce L. Crockett                     -0-                       Over $100,000/3/
Albert R. Dowden                      -0-                        Over $100,000
Edward K. Dunn, Jr./4/                -0-                       Over $100,000/3/
Jack M. Fields                        -0-                       Over $100,000/3/
Carl Frischling                       -0-                       Over $100,000/3/
Prema Mathai-Davis                    -0-                       Over $100,000/3/
Lewis F. Pennock                      -0-                        Over $100,000
Ruth H. Quigley                       -0-                      $50,001 - $100,000
Larry Soll                            -0-                       Over $100,000/3/
Raymond Stickel, Jr./5/               -0-                        Over $100,000

--------
/3/ Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.
/4/  Mr. Dunn retired effective March 31, 2006.
/5/ Mr. Stickel was elected as a trustee of the Trust effective October 1, 2005.

                                  APPENDIX D

                          TRUSTEE COMPENSATION TABLE

   Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2005:

                                                     ESTIMATED
                                        RETIREMENT    ANNUAL
                            AGGREGATE    BENEFITS  BENEFITS UPON     TOTAL
                           COMPENSATION ACCRUED BY  RETIREMENT   COMPENSATION
                             FROM THE    ALL AIM   FROM ALL AIM    FROM ALL
 TRUSTEE                    TRUST/(1)/  FUNDS/(2)/  FUNDS/(3)/   AIM FUNDS/(4)/
 -------                   ------------ ---------- ------------- -------------
 Bob R. Baker                 $4,224     $200,136    $162,313      $213,750
 Frank S. Bayley               4,523      132,526     120,000       229,000
 James T. Bunch                3,819      162,930     120,000       198,500
 Bruce L. Crockett             7,241       83,764     120,000       359,000
 Albert R. Dowden              4,542      112,024     120,000       229,000
 Edward K. Dunn, Jr./(5)/      4,480      141,485     120,000       229,000
 Jack M. Fields                3,675       59,915     120,000       185,000
 Carl Frischling/(6)/          3,875       59,042     120,000       195,250
 Gerald J. Lewis/(5)/          2,919      162,930     114,375       198,500
 Prema Mathai-Davis            4,205       69,131     120,000       213,750
 Lewis F. Pennock              3,943       86,670     120,000       198,500
 Ruth H. Quigley               4,316      154,658     120,000       213,750
 Larry Soll                    3,943      201,483     138,990       198,500
 Raymond Stickel, Jr./(7)/     2,089           --     120,000        54,000

--------
(1) Amounts shown are based on the fiscal year ended March 31, 2006. The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended March 31, 2006, including earnings, was $11,587.
(2) During the fiscal year ended March 31, 2006, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $55,059.
(3) These amounts represent the estimated annual benefits payable by the AIM Funds upon the trustees' retirement and assumes each trustee serves until his or her normal retirement date.
(4) All trustees currently serve as trustees of 19 registered investment companies advised by AIM.
(5) Mr. Dunn and Mr. Lewis retired effective March 31, 2006 and December 31, 2005, respectively.
(6) During the fiscal year ended March 31, 2006, the Trust paid $16,649 in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust.
    Mr. Frischling is a partner of such firm.
(7) Mr. Stickel was elected as trustee of the Trust effective October 1, 2005.

                                  APPENDIX E

                         PROXY POLICIES AND PROCEDURES

                         (as amended October 1, 2005)

A. PROXY POLICIES

   Each of A I M Advisors, Inc., A I M Capital Management, Inc. and AIM Private Asset Management, Inc. (each an "AIM Advisor" and collectively "AIM") has the fiduciary obligation to, at all times, make the economic best interest of advisory clients the sole consideration when voting proxies of companies held in client accounts. As a general rule, each AIM Advisor shall vote against any actions that would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders' investments. At the same time, AIM believes in supporting the management of companies in which it invests, and will accord proper weight to the positions of a company's board of directors, and the AIM portfolio managers who chose to invest in the companies. Therefore, on most issues, our votes have been cast in accordance with the recommendations of the company's board of directors, and we do not currently expect that trend to change. Although AIM's proxy voting policies are stated below, AIM's proxy committee considers all relevant facts and circumstances, and retains the right to vote proxies as deemed appropriate.

   I.  BOARDS OF DIRECTORS

       A board that has at least a majority of independent directors is integral to good corporate governance. The key board committees (e.g., Audit, Compensation and Nominating) should be composed of only independent trustees.

       There are some actions by directors that should result in votes being withheld. These instances include directors who:

       . Are not independent directors and (a) sit on the board's audit, compensation or nominating committee, or (b) sit on a board where the majority of the board is not independent;

       . Attend less than 75 percent of the board and committee meetings without a valid excuse;

       . It is not clear that the director will be able to fulfill his function;

       .    Implement or renew a dead-hand or modified dead-hand poison pill;

       . Enacted egregious corporate governance or other policies or failed to replace management as appropriate;

       . Have failed to act on takeover offers where the majority of the shareholders have tendered their shares; or

       . Ignore a shareholder proposal that is approved by a majority of the shares outstanding.

       Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors:

       . Long-term financial performance of the target company relative to its industry;

       .    Management's track record;

       .    Portfolio manager's assessment;

       .    Qualifications of director nominees (both slates);

       . Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and

       .    Background to the proxy contest.

   II. INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

       A company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence. We will support the reappointment of the company's auditors unless:

       . It is not clear that the auditors will be able to fulfill their function;

       . There is reason to believe the independent auditors have rendered an opinion that is neither accurate nor indicative of the company's financial position; or

       . The auditors have a significant professional or personal relationship with the issuer that compromises the auditors' independence.

   III.COMPENSATION PROGRAMS

       Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders' ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider all incentives, awards and compensation, and compare them to a company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution.

       . We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive.

       . We will support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.

       . We will vote against plans that have any of the following structural features: ability to re-price underwater options without shareholder approval, ability to issue options with an exercise price below the stock's current market price, ability to issue reload options, or automatic share replenishment ("evergreen") feature.

       . We will vote for proposals to reprice options if there is a value-for-value (rather than a share-for-share) exchange.

       . We will generally support the board's discretion to determine and grant appropriate cash compensation and severance packages.

   IV. CORPORATE MATTERS

       We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers and acquisitions on a case by case basis, considering the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company's industry and performance in terms of shareholder returns.

       . We will vote for merger and acquisition proposals that the proxy committee and relevant portfolio managers believe, based on their review of the materials, will result in financial and operating benefits, have a fair offer price, have favorable prospects for the combined companies, and will not have a negative impact on corporate governance or shareholder rights.

       . We will vote against proposals to increase the number of authorized shares of any class of stock that has superior voting rights to another class of stock.

       . We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company's industry and performance in terms of shareholder returns.

       . We will vote for proposals to institute open-market share repurchase plans in which all shareholders participate on an equal basis.

   V.  SHAREHOLDER PROPOSALS

       Shareholder proposals can be extremely complex, and the impact on share value can rarely be anticipated with any high degree of confidence. The proxy committee reviews shareholder proposals on a case-by-case basis, giving careful consideration to such factors as: the proposal's impact on the company's short-term and long-term share value, its effect on the company's reputation, the economic effect of the proposal, industry and regional norms applicable to the company, the company's overall corporate governance provisions, and the reasonableness of the request.

       . We will generally abstain from shareholder social and environmental proposals.

       . We will generally support the board's discretion regarding shareholder proposals that involve ordinary business practices.

       . We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company's corporate governance standards indicate that such additional protections are warranted.

       . We will generally vote for proposals to lower barriers to shareholder action.

       . We will generally vote for proposals to subject shareholder rights plans to a shareholder vote. In evaluating these plans, we give favorable consideration to the presence of "TIDE" provisions (short-term sunset provisions, qualified bid/permitted offer provisions, and/or mandatory review by a committee of independent directors at least every three years).

    VI.Other

       . We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.

       . We will vote against any proposals to authorize the proxy to conduct any other business that is not described in the proxy statement.

       . We will vote any matters not specifically covered by these proxy policies and procedures in the economic best interest of advisory clients.

       AIM's proxy policies, and the procedures noted below, may be amended from time to time.

B. PROXY COMMITTEE PROCEDURES

   The proxy committee currently consists of representatives from the Legal and Compliance Department, the Investments Department and the Finance Department.

   The committee members review detailed reports analyzing the proxy issues and have access to proxy statements and annual reports. Committee members may also speak to management of a company regarding proxy issues and should share relevant considerations with the proxy committee. The committee then discusses the issues and determines the vote. The committee shall give appropriate and significant weight to portfolio managers' views regarding a proposal's impact on shareholders. A proxy committee meeting requires a quorum of three committee members, voting in person or by e-mail.

   AIM's proxy committee shall consider its fiduciary responsibility to all clients when addressing proxy issues and vote accordingly. The proxy committee may enlist the services of reputable outside professionals and/or proxy evaluation services, such as Institutional Shareholder Services or any of its subsidiaries ("ISS"), to assist with the analysis of voting issues and/or to carry out the actual voting process. To the extent the services of ISS or another provider are used, the proxy committee shall periodically review the policies of that provider. The proxy committee shall prepare a report for the Funds' Board of Trustees on a periodic basis regarding issues where AIM's votes do not follow the recommendation of ISS or another provider because AIM's proxy policies differ from those of such provider.

   In addition to the foregoing, the following shall be strictly adhered to unless contrary action receives the prior approval of the Funds' Board of
   Trustees:

   1. Other than by voting proxies and participating in Creditors' committees, AIM shall not engage in conduct that involves an attempt to change or influence the control of a company.

   2. AIM will not publicly announce its voting intentions and the reasons therefore.

   3. AIM shall not participate in a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.

   4. All communications regarding proxy issues between the proxy committee and companies or their agents, or with fellow shareholders shall be for the sole purpose of expressing and discussing AIM's concerns for its advisory clients' interests and not for an attempt to influence or control management.

C. BUSINESS/DISASTER RECOVERY

   If the proxy committee is unable to meet due to a temporary business interruption, such as a power outage, a sub-committee of the proxy committee, even if such subcommittee does not constitute a quorum of the proxy committee, may vote proxies in accordance with the policies stated herein. If the sub-committee of the proxy committee is not able to vote proxies, the sub-committee shall authorize ISS to vote proxies by default in accordance with ISS' proxy policies and procedures, which may vary slightly from AIM's.

D. RESTRICTIONS AFFECTING VOTING

   If a country's laws allow a company in that country to block the sale of the company's shares by a shareholder in advance of a shareholder meeting, AIM will not vote in shareholder meetings held in that country, unless the company represents that it will not block the sale of its shares in connection with the meeting. Administrative or other procedures, such as securities lending, may also cause AIM to refrain from voting. Although AIM considers proxy voting to be an important shareholder right, the proxy committee will not impede a portfolio manager's ability to trade in a stock in order to vote at a shareholder meeting.

E. CONFLICTS OF INTEREST

   The proxy committee reviews each proxy to assess the extent to which there may be a material conflict between AIM's interests and those of advisory clients. A potential conflict of interest situation may include where AIM or an affiliate manages assets for, administers an employee benefit plan for, provides other financial products or services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm AIM's relationship with the company. In order to avoid even the appearance of impropriety, the proxy committee will not take AIM's relationship with the company into account, and will vote the company's proxies in the best interest of the advisory clients, in accordance with these proxy policies and procedures.

   If AIM's proxy policies and voting record do not guide the proxy committee's vote in a situation where a conflict of interest exists, the proxy committee will vote the proxy in the best interest of the advisory clients, and will provide information regarding the issue to the Funds' Board of Trustees in the next quarterly report.

   If a committee member has any conflict of interest with respect to a company or an issue presented, that committee member should inform the proxy committee of such conflict and abstain from voting on that company or issue.

F. FUND OF FUNDS

   When an AIM Fund (an "Investing Fund") that invests in another AIM Fund(s) (an "Underlying Fund") has the right to vote on the proxy of the Underlying Fund, the Investing Fund will echo the votes of the other shareholders of the Underlying AIM Fund.

G. CONFLICT IN THESE POLICIES

   If following any of the policies listed herein would lead to a vote that the proxy committee deems to be not in the best interest of AIM's advisory clients, the proxy committee will vote the proxy in the manner that they deem to be the best interest of AIM's advisory clients and will inform the Funds' Board of Trustees of such vote and the circumstances surrounding it promptly thereafter.

                                  APPENDIX F

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

   To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

   A shareholder who owns beneficially 25% or more of the outstanding securities of the Portfolio is presumed to "control" the Portfolio as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

   All information listed below is as of July 3, 2006.

TAX-FREE CASH RESERVE PORTFOLIO

                                 CASH                              PERSONAL   PRIVATE
                              MANAGEMENT CORPORATE  INSTITUTIONAL INVESTMENT INVESTMENT  RESERVE    RESOURCE
                                CLASS      CLASS        CLASS       CLASS      CLASS      CLASS      CLASS
                              ---------- ---------- ------------- ---------- ---------- ---------- ----------
                              PERCENTAGE PERCENTAGE  PERCENTAGE   PERCENTAGE PERCENTAGE PERCENTAGE PERCENTAGE
NAME AND ADDRESS OF            OWNED OF   OWNED OF    OWNED OF     OWNED OF   OWNED OF   OWNED OF   OWNED OF
PRINCIPAL HOLDER                RECORD     RECORD      RECORD       RECORD     RECORD     RECORD     RECORD
-------------------           ---------- ---------- ------------- ---------- ---------- ---------- ----------
Bank of America N.A.
411 North Ackard Street
Dallas, TX 75201-3307              --        --          6.50%         --         --         --         --

Bank of New York
Attn: Sheryl Covelli
440 Mamoroneck, 5th Floor
Harrison, NY 10528                 --        --            --          --       7.34%     28.70%        --

William Blair
Attn: Meg Kelly
222 West Adams St.
Chicago, IL 60606               11.71%       --            --          --         --         --         --

Fifth Third Sec 52700
Attn: John Hoeting
38 Fountain Square Plaza
Cincinnati, OH 45263             7.62%       --            --          --          %         --          %

Frost National Bank TX
Muir & Co.
c/o Frost
P. O. Box 2479
San Antonio, TX 78298-2479         --        --          8.96%      76.68%        --         --         --

Frost
Attn: Karen Banks
P.O. Box 2358
San Antonio, TX 78299              --        --            --          --      24.27%        --         --

M&T Securities NSCC
Appletree Business Park
2875 Union Rd., Ste 30-33
Cheektowaga, NY 14277              --        --            --          --         --      37.68%        --

Morgan Stanley Dean Witter
Attn: Bill Cairney
1 Pierrepont Plaza, 7th Floor
Brooklyn, NY 11201              46.85%       --         51.64%         --       6.07%        --      82.44%

                                  CASH                              PERSONAL   PRIVATE
                               MANAGEMENT CORPORATE  INSTITUTIONAL INVESTMENT INVESTMENT  RESERVE    RESOURCE
                                 CLASS      CLASS        CLASS       CLASS      CLASS      CLASS      CLASS
                               ---------- ---------- ------------- ---------- ---------- ---------- ----------
                               PERCENTAGE PERCENTAGE  PERCENTAGE   PERCENTAGE PERCENTAGE PERCENTAGE PERCENTAGE
NAME AND ADDRESS OF             OWNED OF   OWNED OF    OWNED OF     OWNED OF   OWNED OF   OWNED OF   OWNED OF
PRINCIPAL HOLDER                 RECORD     RECORD      RECORD       RECORD     RECORD     RECORD     RECORD
-------------------            ---------- ---------- ------------- ---------- ---------- ---------- ----------
Nabank & Co.
Attn: Cathy Latimer
P.O. box 2180
Tulsa, OK 74101                     --          --        --         20.95%        --         --         --

Pershing Omnibus
Attn: Daniel Quinn
1 Pershing Plaza
Jersey City, NJ 07399               --          --        --            --         --      32.24%        --

Robert W. Baird
P.O. Box 672
777 E. Wisconsin Ave.
Milwaukee, WI 53202-5300            --          --        --            --         --         --       9.63%

State Street Bank
On behalf of Blackrock
Cash Sweep Support Group
Josiah Palmer Building 5 North
200 Newport Avenue
Quincy, MA 02171                  8.35%         --        --            --         --         --         --

Trust Manage Net
Attn: Christie CoHerman
4300 MacArthur Avenue
Dallas, TX 75209                  6.62%         --        --            --         --         --         --

Union Bank of California
Attn: Cash Management
Jeanne Chizek
530 B Street, Suite 242
San Diego, CA 92101                 --          --        --            --       6.04%        --         --

Wachovia (NSCC)
Attn: Commissions
10700 Wheat First Dr.
Glen Allen, VA 23060-0000         6.35%     100.00%       --            --      37.65%        --       9.63%

* As of July 3, 2006, the Sweep Class had not commenced sales.

MANAGEMENT OWNERSHIP

   As of July 3, 2006, the trustees and officers as a group owned less than 1% of the outstanding shares of each class of the Portfolio.

                                  APPENDIX G

                                MANAGEMENT FEES

   For the last three fiscal years ended March 31, the management fees paid by the Portfolio, the amounts waived by AIM and net fees paid by the Portfolio were as follows:

                                    2006                               2005                               2004
                     ---------------------------------- ---------------------------------- ----------------------------------
                                                NET                                NET                                NET
                     MANAGEMENT  MANAGEMENT  MANAGEMENT MANAGEMENT  MANAGEMENT  MANAGEMENT MANAGEMENT  MANAGEMENT  MANAGEMENT
PORTFOLIO NAME       FEE PAYABLE FEE WAIVERS  FEE PAID  FEE PAYABLE FEE WAIVERS  FEE PAID  FEE PAYABLE FEE WAIVERS  FEE PAID
--------------       ----------- ----------- ---------- ----------- ----------- ---------- ----------- ----------- ----------
Tax-Free Cash
Reserve Portfolio    $6,919,662  $1,762,263  $5,157,399 $6,427,161  $1,559,356  $4,867,805 $6,126,543  $1,447,004  $4,679,539

                                  APPENDIX H

                         ADMINISTRATIVE SERVICES FEES

   The Portfolio paid AIM the following amounts for administrative services for the last three fiscal years ended March 31:

PORTFOLIO NAME                                       2006     2005     2004
--------------                                     -------- -------- --------
Tax-Free Cash Reserve Portfolio                    $605,661 $593,616 $581,975

                                  APPENDIX I

             PURCHASES OF SECURITIES OF REGULAR BROKERS OR DEALERS

PURCHASES OF SECURITIES OF REGULAR BROKERS OR DEALERS

   During the last fiscal year ended March 31, 2006, the Portfolio did not purchase securities of its regular brokers or dealers.

                                  APPENDIX J

     AMOUNTS PAID TO FUND MANAGEMENT COMPANY PURSUANT TO DISTRIBUTION PLAN

   A list of amounts paid by each class of shares of the Portfolio to Fund Management Company pursuant to the Plan for the fiscal year or period ended March 31, 2006 follows:

          CLASS                                               AMOUNT.
          -----                                              --------
          Cash Management Class............................. $496,246
          Corporate Class/1/................................    3,442
          Personal Investment Class.........................  112,400
          Private Investment Class..........................  570,165
          Reserve Class.....................................  144,953
          Resource Class....................................  570,898
          Sweep Class/2/....................................     N/ A
--------
/1/  The Corporate Class commenced operations on September 8, 2005.
/2/ As of the fiscal year or period ended March 31, 2006, the Sweep Class had not commenced operations.

                                  APPENDIX K

         ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLAN

As estimate by category of the allocation of actual fees paid by each class of the Portfolio during the fiscal year or period ended March 31, 2006, follows:

                                                UNDERWRITERS   DEALERS
                                                COMPENSATION COMPENSATION
                                                ------------ ------------
       Cash Management Class                      $    21      $496,225
       Corporate Class/1/                              --         3,442
       Personal Investment Class                   30,665        81,735
       Private Investments Class                      431       569,734
       Reserve Class                               16,417       128,536
       Resource Class                                  --       570,898
       Sweep Class/2/                                 N/A           N/A

/1/  The Corporate Class commenced operations on September 8, 2005.
/2/ As of the fiscal year or period ended March 31, 2006, the Sweep Class had not commenced operations.

                                  APPENDIX L

                   PENDING LITIGATION ALLEGING MARKET TIMING

   The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties and are based on allegations of improper market timing and related activity in the AIM Funds. These lawsuits either have been served or have had service of process waived as of July 9, 2006 (with the exception of the Sayegh lawsuit discussed below).

   RICHARD LEPERA, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., INVESCO BOND FUNDS, INC., INVESCO SECTOR FUNDS, INC. AND DOE DEFENDANTS 1-100, in the District Court, City and County of Denver, Colorado, (Civil Action No. 03-CV-7600), filed on October 2, 2003. This claim alleges: common law breach of fiduciary duty; common law breach of contract; and common law tortious interference with contract. The plaintiff in this case is seeking: compensatory and punitive damages; injunctive relief; disgorgement of revenues and profits; and costs and expenses, including counsel fees and expert fees.

   MIKE SAYEGH, ON BEHALF OF THE GENERAL PUBLIC, V. JANUS CAPITAL CORPORATION, JANUS CAPITAL MANAGEMENT LLC, JANUS INVESTMENT FUND, EDWARD J. STERN, CANARY CAPITAL PARTNERS LLC, CANARY INVESTMENT MANAGEMENT LLC, CANARY CAPITAL PARTNERS LTD., KAPLAN & CO. SECURITIES INC., BANK ONE CORPORATION, BANC ONE INVESTMENT ADVISORS, THE ONE GROUP MUTUAL FUNDS, BANK OF AMERICA CORPORATION, BANC OF AMERICA CAPITAL MANAGEMENT LLC, BANC OF AMERICA ADVISORS LLC, NATIONS FUND INC., ROBERT H. GORDON, THEODORE H. SIHPOL III, CHARLES D. BRYCELAND, SECURITY TRUST COMPANY, STRONG CAPITAL MANAGEMENT INC., JB OXFORD & COMPANY,

   ALLIANCE CAPITAL MANAGEMENT HOLDING L.P., ALLIANCE CAPITAL MANAGEMENT L.P., ALLIANCE CAPITAL MANAGEMENT CORPORATION, AXA FINANCIAL INC., ALLIANCEBERNSTEIN REGISTRANTS, GERALD MALONE, CHARLES SCHAFFRAN, MARSH & MCLENNAN COMPANIES, INC., PUTNAM INVESTMENTS TRUST, PUTNAM INVESTMENT MANAGEMENT LLC, PUTNAM INVESTMENT FUNDS, AND DOES 1-500, in the Superior Court of the State of California, County of Los Angeles (Case No. BC304655), filed on October 22, 2003 and amended on December 17, 2003 to substitute INVESCO Funds Group, Inc. and Raymond R. Cunningham for unnamed Doe defendants. This claim alleges unfair business practices and violations of Sections 17200 and 17203 of the California Business and Professions Code. The plaintiff in this case is seeking: injunctive relief; restitution, including pre-judgment interest; an accounting to determine the amount to be returned by the defendants and the amount to be refunded to the public; the creation of an administrative process whereby injured customers of the defendants receive their losses; and counsel fees.

   RAJ SANYAL, DERIVATIVELY ON BEHALF OF NATIONS INTERNATIONAL EQUITY FUND, V. WILLIAM P. CARMICHAEL, WILLIAM H. GRIGG, THOMAS F. KELLER, CARL E. MUNDY, JR., CORNELIUS J. PINGS, A. MAX WALKER, CHARLES B. WALKER, EDMUND L. BENSON, III, ROBERT H. GORDON, JAMES B. SOMMERS, THOMAS S. WORD, JR., EDWARD D. BEDARD, GERALD MURPHY, ROBERT B. CARROLL, INVESCO GLOBAL ASSET MANAGEMENT, PUTNAM INVESTMENT MANAGEMENT, BANK OF AMERICA CORPORATION, MARSICO CAPITAL MANAGEMENT, LLC, BANC OF AMERICA ADVISORS, LLC, BANC OF AMERICA CAPITAL MANAGEMENT, LLC, AND NATIONS FUNDS TRUST, in the Superior Court Division, State of North Carolina (Civil Action No. 03-CVS-19622), filed on
   November 14, 2003. This claim alleges common law breach of fiduciary duty; abuse of control; gross mismanagement; waste of fund assets; and unjust enrichment. The plaintiff in this case is seeking: injunctive relief, including imposition of a constructive trust; damages; restitution and disgorgement; and costs and expenses, including counsel fees and expert fees.

   L. SCOTT KARLIN, DERIVATIVELY ON BEHALF OF INVESCO FUNDS GROUP, INC. V. AMVESCAP, PLC, INVESCO, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 ("Investment Company Act"), and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.

   RICHARD RAVER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
   V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC, AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND,

   INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on
   December 2, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act of 1933 (the "Securities Act"); Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 (the "Exchange Act"); Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.

   JERRY FATTAH, CUSTODIAN FOR BASIM FATTAH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2456), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and
   Section 206 of the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

   EDWARD LOWINGER AND SHARON LOWINGER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP

   VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO; INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

   JOEL GOODMAN, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
   V. INVESCO FUNDS GROUP, INC. AND RAYMOND R. CUNNINGHAM, in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003. This claim alleges common law breach of fiduciary duty and aiding and abetting breach of fiduciary duty. The plaintiffs in this case are seeking: injunctive relief; accounting for all damages and for all profits and any special benefits obtained; disgorgement; restitution and damages; costs and disbursements, including counsel fees and expert fees; and equitable relief.

   STEVEN B. EHRLICH, CUSTODIAN FOR ALEXA P. EHRLICH, UGTMA/FLORIDA, AND DENNY
   P. JACOBSON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO

   TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-N-2559), filed on
   December 17, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

   JOSEPH R. RUSSO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-10045), filed on December 18, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

   MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AMVESCAP PLC, AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, INVESCO FUNDS GROUP, INC., RAYMOND R. CUNNINGHAM, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action
   No. 03-M-2604), filed on December 24, 2003. This claim alleges violations of Sections 404, 405 and 406B of the Employee Retirement Income Security Act ("ERISA"). The plaintiffs in this case are seeking: declarations that the defendants breached their ERISA fiduciary duties and that they are not entitled to the protection of Section 404(c)(1)(B) of ERISA; an order compelling the defendants to make good all losses to a particular retirement plan described in this case (the "Retirement Plan") resulting from the defendants' breaches of their fiduciary duties, including losses to the Retirement Plan resulting from imprudent investment of the Retirement Plan's assets, and to restore to the Retirement Plan all profits the defendants made through use of the Retirement Plan's assets, and to restore to the Retirement Plan all profits which the participants would have made if the defendants had fulfilled their fiduciary obligations; damages on behalf of the Retirement Plan; imposition of a constructive trust, injunctive relief, damages suffered by the Retirement Plan, to be allocated proportionately to the participants in the Retirement Plan; restitution and other costs and expenses, including counsel fees and expert fees.

   PAT B. GORSUCH AND GEORGE L. GORSUCH V. INVESCO FUNDS GROUP, INC. AND AIM ADVISER, INC., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2612), filed on December 24, 2003. This claim alleges violations of Sections 15(a), 20(a) and 36(b) of the Investment Company Act. The plaintiffs in this case are seeking: rescission and/or voiding of the investment advisory agreements; return of fees paid; damages; and other costs and expenses, including counsel fees and expert fees.

   LORI WEINRIB, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
   V. INVESCO FUNDS GROUP, INC., AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00492), filed on January 21, 2004. This claim alleges violations of: Sections 11 and 15 of the 1933 Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

   ROBERT S. BALLAGH, JR., INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO

   TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0152), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.

   JONATHAN GALLO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
   V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action
   No. 04-MK-0151), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.

   EILEEN CLANCY, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
   V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO

   BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM AND THOMAS KOLBE, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-0713), filed on January 30, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act. The plaintiffs in this case are seeking: compensatory damages, rescission; return of fees paid; and other costs and expenses, including counsel fees and expert fees.

   SCOTT WALDMAN, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO DYNAMICS FUND, INVESCO EUROPEAN FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, AND RAYMOND CUNNINGHAM, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00915), filed on February 3, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act and common law breach of fiduciary duty. The plaintiffs in this case are seeking compensatory damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.

   CARL E. VONDER HAAR AND MARILYN P. MARTIN, ON BEHALF OF THEMSELVES AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC. AND DOE DEFENDANTS 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-CV-812), filed on February 5, 2004. This claim alleges: common law breach of fiduciary duty; breach of contract; and tortious interference with contract. The plaintiffs in this case are seeking: injunctive relief; damages; disgorgement; and costs and expenses, including counsel fees and expert fees.

   HENRY KRAMER, DERIVATIVELY ON BEHALF OF INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS V. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., DEFENDANTS, AND INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS, NOMINAL DEFENDANTS, in the United States District Court, District of Colorado (Civil Action
   No. 04-MK-0397), filed on March 4, 2004. This claim alleges violations of
   Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.

   CYNTHIA L. ESSENMACHER, DERIVATIVELY ON BEHALF OF THE INVESCO DYNAMICS FUND AND THE REMAINING "INVESCO FUNDS" V. INVESCO FUNDS GROUPS, INC., AMVESCAP PLC, AIM MANAGEMENT GROUP, INC., RAYMOND CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE AND MICHAEL LEGOSKI, DEFENDANTS, AND INVESCO DYNAMICS FUND AND THE "INVESCO FUNDS",

   NOMINAL DEFENDANTS, in the United States District Court, District of Delaware (Civil Action No. 04-CV-188), filed on March 29, 2004. This claim alleges: violations of Section 36(b) of the Investment Company Act; violations of Section 206 of the Advisers Act; common law breach of fiduciary duty; and civil conspiracy. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.

   ANNE G. PERENTESIS (WIDOW) V. AIM INVESTMENTS, ET AL (INVESCO FUNDS GROUP, INC.), in the District Court of Maryland for Baltimore County (Case No. 080400228152005), filed on July 21, 2005. This claim alleges financial losses, mental anguish and emotional distress as a result of unlawful market timing and related activity by the defendants. The plaintiff in this case is seeking damages and costs and expenses.

   Pursuant to an Order of the MDL Court, plaintiffs in the above lawsuits (with the exception of Carl E. Vonder Haar, et al. v. INVESCO Funds Group, Inc. et al. and Mike Sayegh v. Janus Capital Corporation, et al.) consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds (the Lepera lawsuit discussed below); (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants (the Essenmacher lawsuit discussed below); and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan (the Calderon lawsuit discussed below). The plaintiffs in the Vonder Haar and Sayegh lawsuits continue to seek remand of their lawsuits to state court. Set forth below is detailed information about these three amended complaints.

   RICHARD LEPERA, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED (LEAD PLAINTIFF: CITY OF CHICAGO DEFERRED COMPENSATION PLAN), V. INVESCO FUNDS GROUP, INC., AMVESCAP, PLC, AIM INVESTMENTS, AIM ADVISORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM STOCK FUNDS, AIM MUTUAL FUNDS, AIM COMBINATION STOCK & BOND FUNDS, AIM SECTOR FUNDS, AIM TREASURER'S SERIES TRUST, INVESCO DISTRIBUTORS, INC., AIM DISTRIBUTORS, INC., RAYMOND R. CUNNINGHAM, TIMOTHY J. MILLER, THOMAS A. KOLBE, MICHAEL D. LEGOSKI, MICHAEL
   K. BRUGMAN, MARK WILLIAMSON, EDWARD J. STERN, CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., RYAN GOLDBERG, MICHAEL GRADY, CITIGROUP, INC., CITIGROUP GLOBAL MARKETS HOLDINGS, INC., SALOMON SMITH BARNEY, INC., MORGAN STANLEY DW, ANNA BRUGMAN, ANB CONSULTING, LLC, KAPLAN & CO. SECURITIES INC., SECURITY TRUST COMPANY, N.A., GRANT D. SEEGER, JB OXFORD HOLDINGS, INC., NATIONAL CLEARING CORPORATION, JAMES G. LEWIS, KRAIG L. KIBBLE, JAMES Y. LIN, BANK OF AMERICA CORPORATION, BANC OF AMERICA SECURITIES LLC, THEODORE C. SIHPOL, III, BEAR STEARNS & CO., INC., BEAR STEARNS SECURITIES CORP., CHARLES SCHWAB & CO., CREDIT SUISSE FIRST BOSTON (USA) INC., PRUDENTIAL FINANCIAL, INC., PRUDENTIAL SECURITIES, INC., CANADIAN IMPERIAL BANK OF COMMERCE, JP MORGAN CHASE AND CO., AND JOHN DOE DEFENDANTS 1-100, in the MDL Court (Case No. 04-MD-15864;
   No. 04-CV-00814-JFM) (originally in the United States District Court for the District of Colorado), filed on September 29, 2004. This lawsuit alleges violations of Sections 11, 12(a) (2), and 15 of the Securities Act;
   Section 10(b) of the Exchange Act and Rule 10b-5 promulgated thereunder;
   Section 20(a) of the Exchange Act; Sections 34(b), 36(a), 36(b) and 48(a) of the Investment Company Act; breach of fiduciary duty/constructive fraud; aiding and abetting breach of fiduciary duty; and unjust enrichment. The plaintiffs in this lawsuit are seeking: compensatory damages, including interest; and other costs and expenses, including counsel and expert fees.

   CYNTHIA ESSENMACHER, SILVANA G. DELLA CAMERA, FELICIA BERNSTEIN AS CUSTODIAN FOR DANIELLE BROOKE BERNSTEIN, EDWARD CASEY, TINA CASEY, SIMON DENENBERG, GEORGE L. GORSUCH, PAT B. GORSUCH, L. SCOTT KARLIN, HENRY KRAMER, JOHN E. MORRISEY, HARRY SCHIPPER, BERTY KREISLER, GERSON SMITH, CYNTHIA PULEO, ZACHARY ALAN STARR, JOSHUA GUTTMAN, AND AMY SUGIN, DERIVATIVELY ON BEHALF OF THE MUTUAL FUNDS, TRUSTS AND CORPORATIONS COMPRISING THE INVESCO AND AIM FAMILY OF MUTUAL FUNDS V. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., INVESCO DISTRIBUTORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM MANAGEMENT GROUP, INC., AIM ADVISERS, INC., AIM INVESTMENT SERVICES, INC., AIM DISTRIBUTORS, INC., FUND MANAGEMENT COMPANY, MARK H. WILLIAMSON, RAYMOND R. CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE, MICHAEL LEGOSKI, MICHAEL BRUGMAN, FRED A. DEERING, VICTOR L. ANDREWS, BOB R. BAKER, LAWRENCE H. BUDNER, JAMES
   T. BUNCH, GERALD J. LEWIS, JOHN W. MCINTYRE, LARRY SOLL, RONALD L. GROOMS, WILLIAM J. GALVIN, JR., ROBERT H. GRAHAM, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JACK M. FIELDS, CARL FRISCHILING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, LOUIS S. SKLAR, OWEN DALY II, AURUM SECURITIES CORP., AURUM CAPITAL MANAGEMENT CORP., GOLDEN GATE FINANCIAL GROUP, LLC, BANK OF AMERICA CORP., BANC OF AMERICA SECURITIES LLC, BANK OF AMERICA, N.A., BEAR STEARNS & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY INVESTMENT MANAGEMENT, LLC, EDWARD J. STERN, CANADIAN IMPERIAL BANK OF COMMERCE, CIRCLE TRUST COMPANY, RYAN GOLDBERG, MICHAEL GRADY, KAPLAN & CO. SECURITIES, INC., JP MORGAN CHASE & CO., OPPENHEIMER & CO., INC., PRITCHARD CAPITAL PARTNERS LLC, TIJA MANAGEMENT, TRAUTMAN WASSERMAN & COMPANY, INC., DEFENDANTS, AND THE INVESCO FUNDS AND THE AIM FUNDS AND ALL TRUSTS AND CORPORATIONS THAT COMPRISE THE INVESCO FUNDS AND AIM FUNDS THAT WERE MANAGED BY INVESCO AND AIM, NOMINAL DEFENDANTS, in the MDL Court (Case No. 04-MD-15864-FPS;
   No. 04-819), filed on September 29, 2004. This lawsuit alleges violations of Sections 206 and 215 of the Investment Advisers Act; Sections 36(a), 36(b) and 47 of the Investment Company Act; control person liability under
   Section 48 of the Investment Company Act; breach of fiduciary duty; aiding and abetting breach of fiduciary duty; breach of contract; unjust enrichment; interference with contract; and civil conspiracy. The plaintiffs in this lawsuit are seeking: removal of director defendants; removal of adviser, sub-adviser and distributor defendants; rescission of management and other contracts between the Funds and defendants; rescission of 12b-1 plans; disgorgement of management fees and other compensation/profits paid to adviser defendants; compensatory and punitive damages; and fees and expenses, including attorney and expert fees.

   MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, INVESCO FUNDS GROUP, INC., AMVESCAP, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, AND RAYMOND R. CUNNINGHAM, in the MDL Court (Case No. 1:04-MD-15864-FPS), filed on September 29, 2004. This lawsuit alleges violations of ERISA Sections 404, 405 and 406. The plaintiffs in this lawsuit are seeking: declaratory judgment; restoration of losses suffered by the plan; disgorgement of profits; imposition of a constructive trust; injunctive relief; compensatory damages; costs and attorneys' fees; and equitable restitution.

   On March 1, 2006, the MDL Court entered orders on Defendants' Motions to dismiss in the derivative (Essenmacher) and class action (Lepera) lawsuits. The MDL Court dismissed all derivative causes of action in the Essenmacher lawsuit but two: (i) the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"); and (ii) the "control person liability" claim under Section 48 of the 1940 Act. The MDL Court dismissed all claims asserted in the Lepera class action lawsuit but three: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934; (ii) the excessive fee claim under Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and (iii) the "control person liability" claim under
Section 48 of the 1940 Act. On June 14, 2006, the MDL Court entered an order dismissing the Section 48 claim in the derivative (Essenmacher) lawsuit. Based on the MDL Court's March 1, 2006 and June 14, 2006 orders, all claims asserted against the Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the derivative (Essenmacher) lawsuit. Defendants filed their Original Answer in the class action (Lepera) lawsuit on March 31, 2006. The MDL Court has indefinitely deferred Defendants' obligation to answer the derivative (Essenmacher) lawsuit. The Plaintiffs in the class action (Lepera) lawsuit stipulated that their claims against AIM, ADI and AIM Investment Services, Inc. ("AIS") are based solely on successor liability for alleged timing in the AIM Funds formerly advised by IFG and that they are not making any claims based on alleged timing in the other AIM Funds. Based upon this stipulation, AIM withdrew its pending Motion to Dismiss the claims against AIM, ADI and AIS.

   On February 27, 2006, Judge Motz for the MDL Court issued a memorandum opinion on the AMVESCAP Defendants' motion to dismiss the ERISA (Calderon) lawsuit. Judge Motz granted the motion in part and denied the motion in part, holding that: (i) Plaintiff has both constitutional and statutory standing to pursue her claims under ERISA (S) 502(a)(2); (ii) Plaintiff lacks standing under ERISA (S) 502(a)(3) to obtain equitable relief; (iii) the motion is granted as to the claims alleged under ERISA (S) 404 for failure to prudently and loyally manage plan assets against certain AMVESCAP Defendants; (iv) the motion is denied as to the claims alleged under ERISA (S) 404 for failure to prudently and loyally manage plan assets against AMVESCAP and certain other AMVESCAP Defendants. The opinion also: (i) confirmed Plaintiff's abandonment of her claims that the Defendants engaged in prohibited transactions and/or misrepresentation; (ii) postponed consideration of the duty to monitor and co-fiduciary duty claims until after any possible amendments to the complaints;
(iii) stated that Plaintiff may seek leave to amend her complaint within 40 days of the date of filing of the memorandum opinion. On April 4, 2006, Judge Motz entered an Order implementing these rulings in the ERISA (Calderon) lawsuit against the AMVESCAP Defendants. On May 8, 2006, Plaintiff filed a Second Amended Class Action Complaint in order to comply with Judge Motz's Order. The remaining defendants are AVZ, Inc. (as Plan Sponsor) and AMVESCAP National Trust Company (as Plan Trustee and Asset Custodian), and the remaining claims are based on alleged breaches of Defendants' fiduciary duties caused by a failure to prudently and loyally manage Plan assets and failure to provide complete and accurate information to Plan Participants and Beneficiaries. Plaintiff removed certain Defendants and all claims against them, including AMVESCAP Retirement, Inc., IFG and AMVESCAP.

                                 APPENDIX L-2
     PENDING LITIGATION ALLEGING INADEQUATELY EMPLOYED FAIR VALUE PRICING

   The following civil class action lawsuits involve, depending on the lawsuit, one or more AIM Funds, IFG and/or AIM and allege that the defendants inadequately employed fair value pricing. These lawsuits either have been served or have had service of process waived as of July 9, 2006.

   T.K. PARTHASARATHY, EDMUND WOODBURY, STUART ALLEN SMITH AND SHARON SMITH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. T. ROWE PRICE INTERNATIONAL FUNDS, INC., T. ROWE PRICE INTERNATIONAL, INC., ARTISAN FUNDS, INC., ARTISAN PARTNERS LIMITED PARTNERSHIP, AIM INTERNATIONAL FUNDS, INC. AND AIM ADVISORS, INC., in the Third Judicial Circuit Court for Madison County, Illinois (Case No. 2003-L-001253), filed on September 23, 2003. This claim alleges: common law breach of duty and common law negligence and gross negligence. The plaintiffs in these cases are seeking: compensatory and punitive damages; interest; and attorneys' fees and costs. The Third Judicial Circuit Court for Madison County, Illinois has issued an order severing the claims of plaintiff Parthasarathy from the claims of the other plaintiffs against AIM and other defendants. As a result, AIM is a defendant in the following severed action: EDMUND WOODBURY, STUART ALLEN SMITH and SHARON SMITH, Individually and On Behalf of All Others Similarly Situated,
   v. AIM INTERNATIONAL FUNDS, INC., ET AL., in the Third Judicial Circuit Court for Madison County, Illinois (Case No. 03-L-1253A). The claims made by Plaintiffs and the relief sought in the Woodbury lawsuit are identical to those in the Parthasarathy lawsuit. On April 22, 2005, Defendants in the Woodbury lawsuit removed the action to Federal Court (U.S. District Court, Southern District of Illinois, No. 05-CV-302-DRH). Based on a recent Federal appellate court decision (the "Kircher" case), AIM and the other defendants in the Woodbury lawsuit removed the action to Federal court (U.S. District Court, Southern District of Illinois, Cause No. 05-CV-302-DRH) on April 22, 2005. On April 26, 2005, AIM and the other defendants filed their Motion to Dismiss Plaintiffs' state law based claims. On June 10, 2005, the Court dismissed the Woodbury lawsuit based upon the Kircher ruling and ordered the court clerk to close this case. Plaintiffs filed a Motion to Amend the Judgment arguing that the Kircher ruling does not apply to require the dismissal of the claims against AIM in the Woodbury lawsuit. On July 7, 2005, the Court denied this Motion. Plaintiffs have filed a Notice of Appeal. On September 2, 2005, the Court combined the nine cases on this subject matter, including the case against AIM.

   JOHN BILSKI, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AIM INTERNATIONAL FUNDS, INC., AIM ADVISORS, INC., INVESCO INTERNATIONAL FUNDS, INC., INVESCO FUNDS GROUP, INC., T. ROWE PRICE INTERNATIONAL FUNDS, INC. AND T. ROWE PRICE INTERNATIONAL, INC., in the United States District Court, Southern District of Illinois (East St. Louis) (Case No. 03-772), filed on November 19, 2003. This claim alleges: violations of Sections 36(a) and 36(b) of the Investment Company Act of 1940; common law breach of duty; and common law negligence and gross negligence. The plaintiff in this case is seeking: compensatory and punitive damages; interest; and attorneys' fees and costs. This lawsuit has been transferred to the MDL Court by order of the United States District Court, Southern District of Illinois (East St. Louis).

                                 APPENDIX L-3
    PENDING LITIGATION ALLEGING EXCESSIVE ADVISORY AND/OR DISTRIBUTION FEES

   The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of IFG, AIM, IINA, ADI and/or INVESCO Distributors and allege that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and, in some cases, also allege that the defendants adopted unlawful distribution plans. These lawsuits either have been served or have had service of process waived as of July 9, 2006.

   All of the lawsuits discussed below have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. By order of the United States District Court for the Southern District of Texas, Houston Division, the Kondracki and Papia lawsuits discussed below have been consolidated for pre-trial purpose into the Berdat lawsuit discussed below and administratively closed. On December 29, 2005, Defendants filed a Notice of Tag-Along case in the MDL Court regarding this matter due to the extensive allegations of market timing contained in Plaintiffs' Second Amended Consolidated Complaint. Pursuant to a Transfer Order issued by the MDL Court on June 16, 2006, the Berdat lawsuit was transferred to the MDL Court for pre-trial proceedings.

   RONALD KONDRACKI V. AIM ADVISORS, INC. AND AIM DISTRIBUTOR, INC., in the United States District Court for the Southern District of Illinois (Civil Action No. 04-CV-263-DRH), filed on April 16, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 (the "Investment Company Act"). The plaintiff in this case is seeking: damages; injunctive relief; prospective relief in the form of reduced fees; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.

   DOLORES BERDAT, MARVIN HUNT, MADELINE HUNT, RANDAL C. BREVER AND RHONDA LECURU V. INVESCO FUNDS GROUP, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO DISTRIBUTORS, INC., AIM ADVISORS, INC. AND AIM DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-978-T24-TBM), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.

   FERDINANDO PAPIA, FRED DUNCAN, GRACE GIAMANCO, JEFFREY S. THOMAS, COURTNEY KING, KATHLEEN BLAIR, HENRY BERDAT, RUTH MOCCIA, MURRAY BEASLEY AND FRANCES
   J. BEASLEY V. A I M ADVISORS, INC. AND A I M DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-977-T17-MSS), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.

                                 APPENDIX L-4
       PENDING LITIGATION ALLEGING IMPROPER MUTUAL FUND SALES PRACTICES
                      AND DIRECTED-BROKERAGE ARRANGEMENTS

   The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of AIM Management, IFG, AIM, AIS and/or certain of the trustees of the AIM Funds and allege that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively push the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits either have been served or have had service of process waived as of July 9, 2006.

   By order of the United States District Court for the Southern District of Texas, Houston Division, the claims made in the Beasley, Kehlbeck Trust, Fry, Apu and Bendix lawsuits discussed below were consolidated into the Boyce lawsuit discussed below and these other lawsuits were administratively closed. On June 7, 2005, Plaintiffs filed their Consolidated Amended Complaint in which they make substantially identical allegations to those of the individual underlying lawsuits. However, the City of Chicago Deferred Compensation Plan has been joined as an additional plaintiff in the Consolidated Amended Complaint. Plaintiffs added defendants, including current and former directors/trustees of the AIM Funds formerly advised by IFG. On December 16, 2005, Defendants filed their Motions to Dismiss these claims. Defendants' Motion to Dismiss has been fully briefed and argued and is pending a decision by the Court.

   JOY D. BEASLEY AND SHEILA MCDAID, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO

   HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the District of Colorado (Civil Action No. 04-B-0958), filed on May 10, 2004. The plaintiffs voluntarily dismissed this case in Colorado and re-filed it on July 2, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2589). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act of 1940 (the "Investment Company Act") and violations of Sections 206 and 215 of the Investment Advisers Act of 1940 (the "Advisers Act"). The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

   RICHARD TIM BOYCE V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the District of Colorado (Civil Action
   No. 04-N-0989), filed on May 13, 2004. The plaintiff voluntarily dismissed this case in Colorado and re-filed it on July 1, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action

   H-04-2587). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty.
   The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

   KEHLBECK TRUST DTD 1-25-93, BILLY B. KEHLBECK AND DONNA J. KEHLBECK, TTEES
   V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH
   H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2802), filed on July 9, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

   JANICE R. FRY, BOB J. FRY, JAMES P. HAYES, VIRGINIA L. MAGBUAL, HENRY W. MEYER AND GEORGE ROBERT PERRY V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM

   ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE
   L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS
   S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2832), filed on July 12, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

   ROBERT P. APU, SUZANNE K. APU, MARINA BERTI, KHANH DINH, FRANK KENDRICK, EDWARD A. KREZEL, DAN B. LESIUK, JOHN B. PERKINS, MILDRED E. RUEHLMAN, LOUIS
   E. SPERRY, J. DORIS WILLSON AND ROBERT W. WOOD V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS
   S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT

   DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2884), filed on July 15, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

   HARVEY R. BENDIX, CVETAN GEORGIEV, DAVID M. LUCOFF, MICHAEL E. PARMELEE, TRUSTEE OF THE HERMAN S. AND ESPERANZA A.. DRAYER RESIDUAL TRUST U/A 1/22/83 AND STANLEY S. STEPHENSON, TRUSTEE OF THE STANLEY J. STEPHENSON TRUST V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM

   INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-3030), filed on July 27, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.